                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                              MUNDER BALANCED FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Balanced Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER BALANCED FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                            1994           (5.19)
                            1995           23.55
                            1996           12.86
                            1997           17.98
                            1998           10.95
                            1999           19.40
                            2000           14.68
                            2001           (3.14)
                            2002          (13.16)

                      Year-to-date through 3/31/03: (1.11)%

           Best Quarter:      18.54%         (quarter ended 3/31/00)
           Worst Quarter:     (9.55)%        (quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
-----------------------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (13.16)     5.03        7.88
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (13.71)     1.36        5.11
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                      (8.06)     2.94        5.58
-----------------------------------------------------------------------------------------------------------------
Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (21.55)    (0.71)       8.72
-----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)       9.11
-----------------------------------------------------------------------------------------------------------------
Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           (9.60)     3.00        8.30
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (18.23)     3.67        7.24
-----------------------------------------------------------------------------------------------------------------
Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (21.55)    (0.71)       9.10
-----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)       9.48
-----------------------------------------------------------------------------------------------------------------
Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           (9.60)     3.00        8.51
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (18.33)     3.78        8.32
-----------------------------------------------------------------------------------------------------------------
Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (21.55)    (0.71)       9.83
-----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)      10.28
-----------------------------------------------------------------------------------------------------------------
Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           (9.60)     3.00        9.33
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (14.86)     4.06        6.81
-----------------------------------------------------------------------------------------------------------------
Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (21.55)    (0.71)       6.09
-----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)       6.45
-----------------------------------------------------------------------------------------------------------------
Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           (9.60)     3.00        6.89
-----------------------------------------------------------------------------------------------------------------

--------------------
(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 4/13/93, 4/30/93, 6/21/94 and 1/24/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 4/1/93, 5/1/93, 7/1/94 and 2/1/96, respectively.

(2) The Russell 3000 Index measures the performance of the 3,000 largest U.S. publicly traded securities. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary index from the S&P(R) 500 Index to the Russell 3000 Index to better reflect the market in which the Fund invests. The Russell 3000/Lehman Blended Index is a blended index made up of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

3. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 9 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

         --  Investment Strategy

             The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 13 of the Prospectus, the second bullet point on page 14 is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 20 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this

         Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 7-9 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Balanced Fund in particular.

7. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

         A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

         A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.      The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                                MUNDER BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) the reference to "and other fixed income securities" in the first paragraph is hereby deleted; (2) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (3) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including `junk' bonds" in the first sentence of the sixth paragraph is hereby deleted in its entirety; and (4) the introductory phrase in the third paragraph of that section is hereby replaced in its entirety with the following: "Bonds in which the Fund may invest also include, to a lesser extent:".

     In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies - Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER BOND FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                             1993              11.17
                             1994              (4.09)
                             1995              17.74
                             1996               2.72
                             1997               8.85
                             1998               8.90
                             1999              (2.94)
                             2000              10.28
                             2001               6.26
                             2002               7.37

                       Year-to-date through 3/31/03: 1.63%

               Best Quarter:     5.88%         (quarter ended 6/30/95)
               Worst Quarter:   (3.34)%        (quarter ended 3/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Since
                                                                                    1 Year    5 Years    10 Years   Inception
                                                                                      %          %          %         %/(1)/
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                  7.37       5.87       6.44        6.28
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                  5.02       3.30       3.83        3.69
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                          4.46       3.39       3.84        3.74
--------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees, expenses or      10.27       7.54       7.51        7.53
     taxes)
--------------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)      10.41       7.42       7.69        7.96
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                  2.77       4.73       5.77        5.83
--------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees, expenses or      10.27       7.54       7.51        7.62
     taxes)
--------------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)      10.41       7.42       7.69        7.81
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                  1.29       4.48         --        5.31
--------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                         10.27       7.54         --        7.63
--------------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)      10.41       7.42         --        7.61
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                  5.37       4.84         --        5.27
--------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                         10.27       7.54         --        7.84
--------------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)      10.41       7.42         --        7.83
--------------------------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 12/9/92, 3/13/96 and 3/25/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 12/1/91, 12/1/92, 3/1/96 and 4/1/96, respectively.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 10 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

       --   Investment Strategy
            The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

       Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 20 of the Prospectus:

     The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Bond Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                           MUNDER CASH INVESTMENT FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Cash Investment Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER CASH INVESTMENT FUND CLASS Y

TOTAL RETURN (%)
per calendar year

                            1993                2.72
                            1994                3.78
                            1995                5.58
                            1996                5.02
                            1997                5.19
                            1998                5.19
                            1999                4.83
                            2000                6.04
                            2001                3.82
                            2002                1.51

                       Year-to-date through 3/31/03: 0.23%

         Best Quarter:         1.56%        (quarter ended 9/30/00)
         Worst Quarter:        0.30%        (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

--------------------------------------------------------------------------------------------------------------
                                                                                                  Since
                                                              1 Year   5 Years    10 Years      Inception
                                                                %         %          %            %/(1)/
--------------------------------------------------------------------------------------------------------------
CLASS Y                                                        1.51      4.26       4.36        4.62
--------------------------------------------------------------------------------------------------------------
CLASS A                                                        1.16      3.99       4.12        4.11
--------------------------------------------------------------------------------------------------------------
CLASS B                                                          --        --         --       (4.97)/(2)/
--------------------------------------------------------------------------------------------------------------
CLASS C                                                          --        --         --       (0.98)/(2)/
--------------------------------------------------------------------------------------------------------------

----------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 3/14/90, 12/1/92, 11/1/02 and 11/5/02, respectively.

(2) The returns for Class B and Class C shares since inception are aggregate non-annualized returns.

3. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (2) is added to the rows entitled "Management Fees," "Distribution and/or Service (12b-1) Fees," "Other Expenses" and "Total Annual Fund Operating Expenses." Footnote (2) is hereby added following the table to read in its entirety as follows:

     (2) The advisor and/or distributor may voluntarily waive or reduce management fees, distribution and/or service fees and/or absorb other expenses with respect to any class of shares of the Fund in order to support yields. The advisor and the distributor have entered into a reimbursement agreement with the Fund ("Reimbursement Agreement") that is in effect through at least February 11, 2004. As described under the heading of "Management of the Fund--Reimbursement Agreement," on page 15 of the Prospectus, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement obligates the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of that Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

     --   Investment Strategy
          The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 9 of the Prospectus, the second bullet point on page 10, is hereby amended to read in its entirety as follows:

     Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information is hereby added under the heading of "Management of the Fund," which begins on page 15 of the Prospectus:

     Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor have entered into a reimbursement agreement with the Fund ("Reimbursement Agreement") that will remain in effect through at least February 11, 2004. The Reimbursement Agreement may continue from year to year thereafter.

     From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class-specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by each Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement obligates MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund.

     The Fund may at a later date reimburse to MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" of 0.05% as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

8. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 16 of the Prospectus:

     The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Cash Investment Fund in particular.

9. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                          MUNDER EMERGING MARKETS FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Emerging Markets Fund ("Fund"), formerly a series of The Munder Framlington Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Framlington Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER EMERGING MARKETS FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                           1997               13.06
                           1998              (27.27)
                           1999               86.29
                           2000              (41.54)
                           2001               (2.85)
                           2002               (4.93)

                   Year-to-date through 3/31/03:     (7.34)%

                   Best Quarter:         43.09%      (quarter ended 12/31/99)
                   Worst Quarter:       (23.83)%     (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

--------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                              1 Year    5 Year    Inception
                                                                                %         %         %/(1)/
--------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (4.93)    (6.06)      (3.11)
--------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (4.93)    (6.06)      (3.30)
--------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (3.03)    (4.65)      (2.46)
--------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                        (6.00)    (4.58)      (5.79)
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                1 Year     5 Year    Inception
                                                                                  %          %         %/(1)/
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                            (10.20)     (7.02)      (4.28)
-----------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                           (6.00)     (4.58)      (5.79)
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                            (10.56)     (7.11)      (5.78)
-----------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                           (6.00)     (4.58)      (7.67)
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (6.96)     (6.90)      (5.55)
-----------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                           (6.00)     (4.58)      (7.67)
-----------------------------------------------------------------------------------------------------------------

------------------
(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/31/96, 1/14/97, 2/25/97 and 3/3/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are from 1/1/97, 1/1/97, 3/1/97 and 3/1/97, respectively.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

      The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the third bullet point on page 11 is hereby amended to read in its entirety as follows:

      Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

      The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Emerging Markets Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

      A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

      A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.   The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                              MUNDER INDEX 500 FUND
                              Class A, B & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002


Effective as of the close of business on June 13, 2003, the Munder Index 500 Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on May 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, the word "net" in the first sentence of the first paragraph is hereby deleted. In addition, the following sentence is added to the end of the first paragraph under that heading:

     For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. Under the heading of "Principal Risks - Derivatives Risk," which begins on page 19 of the Prospectus, the following sentence is added after the first sentence under that heading:

     The primary risk with futures is that they can result in substantial gains or losses from small price movements.

4. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER INDEX 500 FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]


                            1993                9.08
                            1994                1.00
                            1995               37.32
                            1996               22.47
                            1997               32.84
                            1998               28.19
                            1999               20.59
                            2000               (9.44)
                            2001              (12.27)
                            2002              (22.50)

                      Year-to-date through 3/31/03: (3.28)%

     Best Quarter:      21.17%      (quarter ended 12/31/98)
     Worst Quarter:    (17.37)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Since
                                                                                 1 Year    5 Years    10 Years     Inception
                                                                                   %          %          %           %/(1)/
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (22.50)    (0.98)       8.96         9.76
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (22.87)    (1.53)       7.62         8.48
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (13.80)    (0.92)       7.01         7.78
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or taxes)       (22.10)    (0.59)       9.33        10.18
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (24.55)    (1.64)       8.52         8.47
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or taxes)       (22.10)    (0.59)       9.33         9.39
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (25.18)    (1.65)         --         6.70
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or taxes)       (22.10)    (0.59)         --         7.64
-------------------------------------------------------------------------------------------------------------------------------

------------------
(1) The inception dates for the Class Y, Class A and Class B shares are 12/1/91, 12/9/92 and 10/31/95, respectively. The index returns from inception for Class A and Class B shares are as of 12/1/92 and 11/1/95, respectively.

(2) Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

5. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

        --      Investment Strategy
                The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

6. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

7. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

        Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. Under the heading of "Applicable Sales Charges - CDSC" on page 12 of the Prospectus, the rate of 3.00% in the last sentence of the seventh paragraph and the commission of 4.00% in the eighth paragraph should each read as 2.00%.

9. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 17 of the Prospectus:

        The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Index 500 Fund in particular.

10. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                          MUNDER INTERMEDIATE BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Intermediate Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) the reference to "and other fixed income securities" in the first paragraph is hereby deleted; (2) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (3) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including `junk' bonds" in the first sentence of the sixth paragraph is hereby deleted in its entirety; and (4) the introductory phrase in the third paragraph of that section is hereby replaced in its entirety with the following:
         "Bonds in which the Fund may invest also include, to a lesser extent:".

         In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies - Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER INTERMEDIATE BOND FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                         1993               8.05
                         1994              (3.08)
                         1995              14.01
                         1996               3.13
                         1997               7.21
                         1998               7.21
                         1999               0.20
                         2000               9.12
                         2001               7.65
                         2002               8.00

               Year-to-date through 3/31/03:          1.56%

               Best Quarter:              4.55%       (quarter ended 6/30/95)
               Worst Quarter:            (2.58)%      (quarter ended 3/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Since
                                                                                 1 Year    5 Years    10 Years     Inception
                                                                                   %          %          %           %/(1)/
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               8.00      6.39        6.05         6.24
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               5.91      4.02        3.43         3.71
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       4.86      3.92        3.50         3.74
-------------------------------------------------------------------------------------------------------------------------------
Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees, expenses
     or taxes)                                                                    9.83      7.48        7.07         7.25
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               3.56      5.27        5.39         5.40
-------------------------------------------------------------------------------------------------------------------------------
Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees, expenses
     or taxes)                                                                    9.83      7.48        7.07         7.14
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               2.05      5.02        --           5.86
-------------------------------------------------------------------------------------------------------------------------------
Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees, expenses
     or taxes)                                                                    9.83      7.48        --           7.85
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               6.02      5.37        --           5.51
-------------------------------------------------------------------------------------------------------------------------------
Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees, expenses
     or taxes)                                                                    9.83      7.48        --           7.59
-------------------------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/24/92, 10/25/94 and 4/19/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 12/1/91, 12/1/92, 11/1/94 and 5/1/96, respectively.

(2) The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 10 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

         --       Investment Strategy
                  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 21 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Intermediate Bond Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

         A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

         A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.      The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                         MUNDER INTERNATIONAL BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Bond Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (2) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including `junk' bonds" in the first sentence of the fifth paragraph is hereby deleted in its entirety; and (3) the second sentence in the third paragraph is hereby amended to read in its entirety as follows:

          Generally, the Fund will invest at least 80% of its assets in the securities of issuers in at least three foreign countries, which may include emerging market countries.

     In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies - Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

4. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder International Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                              1997             (4.87)
                              1998             17.64
                              1999             (5.42)
                              2000             (3.53)
                              2001             (3.69)
                              2002             21.91

                   Year-to-date through 3/31/03:     4.07%

           Best Quarter:        13.75%       (quarter ended 6/30/02)
           Worst Quarter:       (5.51)%      (quarter ended 3/31/97)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                                 1 Year    5 Year     Inception
                                                                                   %         %          %/(1)/
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              21.91      4.73         3.34
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                              21.37      3.76         2.39
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                      13.45      3.34         2.21
-------------------------------------------------------------------------------------------------------------------
Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           21.99      5.08         3.67
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              16.65      3.60         2.43
-------------------------------------------------------------------------------------------------------------------
Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           21.99      5.08         3.44
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              15.60      3.33         2.73
-------------------------------------------------------------------------------------------------------------------
Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           21.99      5.08         4.54
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              19.66        --         3.42
-------------------------------------------------------------------------------------------------------------------
Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
    expenses or taxes)                                                           21.99        --         4.98
-------------------------------------------------------------------------------------------------------------------

------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 10/2/96, 10/17/96, 6/9/97 and 6/4/98, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 10/1/96, 11/1/96, 6/1/97 and 6/1/98, respectively.

(2) The Salomon Brothers Non-U.S.$ World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, EUR 15 billion and (Yen)2.5 trillion.

5. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

       Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 20 of the Prospectus:

       The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of

     Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Bond Fund in particular.

9. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                        MUNDER INTERNATIONAL EQUITY FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Equity Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER INTERNATIONAL EQUITY FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                       1993             32.51
                       1994             (8.35)
                       1995             14.03
                       1996             10.41
                       1997              3.37
                       1998             13.37
                       1999             44.54
                       2000            (17.03)
                       2001            (21.88)
                       2002            (17.42)

     Year-to-date through 3/31/03:      (6.85)%

     Best Quarter:          25.39%      (quarter ended 12/31/99)
     Worst Quarter:        (19.59)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Since
                                                                                1 Year   5 Years   10 Years    Inception
                                                                                  %         %         %          %/(1)/
----------------------------------------------------------------------------------------------------------------------------
CLASS Y
----------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                            (17.42)   (2.59)      3.32         3.58
----------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                            (17.91)   (3.82)      2.02         2.40
----------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                    (10.69)   (1.92)      2.63         2.87
----------------------------------------------------------------------------------------------------------------------------
FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                     (14.71)   (2.07)      4.34         3.03
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Since
                                                                                   1 Year   5 Years   10 Years    Inception
                                                                                     %        %         %          %/(1)/
------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                 (22.33)   (3.96)      2.48         2.49
------------------------------------------------------------------------------------------------------------------------------
FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees, expenses or taxes)  (14.71)   (2.07)      4.34         4.34
------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                 (22.33)   (3.88)        --        (0.02)
------------------------------------------------------------------------------------------------------------------------------
FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees, expenses or taxes)  (14.71)   (2.07)        --         0.76
------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                 (19.09)   (3.58)        --        (0.74)
------------------------------------------------------------------------------------------------------------------------------
FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees, expenses or taxes)  (14.71)   (2.07)        --         0.10
------------------------------------------------------------------------------------------------------------------------------

-----------------
(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/30/92, 3/9/94 and 9/29/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 12/1/91, 12/1/92, 3/1/94 and 10/1/95, respectively.

(2) The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The index is weighted based on the market capitalization of those stocks selected to represent each such country and includes gross reinvestment of dividends.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

         The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

         --     Investment Strategy
                The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the first bullet point on page 11 is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Equity Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                        MUNDER INTERNATIONAL GROWTH FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Growth Fund ("Fund"), formerly a series of The Munder Framlington Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Framlington Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER INTERNATIONAL GROWTH FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                              1997              2.22
                              1998             15.64
                              1999             45.50
                              2000            (18.18)
                              2001            (28.04)
                              2002            (18.88)

                  Year-to-date through 3/31/03:     (10.16)%

          Best Quarter:      26.08%       (quarter ended 12/31/99)
          Worst Quarter:    (22.14)%      (quarter ended 9/30/02)


AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
----------------------------------------------------------------------------------------------------------------
CLASS Y
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (18.88)    (4.28)     (3.22)
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (18.88)    (4.95)     (3.83)
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (11.59)    (3.20)     (2.42)
----------------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (15.64)    (2.61)     (1.85)
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (23.15)    (5.46)     (4.51)
----------------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (15.64)    (2.61)     (1.58)
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (23.82)    (5.60)     (4.22)
----------------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (15.64)    (2.61)     (1.67)
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (20.45)    (5.23)     (4.24)
----------------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (15.64)    (2.61)     (1.29)
----------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/31/96, 2/20/97, 3/19/97 and 2/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 3/1/97, 4/1/97 and 2/1/97, respectively.
(2) Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

3. Under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus, footnote (1) and all references thereto are hereby deleted in their entirety. Footnote (2) and all references thereto are hereby renumbered as footnote (1).

        In addition, the following sentence is hereby added at the end of the current text of footnote (e) to the Fees & Expenses table:

        The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 12 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

        Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 19 of the Prospectus:

        The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Growth Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

        A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

        A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.     The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                           MUNDER LARGE-CAP VALUE FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Large-Cap Value Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER LARGE-CAP VALUE FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                       1995                    34.27
                       1996                    16.14
                       1997                    32.35
                       1998                    10.31
                       1999                     0.12
                       2000                     3.81
                       2001                    (3.95)
                       2002                   (19.24)

                  Year-to-date through 3/31/03:        (4.52)%

           Best Quarter:              13.72%      (quarter ended 12/31/98)
           Worst Quarter:            (16.86)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                                 1 Year    5 Years    Inception
                                                                                   %          %         %/(1)/
-----------------------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (19.24)    (2.36)       7.32
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (19.52)    (3.64)       5.31
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (11.80)    (1.97)       5.63
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       (15.53)     1.16       11.02
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                                 1 Year    5 Years    Inception
                                                                                   %          %         %/(1)/
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (23.94)    (3.69)        6.30
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (15.53)     1.16        10.74
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (24.11)    (3.65)        6.26
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (15.53)     1.16        10.74
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (20.91)    (3.31)        3.68
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (15.53)     1.16         8.53
-----------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 8/8/94, 8/9/94 and 12/5/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 7/1/94, 8/1/94, 8/1/94 and 12/1/95, respectively.

(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

3. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

          --   Investment Strategy
               The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The following information hereby replaces in its entirety added before the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 17 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 7-9 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Large-Cap Value Fund in particular.

7. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

         A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

         A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.      The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                       MUNDER MICHIGAN TAX-FREE BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Michigan Tax-Free Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, the word "net" is hereby deleted from the first sentence of the first paragraph and the second paragraph is hereby amended to read in its entirety as follows:

         The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities, the income from which is exempt from Federal income taxes and Michigan state income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, is hereby replaced in its entirety with the word "bonds." In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies-Principal Risks," are hereby replaced with the word "bond" or "bonds," respectively.

4. Under the heading of "Principal Risks - State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

         Because the Fund invests primarily in a portfolio of Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER MICHIGAN TAX-FREE BOND FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                   1995                          17.05
                   1996                           3.28
                   1997                           9.76
                   1998                           5.90
                   1999                          (3.96)
                   2000                          12.64
                   2001                           3.78
                   2002                          10.27

                       Year-to-date through 3/31/03: 1.02%

               Best Quarter:             6.84%        (quarter ended 3/31/95)
               Worst Quarter:           (2.81)%       (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

----------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                                 1 Year    5 Years    Inception
                                                                                   %          %        %/(1)/
----------------------------------------------------------------------------------------------------------------
CLASS Y
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              10.27       5.56        5.40
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               8.58       5.13        4.46
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       6.26       4.93        4.33
----------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                       10.77       6.52        6.60
----------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)   10.32       6.30        6.42
----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               5.63       4.43        4.79
----------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                       10.77       6.52        6.51
----------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)   10.32       6.30        6.33
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               4.14       4.20        5.59
----------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                       10.77       6.52        7.66
----------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)   10.32       6.30        7.45
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               8.16       4.53        5.22
----------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                       10.77       6.52        7.38
----------------------------------------------------------------------------------------------------------------
Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes)   10.32       6.30        7.13
----------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 1/3/94, 2/15/94, 7/5/94 and 10/4/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/94, 2/1/94, 7/1/94 and 10/1/96, respectively.

(2) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is made up of 1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

6. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

         --   Investment Strategy

              The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

7. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

8. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 17 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Michigan Tax-Free Bond Fund in particular.

10. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

         A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

         A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.      The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                            MUNDER MIDCAP SELECT FUND
                            Class A, B, II & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder MidCap Select Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER MIDCAP SELECT FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                            1999            31.62
                            2000            30.82
                            2001            (2.52)
                            2002           (15.12)

                 Year-to-date through 3/31/03:        (0.41)%

          Best Quarter:          24.95%       (quarter ended 12/31/99)
          Worst Quarter:        (15.69)%      (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                       1 Year     Inception
                                                                                          %         %/(1)/
------------------------------------------------------------------------------------------------ ------------
CLASS Y
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                    (15.22)      7.28
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                    (15.22)      6.16
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                             (9.35)      5.43
-------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (14.51)      5.19
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                       1 Year     Inception
                                                                                          %         %/(1)/
-------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                    (20.09)     (7.87)
-------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (14.51)     (3.44)
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                    (20.24)     (7.39)
-------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (14.51)     (3.44)
-------------------------------------------------------------------------------------------------------------
CLASS II
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                    (17.73)     (8.99)
-------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (14.51)     (3.44)
-------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class II shares are 6/24/98, 7/3/00, 7/5/00 and 7/14/00, respectively. The index returns from inception for Class Y, Class A, Class B and Class II shares are as of 7/1/98, 7/1/00, 7/1/00 and 7/1/00, respectively.

(2) The Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the second bullet point on page 11 is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 17 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the MidCap Select Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

         A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

         A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.      The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                         MUNDER MULTI-SEASON GROWTH FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Multi-Season Growth Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies - Goal," which appears on page 1 of the Prospectus, the information is hereby amended to read in its entirety as follows:

     GOAL

     The Fund's goal is to provide long-term capital appreciation.

     This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

4. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER MULTI-SEASON GROWTH FUND CLASS B

TOTAL RETURN (%)
per calendar year

[BAR CHART]


                           1994              (3.21)
                           1995              31.19
                           1996              21.42
                           1997              29.20
                           1998              14.29
                           1999              10.46
                           2000              (7.67)
                           2001             (15.82)
                           2002             (27.83)



                      Year-to-date through 3/31/03: (3.07)%

               Best Quarter:           19.58%       (quarter ended 12/31/98)
               Worst Quarter:         (16.59)%      (quarter ended 6/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

----------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              (31.44)    (6.94)      4.42
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                              (31.44)    (8.15)      3.39
----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                      (19.30)    (4.89)      3.86
----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (22.10)    (0.59)      9.48
----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              (31.34)    (7.00)      4.41
----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (22.10)    (0.59)      9.45
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              (28.49)    (6.56)      4.35
----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (22.10)    (0.59)      9.27
----------------------------------------------------------------------------------------------------------------
CLASS Y
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              (26.99)    (5.63)      5.34
----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (22.10)    (0.59)      9.10
----------------------------------------------------------------------------------------------------------------

-----------------

(1) The inception dates for the Class B, Class A, Class C and Class Y shares are 4/29/93, 8/4/93, 9/20/93 and 8/16/93, respectively. The index returns from inception for Class B, Class A, Class C and Class Y shares are as of 5/1/93, 8/1/93, 10/1/93 and 9/1/93, respectively.

(2) Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

5. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the third bullet point on page 11 is hereby amended to read in its entirety as follows:

       Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

       The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Multi-Season Growth Fund in particular.

9. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                    MUNDER REAL ESTATE EQUITY INVESTMENT FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Real Estate Equity Investment Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies - Goal," which appears on page 1 of the Prospectus, the information is hereby amended to read in its entirety as follows:

     GOAL

     The Fund's goal is to provide long-term capital appreciation.

     This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

4. The paragraph under the heading of "Principal Risks - Sector Risk," which begins on page 2 of the Prospectus, is hereby amended to read in its entirety as follows:

     The Fund will concentrate its investments in the real estate industry sector. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting the real estate industry sector could have a major effect on the value of the Fund's investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER REAL ESTATE EQUITY INVESTMENT FUND CLASS A

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                         1995                  11.71
                         1996                  34.03
                         1997                  22.13
                         1998                 (17.17)
                         1999                  (4.87)
                         2000                  21.53
                         2001                   7.87
                         2002                   6.51

                     Year-to-date through 3/31/03:   1.86%

           Best Quarter:       17.73%         (quarter ended 12/31/96)
           Worst Quarter:     (10.35)%        (quarter ended 9/30/99)


AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

---------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                                 1 Year    5 Year    Inception
                                                                                   %         %         %/(1)/
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               0.65      0.78       8.39
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                              (1.22)    (1.24)      6.35
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       0.39     (0.43)      5.85
---------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)      9.97
---------------------------------------------------------------------------------------------------------------
NAREIT Equity Index/(2)/ (reflects no deductions for fees, expenses or taxes)     3.81      3.29      10.06
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               0.65      0.80       8.34
---------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)      9.97
---------------------------------------------------------------------------------------------------------------
NAREIT Equity Index/(2)/ (reflects no deductions for fees, expenses or taxes)     3.81      3.29      10.06
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               4.61      1.15       8.05
---------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)      9.97
---------------------------------------------------------------------------------------------------------------
NAREIT Equity Index/(2)/ (reflects no deductions for fees, expenses or taxes)     3.81      3.29      10.06
---------------------------------------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               6.69      2.16       9.41
---------------------------------------------------------------------------------------------------------------
S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)    (0.59)      6.89
---------------------------------------------------------------------------------------------------------------
NAREIT Equity Index/(2)/ (reflects no deductions for fees, expenses or taxes)     3.81      3.29       9.71
---------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class A, Class B, Class C and Class Y shares are 9/30/94, 10/3/94, 1/5/96 and 10/3/94, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are as of 10/1/94, 10/1/94, 1/1/96 and 10/1/94, respectively.

(2) Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is an unmanaged index that includes all tax-qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.

6. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

7. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

8. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

     Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 17 of the Prospectus:

     The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Real Estate Equity Investment Fund in particular.

10. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                           MUNDER SMALL-CAP VALUE FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Small-Cap Value Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Small-Cap Value Fund Class Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]


                              1997            44.49
                              1998            (6.46)
                              1999            (4.92)
                              2000            16.07
                              2001            24.30
                              2002            (9.24)

                   Year-to-date through 3/31/03:    (1.70)%

                 Best Quarter:    22.59%       (quarter ended 9/30/97)
                 Worst Quarter:   (19.99)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------------
                                                                                                         Since
                                                                                     1 Year    5 Year  Inception
                                                                                       %          %       %(1)
-----------------------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                  (9.24)     3.09      9.18
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                  (9.46)     2.15      7.97
-----------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                          (5.60)     2.05      7.00
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)    (11.42)     2.71      7.07
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                   Since
                                                                                  1 Year  5 Year  Inception
                                                                                     %      %       %(1)
-----------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (14.52)   1.70     7.58
-----------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)  (11.42)   2.71     7.07
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (14.65)   1.73     6.88
-----------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)  (11.42)   2.71     6.90
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (11.06)   2.06     7.79
-----------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)  (11.42)   2.71     7.07
-----------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 1/10/97, 2/11/97 and 1/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 1/1/97, 2/1/97 and 1/1/97, respectively.

(2) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

4. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

       The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

5. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 11 of the Prospectus, the second bullet point on page 12 is hereby amended to read in its entirety as follows:

       Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

       The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Small-Cap Value Fund in particular.

9. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

       A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

       A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.    The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                        MUNDER SMALL COMPANY GROWTH FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Small Company Growth Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER SMALL COMPANY GROWTH FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                            1993            13.14
                            1994            (2.53)
                            1995            30.01
                            1996            37.17
                            1997            25.55
                            1998            (7.23)
                            1999             2.31
                            2000            (9.44)
                            2001           (12.60)
                            2002           (33.26)

                      Year-to-date through 3/31/03: (5.07)%

          Best Quarter:           26.30%      (quarter ended 12/31/01)
          Worst Quarter:         (28.79)%     (quarter ended 9/30/01)


AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Since
                                                                                 1 Year     5 Years    10 Years   Inception
                                                                                   %           %          %         %/(1)/
-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (33.26)     (12.90)      2.16        4.33
-----------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (33.26)     (13.47)      0.66        2.93
-----------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (20.42)      (9.58)      1.82        3.65
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index /(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (30.27)      (6.59)      2.62        3.91
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Since
                                                                                 1 Year     5 Years    10 Years   Inception
                                                                                   %           %          %         %/(1)/
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (37.10)     (13.84)      1.51        1.92
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index /(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (30.27)      (6.59)      2.62        2.88
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (37.21)     (14.04)        --        0.73
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index /(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (30.27)      (6.59)        --        2.02
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (34.55)     (13.75)        --       (2.23)
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index /(2)/ (reflects no deductions for fees, expenses or
    taxes)                                                                      (30.27)      (6.59)        --       (1.34)
-----------------------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/23/92, 4/28/94 and 9/26/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 12/1/91, 12/1/92, 5/1/94 and 10/1/95, respectively.

(2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 5 of the Prospectus:

         The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

         --    Investment Strategy
               The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

         Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

         The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Small Company Growth Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                            MUNDER TAX-FREE BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, the second paragraph is hereby amended to read in its entirety as follows:

     The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in municipal obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, is hereby replaced in its entirety with the word "bonds". In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies
     - Principal Risks," are hereby replaced with the word "bond" and "bonds," respectively.

4. Under the heading of "Principal Risks - State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

     Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER TAX-FREE BOND FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                             1995             16.07
                             1996              2.38
                             1997             10.13
                             1998              5.58
                             1999             (3.85)
                             2000             12.01
                             2001              3.72
                             2002             10.00


                        Year-to-date through 3/31/03: 1.17%

              Best Quarter:           6.10%        (quarter ended 3/31/95)
              Worst Quarter:          (2.93)%      (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                Since
                                                                                         1 Year   5 Years     Inception
                                                                                           %         %          %(1)
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      10.00     5.34         6.36
---------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                       7.67     4.64         5.28
---------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                               6.65     4.74         5.22
---------------------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index(2) (reflects no deductions for fees, expenses or taxes)        10.77     6.52         7.49
---------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)             10.32     6.30         7.28
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       5.36     4.24         5.11
---------------------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index(2) (reflects no deductions for fees, expenses or  taxes)       10.77     6.52         7.20

---------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)             10.32     6.30         7.00
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       3.82     3.94         5.79
---------------------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index(2) (reflects no deductions for fees, expenses or taxes)        10.77     6.52         8.55
---------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)             10.32     6.30         8.33
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       7.89     4.38         4.91
---------------------------------------------------------------------------------------------------------------------------
Lehman 15-Year Muni Index(2) (reflects no deductions for fees, expenses or taxes)        10.77     6.52         7.14
---------------------------------------------------------------------------------------------------------------------------
Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)             10.32     6.30         6.92

____________

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 7/21/94, 10/9/95, 12/6/94 and 7/7/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 8/1/94, 10/1/95, 12/1/94 and 7/1/97, respectively.

(2) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is made up of 1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

6. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

     --   Investment Strategy
          The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

7. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

8. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

     Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

     The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Bond Fund in particular.

10. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                        MUNDER TAX-FREE MONEY MARKET FUND
                               Class A & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Money Market Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, the second paragraph is hereby amended to read in its entirety as follows:

     The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For the purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER TAX-FREE MONEY MARKET FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                        1993             2.06
                        1994             2.37
                        1995             2.38
                        1996             2.99
                        1997             3.14
                        1998             2.98
                        1999             2.77
                        2000             3.62
                        2001             2.32
                        2002             1.08

               Year-to-date through 3/31/03:        0.17%

        Best Quarter:           0.95%        (quarter ended 12/31/00)
        Worst Quarter:          0.22%        (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
                                          %         %         %         %/(1)/
--------------------------------------------------------------------------------
CLASS Y                                 1.08       2.55      2.67       2.98
--------------------------------------------------------------------------------
CLASS A                                 0.83       2.30      2.44       2.44
--------------------------------------------------------------------------------

_______________

(1) The inception dates for Class Y and Class A shares are 3/14/90 and 11/29/92, respectively.

4. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (1) is added to the rows entitled "Management Fees," "Shareholder Servicing Fees," "Other Operating Expenses" and "Total Annual Fund Operating Expenses." Footnote (1) is hereby added following the table to read in its entirety as follows:

     (1) The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to any class of shares of the Fund in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor and the distributor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund --Reimbursement Agreement," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor and/or the distributor foramounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

5. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

       --  Investment Strategy
           The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

6. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 7 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

7. The following information is hereby added under the heading of "Management of the Fund," which begins on page 13 of the Prospectus:

     Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor may waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to each class of shares of the Fund. Although it had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with MCM and the Fund's distributor ("Reimbursement Agreement").

     From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

     To the extent that it enters into a Reimbursement Agreement with MCM and the distributor, the Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" stipulated in the Reimbursement Agreement as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

8. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 14 of the Prospectus:

     The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Money Market Fund in particular.

9. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
     (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

     A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

     A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.  The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Short & Intermediate Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was renamed Munder Tax-Free Short & Intermediate Bond Fund and was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. All references in the Prospectus to the Fund's name are hereby changed to "Munder Tax-Free Short & Intermediate Bond Fund."

3. Under the heading of "Goal and Principal Investment Strategies - Principal Investment Strategies," which begins on page 1 of the Prospectus, the second paragraph is hereby amended to read in its entirety as follows:

        The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For the purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

4. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies
        - Principal Investment Strategies," which begins on page 1 of the Prospectus, is hereby replaced in its entirety with the word "bonds." In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies - Principal Risks," are hereby replaced with the word "bond" and "bonds," respectively.

5. Under the heading of "Principal Risks - State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

        Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

6. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND CLASS A

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                           1993                7.05
                           1994               (2.68)
                           1995               11.33
                           1996                3.02
                           1997                5.61
                           1998                4.69
                           1999               (0.10)
                           2000                6.37
                           2001                5.05
                           2002                6.99

                   Year-to-date through 3/31/03:      0.67%

             Best Quarter:     4.51%      (quarter ended 3/31/95)
             Worst Quarter:   (3.25)%     (quarter ended 12/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Since
                                                                                1 Year   5 Years   10 Years    Inception
                                                                                  %         %         %          %/(1)/
-------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              2.72     3.71       4.24        4.27
-------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                              1.19     3.31       3.31        3.34
-------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                      1.80     3.39       3.33        3.35
-------------------------------------------------------------------------------------------------------------------------
Lehman Int. Short Muni Index/5-Year G. O. Index /(2)/ (reflects no deductions
    for fees, expenses or taxes)                                                 8.38     5.64       5.84        5.87
-------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              1.29     3.45        --         4.07
-------------------------------------------------------------------------------------------------------------------------
Lehman Int. Short Muni Index/5-Year G. O. Index /(2)/ (reflects no deductions
    for fees, expenses or taxes)                                                 8.38     5.64        --         6.01
-------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              5.24       --        --         4.03
-------------------------------------------------------------------------------------------------------------------------
Lehman Int. Short Muni Index/5-Year G. O. Index /(2)/ (reflects no deductions
    for fees, expenses or taxes)                                                 8.38       --        --         5.76
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              7.36     4.85       4.90        4.92
-------------------------------------------------------------------------------------------------------------------------
Lehman Int. Short Muni Index/5-Year G. O. Index /(2)/ (reflects no deductions
    for fees, expenses or taxes)                                                 8.38     5.64       5.84        5.84
-------------------------------------------------------------------------------------------------------------------------

----------------

(1) The inception dates for the Class A, Class B, Class C and Class Y shares are 11/30/92, 5/16/96, 7/8/98 and 12/17/92, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are as of 12/1/92, 6/1/96, 7/1/98 and 1/1/93, respectively.

(2) The Lehman Brothers Mutual Fund Intermediate Short Municipal Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and ten years. Prior to July 31, 1993 the Tax-Free Short & Intermediate Bond Fund is compared to the Lehman Brothers 5 Year General Obligation Index, a performance benchmark for the short-term investment-grade tax-exempt bond market.

7. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

        --  Investment Strategy
            The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

8. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

9. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

        Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

10. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 16 of the Prospectus:

        The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 11-13 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Short & Intermediate Bond Fund in particular.

11. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

        A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

12. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

        A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

13. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

14.     The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                       MUNDER U.S. GOVERNMENT INCOME FUND
                            Class A, B, C & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder U.S. Government Income Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER U.S. GOVERNMENT INCOME FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                    1995                 17.49
                    1996                  3.13
                    1997                  8.99
                    1998                  7.50
                    1999                 (0.88)
                    2000                 11.64
                    2001                  7.77
                    2002                 10.10

              Year-to-date through 3/31/03:    0.87%

              Best Quarter:     5.97%       (quarter ended 6/30/95)
              Worst Quarter:   (2.08)%      (quarter ended 3/31/96)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

-------------------------------------------------------------------------------------------------------------
                                                                                                     Since
                                                                                1 Year   5 Years   Inception
                                                                                  %         %        %/(1)/
-------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              10.10     7.14       7.61
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               7.73     4.64       4.92
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       6.14     4.45       4.75
-------------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                      11.50     7.77       8.19
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               5.35     5.98       6.84
-------------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                      11.50     7.77       8.04
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               3.90     5.75       6.13
-------------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                      11.50     7.77       7.75
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               7.91     6.05       6.35
-------------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
     taxes)                                                                      11.50     7.77       8.25
-------------------------------------------------------------------------------------------------------------

____________________

(1) The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 7/28/94, 9/6/95 and 8/12/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 7/1/94, 8/1/94, 9/1/95 and 8/1/96, respectively.

(2) The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporation and corporate debt guaranteed by the U.S. Government.

3. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

        --    Investment Strategy
              The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment - Share Class Selection - Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

        Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 18 of the Prospectus:

        The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 7-9 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the U.S. Government Income Fund in particular.

7. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

        A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

        A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.     The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                     MUNDER U.S. TREASURY MONEY MARKET FUND
                               Class A & Y Shares

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder U.S. Treasury Money Market Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

MUNDER U.S. TREASURY MONEY MARKET FUND CLASS Y

TOTAL RETURN (%)
per calendar year

[BAR CHART]

                              1993            2.60
                              1994            3.59
                              1995            5.33
                              1996            4.83
                              1997            4.97
                              1998            4.86
                              1999            4.41
                              2000            5.61
                              2001            3.33
                              2002            1.14


                 Year-to-date through 3/31/03:     0.13%

       Best Quarter:           1.48%        (quarter ended 12/31/00)
       Worst Quarter:          0.24%        (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Since
                                                                                 1 Year    5 Years    10 Years    Inception
                                                                                   %          %          %          %/(1)/
------------------------------------------------------------------------------------------------------------------------------
CLASS Y                                                                           1.14      3.86        4.06         4.31
------------------------------------------------------------------------------------------------------------------------------
CLASS A                                                                           0.88      3.59        3.83         3.82
------------------------------------------------------------------------------------------------------------------------------

--------------------

(1) The inception dates for Class Y and Class A shares are 3/14/90 and 11/24/92, respectively.

3. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (1) is added to the rows entitled "Management Fees," "Shareholder Servicing Fees," "Other Operating Expenses" and "Total Annual Fund Operating Expenses." Footnote (1) is hereby added following the table to read in its entirety as follows:

         (1) The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to any class of shares of the Fund in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor and the distributor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreement," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

4. Under the heading of "Other Investment Strategies and Risks - Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

       --     Investment Strategy
              The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks - Securities Lending," which begins on page 7 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. The following information is hereby added under the heading of "Management of the Fund," which begins on page 13 of the Prospectus:

       Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor may waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to each class of shares of the Fund. Although it had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with MCM and the Fund's distributor ("Reimbursement Agreement").

       From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

       To the extent that it enters into a Reimbursement Agreement with MCM and the distributor, the Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" stipulated in the Reimbursement Agreement as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

7. The following information hereby replaces in its entirety the last sentence of the first paragraph under the heading of "Financial Highlights," which begins on page 14 of the Prospectus:

       The Fund's unaudited financial statements for the six-month period ended December 31, 2002 are included in the Fund's semi-annual report to shareholders and are hereby incorporated by reference in their entirety into this Prospectus. These unaudited financial statements are also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available without charge by calling (800) 438-5789 or visiting the website at www.munder.com. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the U.S. Treasury Money Market Fund in particular.

8. Under the heading of "Policies for Purchasing Shares - Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

       A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares - Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

       A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.    The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Prospectus
--------------------------------------------------------------------------------

CLASS K SHARES




                                  PROSPECTUS

                                     dated
                               October 31, 2002
As Restated June 16, 2003 for Future Technology, Healthcare, Micro-Cap Equity,
                         NetNet(R) and Power Plus/SM/


                                     dated
                                 June 16, 2003
All Funds except Future Technology, Healthcare, Micro-Cap Equity, NetNet(R) and
                                Power Plus/SM/

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDER


The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                        THE MUNDER EQUITY FUNDS

                                                                       Balanced
                                                               Emerging Markets
                                        (formerly Framlington Emerging Markets)
                                                              Future Technology
                                   Healthcare (formerly Framlington Healthcare)
                                                                      Index 500
                                                           International Equity
                                                           International Growth
                                    (formerly Framlington International Growth)
                                                                Large-Cap Value
                                                               Micro-Cap Equity
                                                                  MidCap Select
                                                            Multi-Season Growth
                                                                      NetNet(R)
                                                                 Power Plus/SM/
                                                  Real Estate Equity Investment
                                                                Small-Cap Value
                                                           Small Company Growth

                                                        THE MUNDER INCOME FUNDS

                                                                           Bond
                                                              Intermediate Bond
                                                             International Bond
                                                         U.S. Government Income

                                                      THE MUNDER TAX-FREE FUNDS

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                             Tax-Free Short & Intermediate Bond
                                    (formerly Tax-Free Short-Intermediate Bond)

                                                  THE MUNDER MONEY MARKET FUNDS

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                      U.S.Treasury Money Market

TABLE OF CONTENTS

  2   Equity Funds
  2   Balanced Fund
  6   Emerging Markets Fund
 10   Future Technology Fund
 14   Healthcare Fund
 18   Index 500 Fund
 22   International Equity Fund
 26   International Growth Fund
 30   Large-Cap Value Fund
 33   Micro-Cap Equity Fund
 37   MidCap Select Fund
 40   Multi-Season Growth Fund
 43   NetNet(R) Fund
 48   Power Plus Fund(R)
 52   Real Estate Equity Investment Fund
 55   Small-Cap Value Fund
 59   Small Company Growth Fund

 62   Income Funds
 62   Bond Fund
 66   Intermediate Bond Fund
 70   International Bond Fund
 74   U.S. Government Income Fund

 77   Tax-Free Funds
 77   Michigan Tax-Free Bond Fund
 81   Tax-Free Bond Fund
 85   Tax-Free Short & Intermediate Bond Fund

 89   Money Market Funds
 89   Cash Investment Fund
 93   Tax-Free Money Market Fund
 96   U.S. Treasury Money Market Fund

 99 Glossary

101 More About The Funds
103 Disclaimers

106 Your Investment
106 How to Reach the Funds
106 Purchase Information
106 Redemption Information
106 Additional Policies for Purchases and
      Redemptions
107 Service Fees
107 Other Information

109 Valuing Of Fund Shares

110 Distributions

111 Federal Tax Considerations
111 Taxes on Distributions
111 Taxes on Sales
111 Other Considerations

112 Management
112 Investment Advisor and Sub-Advisor
115 Portfolio Managers

116 Financial Highlights

Back Cover For Additional Information

This prospectus describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About The Funds." Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each objective, strategy and policy of each Fund may be changed by action of the Boards of Directors/Trustees.


 EQUITY FUNDS


BALANCED FUND


 Goal

The Fund's goal is to provide an attractive investment return through a combination of long-term growth of capital and current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents. The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

..  general market and economic conditions and trends;

..  interest rates and inflation rates;

..  fiscal and monetary developments; and

..  long-term corporate earnings growth.

Equities securities are chosen on the basis of above- average and sustainable earnings growth, financial ability and attractive valuation.

The Fund's equity securities may include:

..  common stocks;

..  preferred stocks;

..  securities convertible into common stocks; and

..  rights and warrants.

Fixed income strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities may include:

..  U.S. Government securities;

..  corporate obligations; and

..  mortgage and other asset-backed securities.

The Fund's investments may also include, to a lesser extent:

.. U.S. dollar-denominated obligations of foreign governments (i.e. yankee bonds);

..  zero coupon bonds;

..  variable and floating rate securities; and

..  stripped securities.

The Fund will generally purchase fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality, but may invest up to 5% of its assets in lower-rated debt securities. The dollar-weighted average maturity of the Fund's fixed income securities will generally range between three and ten years.

The Fund's cash equivalents are short-term, high-quality money market instruments and repurchase agreements and may include:

..  commercial paper;

..  bankers' acceptances and certificates of deposit;

..  corporate obligations; and

..  U.S. Government securities.

The Fund may engage in short-term trading of portfolio securities.

 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Credit (or Default) Risk. An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Investment Grade Securities Risk. Fixed income securities are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal or an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce to Fund's income, total return and share price. Rates of prepayment, faster or slower than expected could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and other selected indices.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Balanced Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date   Percentage
1994      (5.41)
1995      23.38
1996      12.58
1997      17.61
1998      10.75
1999      18.90
2000      14.36
2001      (3.38)
2002     (13.37)

Year-to-date through 3/31/03: (1.17)%
Best Quarter:   18.54% (quarter ended 3/31/00)
Worst Quarter: (9.60)% (quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                Since
                                                                              1 Year  5 Years Inception
                                                                                %        %     %/(1)/
Class K
 Return Before Taxes                                                          (13.37)   4.74    7.66
 Return After Taxes on Distributions                                          (13.84)   1.18    4.99
 Return After Taxes on Distributions and Sale of Fund Shares                   (8.20)   2.77    5.46
 Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes) (21.55)  (0.71)   9.10
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)   (22.10)  (0.59)   9.48
 Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                          (9.60)   3.00    8.51

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 4/16/93. The index returns from inception for Class K shares are as of 5/1/93.
(2)The Russell 3000 Index measures the performance of the 3,000 largest U.S. publicly traded securities. Standard & Poor's 500 Composite Stock Price
   Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary index from the S&P(R) 500 Index to the Russell 3000 Index to better reflect the market in which the Fund invests. The Russell 3000/Lehman
   Blended Index is a blended index made up of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Balanced Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.65%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.47%
                                                                            -----
 Total Other Expenses...........................................................  0.72%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.37%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $139   $434    $750    $1,646

EMERGING MARKETS FUND

 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor first identifies the countries in which the Fund will invest using a ''top-down" approach, primarily considering the impact of economic trends. Within each country, the sub-advisor then selects companies using a "bottom-up approach," which analyzes performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

.. the company is organized under the laws of, or has a principal office in, an emerging market country;

..  the company's stock is traded primarily in an emerging market country;

..  most of the company's assets are in an emerging market country; or

.. most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Foreign Securities Risk. The Fund's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

   Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Emerging Markets Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1998    (27.48)
1999     85.88
2000    (41.66)
2001     (2.75)
2002     (5.16)

               Year-to-date through 3/31/03: (7.34)%

               Best Quarter:    42.97%  (quarter ended 12/31/99)
               Worst Quarter:  (23.87)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for the periods ended December 31, 2002

                                                                                          Since
                                                                         1 Year 5 Years Inception
                                                                           %       %     %/(1)/
Class K
 Return Before Taxes                                                     (5.16) (6.22)   (3.39)
 Return After Taxes on Distributions                                     (5.16) (6.22)   (3.58)
 Return After Taxes on Distributions and Sale of Fund Shares             (3.17) (4.81)   (2.71)
 MSCI Emerging Markets Free Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                    (6.00) (4.58)   (5.79)

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 1/10/97. The index return from inception for Class K shares is as of 1/1/97.
(2)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Emerging Markets Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases................. None
Maximum Deferred Sales Charge (Load)............................. None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...... None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees........................................................   1.25%
Other Expenses
  Shareholder Servicing Fees..................................... 0.25%
  Other Operating Expenses(1).................................... 0.46%
                                                                  -----
  Total Other Expenses...............................................     0.71%
                                                                        -------
Total Annual Fund Operating Expenses...................................   1.96%
Less Contractual Fee Waiver(1)......................................... (0.01)%
                                                                        -------
Net Expenses(1)........................................................   1.95%
                                                                        =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $199   $615   $1,057   $2,285

FUTURE TECHNOLOGY FUND


 Goal

The Fund's goal is to provide capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in common stocks of future technology-related companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Future technology-related companies are companies whose focus is to develop, manufacture, or distribute technology, communications and Internet-related products and services that will be useful to businesses and individuals in the future. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings (IPOs).

The products and services provided by future technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, information services, and to a lesser extent, media and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

..  strong market share within their sector; and/or

..  technologically superior products or services; and

..  stable or improving revenue growth, earnings growth or order trends.

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in IPOs. It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may purchase or sell options on securities for hedging purposes.

The Fund may engage in short-term trading of portfolio securities.

The Fund is "non-diversified" under the Investment Company Act of 1940 and may invest more of its assets in fewer issuers than a "diversified" investment company.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

.. Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

.. IPO Risk. Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

.. Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

..  Technology Risk.   The Fund will invest in companies that rely significantly
   on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Future Technology Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2001  (45.65)
2002  (42.39)

                Year-to-date through 3/31/03: 1.00%
                Best Quarter:   38.03%  (quarter ended 12/31/01)
                Worst Quarter: (42.51)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                                       1 Year  Inception
                                                                                         %      %/(1)/
Class K
 Return Before Taxes                                                                   (42.39)  (45.30)
 Return After Taxes on Distributions                                                   (42.39)  (45.30)
 Return After Taxes on Distributions and Sale of Fund Shares                           (26.03)  (32.00)
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)            (22.10)  (15.76)
 Goldman Sachs Technology Composite/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                              (40.29)  (38.76)

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 5/25/00. The index returns for Class K shares are as of 6/1/00.
(2) Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Future Technology Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees(1)..........................................................   1.00%
Other Expenses
   Shareholder Servicing Fees...................... 0.25%
   Other Operating Expenses(2)..................... 1.34%
                                                             -----
   Total Other Expenses..................................................      1.59%
                                                                             -------
Total Annual Fund Operating Expenses(1).....................................   2.59%
Less Contractual Fee Waiver(2).............................................. (0.03)%
                                                                             -------
Net Expenses(2).............................................................   2.56%
                                                                             =======

--------------------------------------------------------------------------------
(1)The advisor may waive a portion of its management fee from time to time. The advisor may eliminate all or part of any voluntary waiver of management fees at any time.
(2)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.03%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $262   $805   $1,375   $2,925

HEALTHCARE FUND

 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Although the Fund may invest in securities located in foreign countries with developed securities markets, most of the companies in which the Fund invests are located in the United States.

The Fund will invest in:

..  drug and drug delivery companies;

..  biotechnology firms;

..  medical device and instrument manufacturers; and

.. healthcare service companies, including HMOs, hospitals, product distributors and clinical laboratories.

Under normal circumstances, the Fund will invest at least 80% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The sub-advisor selects companies using a "bottom-up approach" that identifies outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies based on a number of factors, including:

..  growth prospects;

..  intellectual property base and scientific grounding; and

..  strength of management.

The Fund's investments may include foreign securities of companies located in countries with mature markets.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Sector Risk. The Fund will invest primarily in companies that are principally engaged in the healthcare industry and companies providing services primarily within the healthcare industry. Healthcare is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Healthcare Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1998    1.09
1999   38.57
2000   86.62
2001  (21.42)
2002  (38.15)

                     Year-to-date through 3/31/03: (3.16)%

                Best Quarter:    47.49% (quarter ended 3/31/00)
                Worst Quarter: (31.17)% (quarter ended 3/31/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                    Since
                                                                                  1 Year  5 Years Inception
                                                                                    %        %     %/(1)/
Class K
 Return Before Taxes                                                              (38.15)   4.91    8.06
 Return After Taxes on Distributions                                              (38.15)   4.68    7.86
 Return After Taxes on Distributions and Sale of Fund Shares                      (23.42)   3.98    6.65
 MSCI World Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (19.54)  (1.76)   1.00
 Russell 2000 Healthcare Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                         (37.81)  (1.38)   2.04

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 4/1/97. The index returns from inception for Class K shares are as of 4/1/97.
(2)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries.
   The Russell 2000 Healthcare Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on capitalization of the 3,000 largest U.S. publicly traded companies) within the healthcare sectors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Healthcare Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.......................  None
Maximum Deferred Sales Charge (Load)...................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............  None
Redemption Fees........................................................  None
Exchange Fees..........................................................  None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees........................................................   0.91%
Other Expenses
  Shareholder Servicing Fees..................................... 0.25%
  Other Operating Expenses(1).................................... 0.56%
                                                                  -----
  Total Other Expenses...............................................     0.81%
                                                                        -------
Total Annual Fund Operating Expenses...................................   1.72%
Less Contractual Fee Waivers(1)........................................ (0.01)%
                                                                        -------
Net Expenses(1)........................................................   1.71%
                                                                        =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $175   $542    $933    $2,030

INDEX 500 FUND


 Goal

The Fund's goal is to provide performance and income that is comparable to the S&P 500(R). The S&P 500(R) is an index of 500 stocks that emphasizes large capitalization companies.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P 500(R). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500(R).

To the extent foreign issuers are included in the S&P 500(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies in which the Fund invests do not perform well.

.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P 500(R) does not, the Fund's returns are likely to be lower than those of the S&P 500(R). Tracking variance may also result from share purchases, redemptions and other factors.

.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that they can result in substantial gains or losses from small price movements. The primary risk with many other derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Index 500 Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993    9.80
1994    0.76
1995   36.95
1996   22.15
1997   32.51
1998   27.86
1999   20.29
2000   (9.69)
2001  (12.48)
2002  (22.67)

                Year-to-date through 3/31/03: (3.35)%
                Best Quarter:    21.09% (quarter ended 12/31/98)
                Worst Quarter: (17.45)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                Since
                                                                     1 Year  5 Years 10 Years Inception
                                                                       %        %       %      %/(1)/
Class K
 Return Before Taxes                                                 (22.67)  (1.23)   8.71     8.67
 Return After Taxes on Distributions                                 (22.97)  (1.68)   7.47     7.43
 Return After Taxes on Distributions and Sale of Fund Shares         (13.91)  (1.08)   6.85     6.81
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                            (22.10)  (0.59)   9.33     9.39

--------------------------------------------------------------------------------
(1) The inception date for Class K shares is 12/7/92. The index return from inception for Class K shares is as of 12/1/92.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Index 500 Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.11%
Other Expenses
   Shareholder Servicing Fees.............................................. 0.25%
   Other Operating Expenses................................................ 0.28%
                                                                            -----
   Total Other Expenses.......................................................    0.53%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 0.64%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $65    $205    $357     $798

INTERNATIONAL EQUITY FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities, most of which are American Depositary Receipts (ADRs).

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Generally, the Fund will invest at least 80% of its assets in the securities of issues in at least three foreign countries. Most investments will be in mature markets, but the Fund may also invest in emerging markets.

The Fund utilizes a non-traditional and highly quantitative approach to investing. The Fund invests in securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

The advisor maintains a list of foreign securities, including depositary receipts that the Fund may purchase based market capitalization (generally above $250 million), exchange listing standards, data quality, pricing availability and various macro-economic considerations. The advisor updates the securities list regularly, adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their country's securities markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in securities of the first type. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in securities of the second type.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

.. Foreign Securities Risk. The Fund's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

   Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

.. Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

International Equity Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993    32.51
1994    (8.56)
1995    13.73
1996    10.03
1997     3.13
1998    13.16
1999    44.22
2000   (17.34)
2001   (22.05)
2002   (17.57)

                Year-to-date through 3/31/03: (6.90)%
                Best Quarter:    25.33% (quarter ended 12/31/99)
                Worst Quarter: (19.66)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                            Since
                                                                 1 Year  5 Years 10 Years Inception
                                                                   %        %       %      %/(1)/
Class K
 Return Before Taxes                                             (17.57)  (2.82)   3.09     3.23
 Return After Taxes on Distributions                             (17.96)  (3.97)   1.85     2.00
 Return After Taxes on Distributions and Sale of Fund Shares     (10.79)  (2.07)   2.47     2.59
 FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees,
   expenses or taxes)                                            (14.71)  (2.07)   4.34     4.34

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 11/23/92. The index return from inception for Class K shares is as of 12/1/92.
(2) The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the U.S.
    The index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--International Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.75%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.38%
                                                                            -----
 Total Other Expenses...........................................................  0.63%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.38%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $140   $437    $755    $1,657

INTERNATIONAL GROWTH FUND

 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

..  above-average profitability;

..  high quality management; and/or

.. the ability to grow faster than the average company within its country or sector.

The sub-advisor selects companies using a "bottom-up approach," that analyzes the performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the advisor believes can grow their earnings faster than the market.

The sub-advisor makes asset allocation decisions within established guidelines based on the weightings of the Fund's benchmark (the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index). These decisions take into account such factors as economic and monetary conditions, as well as valuations, relative to the domestic market.

The Fund may invest in companies domiciled in countries with developed or emerging markets.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

.. Foreign Securities Risk. The Fund's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

   Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment of foreign securities.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

International Growth Fund CLASS K

TOTAL RETURN (%)
per calendar year


                                    [CHART]

1998  15.33
1999  45.20
2000 (18.47)
2001 (28.20)
2002 (19.03)

                     Year-to-date through 3/31/03: (10.26)%

                Best Quarter:   26.04%  (quarter ended 12/31/99)
                Worst Quarter: (22.21)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                           1 Year  5 Years Inception
                                                                             %        %     %/(1)/
Class K
 Return Before Taxes                                                       (19.03)  (4.51)   (3.25)
 Return After Taxes on Distributions                                       (19.03)  (5.16)   (3.83)
 Return After Taxes on Distributions and Sale of Fund Shares               (11.69)  (3.37)   (2.43)
 MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes) (15.64)  (2.61)   (1.85)

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 1/10/97. The index return from inception for Class K shares is as of 1/1/97.
(2)Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--International Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                   Shareholder Fees (fees paid directly from your investment)
                   Maximum Sales Charge (Load) Imposed on Purchases..........................  None
                   Maximum Deferred Sales Charge (Load)......................................  None
                   Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............  None
                   Redemption Fees...........................................................  None
                   Exchange Fees.............................................................  None

                   Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                   Management Fees...........................................................   1.00%
                   Other Expenses
                    Shareholder Servicing Fees............................. 0.25%
                    Other Operating Expenses(1)............................ 0.62%
                                                                            -----
                    Total Other Expenses....................................................    0.87%
                                                                                              -------
                   Total Annual Fund Operating Expenses......................................   1.87%
                   Less Contractual Fee Waiver(1)............................................ (0.01)%
                                                                                              -------
                   Net Expenses(1)...........................................................   1.86%
                                                                                              =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $190   $588   $1,011   $2,190

LARGE-CAP VALUE FUND


 Goal

The Fund's goal is to provide long-term capital appreciation and current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Large-capitalization companies are those companies with a market capitalization within the range of companies included in the Russell 1000 Index. Based on the most recent data available at printing, such capitalizations were approximately $1.3 billion or greater.

The advisor generally selects large companies with relatively low valuations that it believes possess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:

..  Financial strength, strong fundamentals, and low price to earnings ratios;

..  Improving earnings estimates and stock price trends;

..  Quality of management, profitability and industry leadership position;

..  Current dividend; and

..  Unrecognized assets.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stock's intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Large-Cap Value Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995    33.96
1996    15.85
1997    32.04
1998     9.96
1999    (0.38)
2000     3.55
2001    (4.11)
2002   (19.52)

                Year-to-date through 3/31/03: (4.48)%

                Best Quarter:    13.58% (quarter ended 12/31/98)
                Worst Quarter: (16.91)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                             1 Year  5 Years Inception
                                                                               %        %     %/(1)/
Class K
 Return Before Taxes                                                         (19.52)  (2.63)    7.05
 Return After Taxes on Distributions                                         (19.72)  (3.80)    5.15
 Return After Taxes on Distributions and Sale of Fund Shares                 (11.97)  (2.14)    5.46
 Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                    (15.53)   1.16    11.02

--------------------------------------------------------------------------------
(1)The inception date for the Class K shares is 7/5/94. The index return from inception for Class K shares is as of 7/1/94.
(2)The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Large-Cap Value Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.75%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.28%
                                                                            -----
 Total Other Expenses...........................................................  0.53%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.28%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $130   $406    $702    $1,545

MICRO-CAP EQUITY FUND


 Goal

The Fund's goal is to provide capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of micro-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Micro-capitalization companies are companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. Based on the most recent data available at printing, such capitalizations are approximately $282 million or less, which is considerably less than the market capitalization of typical S&P 500 companies.

The Fund focuses on undiscovered, small-sized, emerging growth companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for companies that have strong potential for consistent earnings growth due to:

..  the development of a superior technology or product and solid management; or

..  changes in technology, regulations and long-term economic trends.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of foreign companies and larger capitalization companies. The Fund may invest without limit in initial public offerings (IPOs) of micro- capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stock may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

.. Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

.. IPO Risk. Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Fund's performance.

 Performance


The bar chart and table that follow provide some indication of the risk of investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Micro-Cap Equity Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997     71.30
1998     (5.83)
1999     74.50
2000    (13.83)
2001     16.32
2002    (21.92)



                Year-to-date through 3/31/03: (6.39)%
                Best Quarter:    47.77% (quarter ended 12/31/99)
                Worst Quarter: (28.41)% (quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                   Since
                                                                 1 Year  5 Years Inception
                                                                   %        %     %/(1)/
Class K
 Return Before Taxes                                             (21.92)  5.16     14.06
 Return After Taxes on Distributions                             (21.92)  4.77     13.42
 Return After Taxes on Distributions and Sale of Fund Shares     (13.46)  4.08     11.58
 Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                             (8.50)  6.36      9.30

--------------------------------------------------------------------------------
(1)The inception date for the Class K shares is 12/31/96. The index return from inception for Class K shares is as of 1/1/97.
(2)The Wilshire Micro-Cap Index is an unmanaged index that measures performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all publicly traded U.S. companies, excluding REITs and limited partnerships.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Micro-Cap Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees............................................................   1.00%
Other Expenses
 Shareholder Servicing Fees...................... 0.25%
 Other Operating Expenses(1)..................... 0.42%
                                                            -----
 Total Other Expenses.....................................................    0.67%
                                                                            -------
Total Annual Fund Operating Expenses.......................................   1.67%
Less Contractual Fee Waiver(1)............................................. (0.01)%
                                                                            -------
Net Expenses(1)............................................................   1.66%
                                                                            =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $170   $526    $907    $1,976

MIDCAP SELECT FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities of mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Mid-capitalization companies are those companies with a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. Based on the most recent data available at printing, such capitalizations are between approximately $70 million and $8.0 billion.

The Fund's investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or a pure value approach over a complete market cycle.

The advisor chooses the Fund's investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and investing in approximately 60 to 80 of those companies based on:

..  above-average, consistent earnings growth;

..  financial stability;

..  relative valuation;

..  strength of industry position and management team; and

..  price changes compared to the S&P MidCap 400(R) Index.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.
.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

Because Class K shares do not have a full calendar year of performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total returns are those of the Fund's Class Y shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses". Performance for Class K shares, net of any shareholder servicing fee, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of Class K shares will be less than that of Class Y shares.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MidCap Select Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1999   31.62
2000   30.82
2001   (2.52)
2002  (15.22)

                Year-to-date through 3/31/03: (0.41)%

                Best Quarter:    24.95% (quarter ended 12/31/99)
                Worst Quarter: (15.69)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                                   1 Year  Inception
                                                                                     %      %/(1)/
Class Y
 Return Before Taxes                                                               (15.22)   7.28
 Return After Taxes on Distributions                                               (15.22)   6.16
 Return After Taxes on Distributions and Sale of Fund Shares                        (9.35)   5.43
 S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes) (14.51)   5.19

--------------------------------------------------------------------------------
(1)The inception date for Class Y shares is 6/24/98. The index return from inception for Class Y shares is as of 7/1/98.
(2) The Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Class Y shares only; after-tax returns for the Class K shares will vary.

 Fees and Expenses--MidCap Select Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.75%
Other Expenses
   Shareholder Servicing Fees.............................................. 0.25%
   Other Operating Expenses................................................ 0.43%
                                                                            -----
   Total Other Expenses.......................................................    0.68%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.43%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $146   $452    $782    $1,713

MULTI-SEASON GROWTH FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or a pure value approach over a complete market cycle.

The advisor chooses the Fund's investments by reviewing the earnings growth of all publicly traded companies with greater than $1 billion market capitalizations over the past five years and invests in approximately 50 to 75 companies based on:

..  superior earnings growth;

..  financial stability;

..  relative market value; and

..  price changes compared to the S&P 500(R).


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Multi-Season Growth Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1996   22.33
1997   30.20
1998   15.06
1999   11.29
2000   (6.47)
2001  (15.22)
2002  (27.22)

                Year-to-date through 3/31/03: (2.90)%
                Best Quarter:    19.76% (quarter ended 12/31/98)
                Worst Quarter: (16.37)% (quarter ended 6/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                              Since
                                                                            1 Year  5 Years Inception
                                                                              %        %     %/(1)/
Class K
 Return Before Taxes                                                        (27.22)  (5.87)   3.79
 Return After Taxes on Distributions                                        (27.22)  (7.01)   2.50
 Return After Taxes on Distributions and Sale of Fund Shares                (16.71)  (4.14)   3.36
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes) (22.10)  (0.59)   8.34

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 6/23/95. The index return from inception for Class K shares is as of 7/1/95.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Multi-Season Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.75%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.21%
                                                                            -----
 Total Other Expenses...........................................................  0.46%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.21%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $123   $384    $665    $1,466

NETNET(R) FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

.. Pure plays--companies whose core business models are focused exclusively on the Internet;

.. Builders--companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and

.. Beneficiaries--companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of the types of companies positioned to benefit from the growth of the Internet. This investment strategy may not be changed without 60 days' prior notice to shareholders.

There is no limit on the market capitalization of the companies the Fund may invest in or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options on securities, stock market indices or futures.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

.. Sector Risk. The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. IPO Risk. Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

.. Derivatives Risk. The Fund may suffer a loss from its use of options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

.. Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of a broad-based securities market index and other selected indices.

Because the Class K shares of the Fund do not have a full calendar year of performance history, the annual returns in the bar chart, the best quarter and worst quarter returns, and the average annual total returns are those of the Fund's Class A shares, which are not offered in this prospectus. The annual returns in the bar chart for the Fund's Class A shares do not reflect Class A sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class K shares would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

NetNet Fund CLASS A

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date    Percentage
1997      30.43
1998      97.92
1999     175.55
2000     (54.23)
2001     (48.23)
2002     (44.55)


                Year-to-date through 3/31/03: 6.82%

                Best Quarter:    79.67% (quarter ended 12/31/99)
                Worst Quarter: (47.59)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for the periods ended December 31, 2002

                                                                                                   Since
                                                                                 1 Year  5 Years Inception
                                                                                   %        %     %/(1)/
Class A
 Return Before Taxes                                                             (47.61)  (7.50)   2.15
 Return After Taxes on Distributions                                             (47.61)  (7.63)   1.04
 Return After Taxes on Distributions and Sale of Fund Shares                     (29.23)  (5.67)   1.48
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)  (0.59)   6.41
 Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                     (43.13)  (0.88)   1.83
 Morgan Stanley Internet Index (reflects no deductions for fees, expenses or
   taxes)                                                                        (42.86)    N/A     N/A

--------------------------------------------------------------------------------
(1)The inception date for Class A shares is 8/19/96. The index returns from inception for Class A shares is as of 9/1/96.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage.

The average annual total returns reflect the imposition of the maximum front-end sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares; after-tax returns for the Class K shares will vary.

 Fees and Expenses--NetNet Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees(1).........................................................   1.00%
Other Expenses
 Shareholder Servicing Fees...................... 0.25%
 Other Operating Expenses(2)..................... 1.39%
                                                  -----
 Total Other Expenses.....................................................    1.64%
                                                                            -------
Total Annual Fund Operating Expenses(1)....................................   2.64%
Less Contractual Fee Waiver(2)............................................. (0.04)%
                                                                            -------
Net Expenses(1)............................................................   2.60%
                                                                            =======

--------------------------------------------------------------------------------
(1)The advisor may waive a portion of its management fee from time to time. The advisor may eliminate all or part of any voluntary waiver of management fees at any time.
(2)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.04%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $267   $820   $1,400   $2,973

POWER PLUS FUND(R)


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal circumstances, the Fund will invest at least 80% of its assets in companies that are primarily engaged in non-regulated energy and power activities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The companies in which the Fund may invest include any company for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

..  conventional sources of energy such as oil, natural gas and coal, and

.. renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

..  power generation from independent power producers and others, and

..  power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an initial public offering (IPO) within several years from the time the Fund makes its investment.

The Fund may invest without limit in IPOs, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies using a "bottom-up approach," which identifies outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies by analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. IPO Risk. Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

..  Liquidity Risk.   The Fund may invest in illiquid securities that cannot be
   sold quickly. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in the past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Power Plus Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

                                  2002  (30.93)

        Year-to-date through 3/31/03: 1.37%

        Best Quarter:                     9.76% (quarter ended 12/31/02)
        Worst Quarter:                 (28.17)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                           Since
                                                                                 1 Year  Inception
                                                                                   %      %/(1)/
Class K
 Return Before Taxes                                                             (30.93)  (25.35)
 Return After Taxes on Distributions                                             (30.93)  (25.48)
 Return After Taxes on Distributions and Sale of Fund Shares                     (18.99)  (19.82)
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)  (15.81)
 AMEX Deutsche Bank Energy Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                      (6.06)   (6.24)

--------------------------------------------------------------------------------
(1)The inception date for the Class K Shares is 3/13/01. The index return from inception for Class K shares is as of 3/1/01.
(2)The Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The AMEX Deutsche Bank Energy Index is an equal-weighted index of 30 widely-held companies involved in producing and providing energy products, including domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Power Plus Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.75%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.76%
                                                                            -----
 Total Other Expenses...........................................................  1.01%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.76%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $179   $554    $954    $2,073

REAL ESTATE EQUITY INVESTMENT FUND


 Goal

The Fund's goal is to provide both capital appreciation and current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. companies that are principally engaged in businesses within the real estate industry. This investment strategy may not be changed without 60 days' prior notice to shareholders.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests are equity real estate investment trusts (REITS) (only if they are traded on a securities exchange or NASDAQ).

In addition, the Fund may invest in:

..  brokers, home builders and real estate developers;

.. companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

..  manufacturers and distributors of building supplies;

..  mortgage REITS; and

..  financial institutions which issue or service mortgages.

 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting the real estate industry sector could have a major effect on the value of the Fund's investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Real Estate Equity Investment Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997      22.04
1998     (17.17)
1999      (5.05)
2000      21.66
2001       7.80
2002       6.43

                     Year-to-date through 3/31/03: 1.86%

                Best Quarter:    14.66% (quarter ended 9/30/97)
                Worst Quarter: (10.27)% (quarter ended 9/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                           Since
                                         1 Year  5 Years Inception
                                           %        %     %/(1)/
Class K
  Return Before Taxes                      6.43    1.88    7.42
  Return After Taxes on Distributions      4.46   (0.16)   5.31
  Return After Taxes on Distributions
   and Sale of Fund Shares                 3.95    0.44    4.98
  S&P 500(R) Index/(2)/ (reflects no
   deductions for fees, expenses
   or taxes)                             (22.10)  (0.59)   5.57
  NAREIT Equity Index/(2)/ (reflects no
   deductions for fees, expenses or
   taxes)                                  3.81    3.29    8.67

--------------------------------------------------------------------------------
(1)The inception date for the Class K Shares is 10/3/96. The index return from inception for Class K shares is as of 10/1/96.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is an unmanaged index that includes all tax-qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Real Estate Equity Investment Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........................  None
Maximum Deferred Sales Charge (Load)....................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............  None
Redemption Fees.........................................................  None
Exchange Fees...........................................................  None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.........................................................   0.74%
Other Expenses
 Shareholder Servicing Fees............................ 0.25%
 Other Operating Expenses(1)........................... 0.22%
                                                             -----
 Total Other Expenses..................................................    0.47%
                                                                         -------
Total Annual Fund Operating Expenses....................................   1.21%
Less Contractual Fee Waivers(1)......................................... (0.01)%
                                                                         -------
Net Expenses(1).........................................................   1.20%
                                                                         =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $123   $384    $665    $1,466

SMALL-CAP VALUE FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without 60 days' prior notice to shareholders.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Small-capitalization companies are companies with market capitalizations within the range of the companies in the Russell 2000 Index. Based on the most recent data available at printing, such capitalizations are $1.3 billion and below, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

..  a stable or improving earnings record;

..  sound finances;

..  above-average growth prospects;

..  participation in a fast growing industry;

..  strategic niche position in a specialized market; and

..  adequate capitalization.

The Fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

.. Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

.. Derivatives Risk. The Fund may suffer a loss from its use of options, futures contracts and other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Small-Cap Value Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997  44.16
1998  (6.63)
1999  (5.20)
2000  15.78
2001  23.97
2002  (9.51)

                Year-to-date through 3/31/03: (1.71)%
                Best Quarter:   22.53%  (quarter ended 9/30/97)
                Worst Quarter: (20.01)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                  Since
                                                1 Year  5 Years Inception
                                                  %        %     %/(1)/
       Class K
         Return Before Taxes                     (9.51)  2.83     8.78
         Return After Taxes on Distributions     (9.73)  1.96     7.65
         Return After Taxes on Distributions
          and Sale of Fund Shares                (5.77)  1.88     6.70
         Russell 2000 Value Index/(2)/
          (reflects no deductions for fees,
          expenses or taxes)                    (11.42)  2.71     7.07

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 12/31/96. The index return from inception for Class K shares is as of 1/1/97.
(2)The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Small-Cap Value Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                   Shareholder Fees (paid directly from your investment)
                   Maximum Sales Charge (Load) Imposed on Purchases........................  None
                   Maximum Deferred Sales Charge (Load)....................................  None
                   Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............  None
                   Redemption Fees.........................................................  None
                   Exchange Fees...........................................................  None

                   Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                   Management Fees.........................................................   0.75%
                   Other Expenses
                    Shareholder Servicing Fees............................ 0.25%
                    Other Operating Expenses(1)........................... 0.42%
                                                                           -----
                    Total Other Expenses..................................................    0.67%
                                                                                            -------
                   Total Annual Fund Operating Expenses....................................   1.42%
                   Less Contractual Fee Waiver(1).......................................... (0.01)%
                                                                                            -------
                   Net Expenses(1).........................................................   1.41%
                                                                                            =======

--------------------------------------------------------------------------------
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Operating Expenses, Total Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $145   $449    $776    $1,702

SMALL COMPANY GROWTH FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Small-capitalization companies are those companies with a market capitalization within the range of companies included in the Russell 2000 Index. Based on the most recent data available at printing, such capitalizations are approximately $1.3 billion and below, which is less than the market capitalization of typical S&P 500 companies.

The Fund focuses on growth-oriented smaller companies in its attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for financially stable companies that have strong potential for sustainable earnings. Among other factors, the advisor also considers whether the company:

..  is participating in a fast-growing industry; and

..  has a strategic niche position in a specialized market.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Stock Market Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

.. Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Fund's performance.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Small Company Growth Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993   13.14
1994   (2.74)
1995   29.64
1996   36.89
1997   25.28
1998   (7.51)
1999    2.06
2000   (9.67)
2001  (12.89)
2002  (33.36)

                     Year-to-date through 3/31/03: (5.21)%

                Best Quarter:    26.07% (quarter ended 12/31/01)
                Worst Quarter: (28.75)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                  1 Year  5 Years 10 Years Inception
                                                                    %        %       %      %/(1)/
Class K
 Return Before Taxes                                              (33.36) (13.12)   1.93     2.35
 Return After Taxes on Distributions                              (33.36) (13.70)   0.43     0.85
 Return After Taxes on Distributions and Sale of Fund Shares      (20.48)  (9.73)   1.66     2.00
 Russell 2000 Growth Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                             (30.27)  (6.59)   2.62     2.88

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 11/23/92. The index return from inception for Class K shares is as of 12/1/92.
(2)The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Small Company Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases................. None
Maximum Deferred Sales Charge (Load)............................. None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...... None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees........................................................ 0.75%
Other Expenses
  Shareholder Servicing Fees..................................... 0.25%
  Other Operating Expenses....................................... 0.33%
                                                                  -----
  Total Other Expenses...............................................   0.58%
                                                                        -----
Total Annual Fund Operating Expenses................................... 1.33%
                                                                        =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
-----  ------  ------  -------
 $135   $421    $729    $1,601

 INCOME FUNDS


BOND FUND


 Goal

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

These goals are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Bonds in which the Fund may invest include:

.. U.S. Government securities and repurchase agreements collateralized by such securities;

..  obligations of domestic banks and corporations; and

..  mortgage and other asset-backed securities.

Bonds in which the Fund may invest also include, to a lesser extent:

..  obligations of state, local and foreign governments;

..  obligations of foreign banks and corporations;

..  zero coupon bonds, debentures and convertible debentures; and

..  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. The advisor invests in all bond market sectors and actively trades the portfolio across issuers and sectors.

The Fund's dollar-weighted average maturity will generally range between six and twenty-two years.

The Fund will generally purchase only bonds that are rated investment grade or better, or if unrated, are of comparable quality.

The Fund may engage in short-term trading of portfolio securities. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A higher portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

..  When-Issued Securities and Delayed Delivery Risk.  A purchase of
   "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1993   11.17
1994   (4.34)
1995   17.47
1996    2.47
1997    8.58
1998    8.53
1999   (3.09)
2000   10.01
2001    6.00
2002    7.10

                     Year-to-date through 3/31/03: 1.56%

                 Best Quarter:    5.70% (quarter ended 6/30/95)
                 Worst Quarter: (3.35)% (quarter ended 3/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                   Since
                                         1 Year 5 Years 10 Years Inception
                                           %       %       %      %/(1)/
Class K
  Return Before Taxes                     7.10   5.61     6.21     6.24
  Return After Taxes on Distributions     4.86   3.14     3.69     3.74
  Return After Taxes on Distributions
   and Sale of Fund Shares                4.30   3.24     3.70     3.74
  Lehman Aggregate Bond Index/(2)/
   (reflects no deductions for fees,
   expenses or taxes)                    10.27   7.54     7.51     7.62
  Lehman Blended Index/(2)/ (reflects
   no deductions for fees, expenses or
   taxes)                                10.41   7.42     7.69     7.81

--------------------------------------------------------------------------------
(1)The inception date for the Class K shares is 11/23/92. The index returns from inception for Class K shares are as of 12/1/92.
(2)The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.50%
Other Expenses
   Shareholder Servicing Fees..................... 0.25%
   Other Operating Expenses....................... 0.20%
                                                   -----
   Total Other Expenses.......................................................    0.45%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 0.95%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $97    $303    $525    $1,166

INTERMEDIATE BOND FUND


 Goal

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Bonds in which the Fund invests may include:

.. U.S. Government securities and repurchase agreements collateralized by such securities;

..  obligations of domestic banks and corporations; and

..  mortgage and other asset-backed securities.

Bonds in which the Fund may invest also include to a lesser extent:

..  obligations of state, local and foreign governments;

..  obligations of foreign banks and corporations;

..  zero coupon bonds, debentures and convertible debentures; and

..  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and ten years.

The Fund will generally purchase bonds that are rated investment grade or better, or if unrated, are of comparable quality.

The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may engage in short-term trading of portfolio securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

..  Interest Rate Risk.  An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

..  When-Issued Securities and Delayed Delivery Risk.  A purchase of
   "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Intermediate Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1993    8.05
1994   (3.31)
1995   13.76
1996    2.88
1997    6.94
1998    6.96
1999   (0.04)
2000    8.85
2001    7.27
2002    7.85


                 Year-to-date through 3/31/03: 1.50%
                 Best Quarter:    4.50% (quarter ended 6/30/95)
                 Worst Quarter: (2.64)% (quarter ended 3/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                       1 Year 5 Years 10 Years Inception
                                                                         %       %       %      %/(1)/
Class K
 Return Before Taxes                                                    7.85   6.13     5.82     5.82
 Return After Taxes on Distributions                                    5.86   3.87     3.29     3.31
 Return After Taxes on Distributions and Sale of Fund Shares            4.77   3.76     3.37     3.38
 Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                   9.83   7.48     7.07     7.14

--------------------------------------------------------------------------------
(1)The inception date for Class K Shares is 11/20/92. The index return from inception for Class K shares is as of 12/1/92.
(2)The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Intermediate Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

                   Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                   Management Fees............................................................. 0.50%
                   Other Expenses
                      Shareholder Servicing Fees..................... 0.25%
                      Other Operating Expenses....................... 0.19%
                                                                      -----
                      Total Other Expenses..................................................    0.44%
                                                                                                -----
                   Total Annual Fund Operating Expenses........................................ 0.94%
                                                                                                =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $96    $300    $520    $1,155

INTERNATIONAL BOND FUND


 Goal

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Bonds in which the Fund may invest include:

.. obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;

.. obligations issued or guaranteed by supranational organizations (such as the World Bank);

..  obligations of foreign banks or bank holding companies; and

..  obligations of foreign corporations.

The Fund may also invest in bonds of domestic issuers that are dominated in foreign currencies. Generally, the Fund will invest at least 80% of its assets in the securities of issuers in at least three foreign countries, which may include emerging market countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund will generally purchase bonds that are rated investment grade or better, or if unrated, are of comparable quality. The portfolio's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund may engage in short-term trading of portfolio securities.

The Fund is "non-diversified" under the Investment Company Act of 1940 and may invest more of its assets in fewer issuers than a "diversified" investment company.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Foreign Securities Risk. The Fund's investments in foreign securities involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

   Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

.. Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

.. Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A higher portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

International Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1998  17.36
1999  (5.69)
2000  (3.85)
2001  (3.65)
2002  21.26

                 Year-to-date through 3/31/03: 4.08%

                 Best Quarter:   13.42% (quarter ended 6/30/02)
                 Worst Quarter: (4.84)% (quarter ended 3/31/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                            1 Year 5 Years Inception
                                                                              %       %     %/(1)/
Class K
 Return Before Taxes                                                        21.26   4.45     4.05
 Return After Taxes on Distributions                                        20.85   3.58     3.15
 Return After Taxes on Distributions and Sale of Fund Shares                13.05   3.16     2.82
 Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                       21.99   5.08     4.69

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 3/25/97. The index return from inception for Class K shares is as of 4/1/97.
(2)The Salomon Brothers Non-U.S.$ World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, EUR 15 billion and (Yen)2.5 trillion.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--International Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees.................................................................. 0.50%
Other Expenses
 Shareholder Servicing Fees................................................ 0.25%
 Other Operating Expenses.................................................. 0.39%
                                                                            -----
 Total Other Expenses...........................................................  0.64%
                                                                                  -----
Total Annual Fund Operating Expenses............................................. 1.14%
                                                                                  =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $116   $362    $628    $1,386

U.S. GOVERNMENT INCOME FUND


 Goal

The Fund's goal is to provide high current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in a broad range of U.S. Government securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

U.S. Government securities are high-quality securities, including mortgage-backed securities, issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and twenty-two years.

The Fund may also invest in other fixed income securities that are rated AAA or better, or if unrated, are of comparable quality.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit or (Default) Risk. An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and /or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

U.S. Government Income Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1995   17.20
1996    2.88
1997    8.72
1998    7.24
1999   (1.13)
2000   11.47
2001    7.49
2002    9.72

                 Year-to-date through 3/31/03: 0.82%
                 Best Quarter:    5.91% (quarter ended 6/30/95)
                 Worst Quarter: (2.04)% (quarter ended 3/31/96)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                            1 Year 5 Years Inception
                                                                              %       %     %/(1)/
Class K
 Return Before Taxes                                                         9.72   6.87     7.34
 Return After Taxes on Distributions                                         7.46   4.48     4.76
 Return After Taxes on Distributions and Sale of Fund Shares                 5.91   4.29     4.59
 Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                   11.50   7.77     8.19

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 7/5/94. The index return from inception for Class K shares is as of 7/1/94.
(2)The Lehman Brothers Government Bond Index is an unmanaged index which is comprised of all publicly issued, non-convertible debt of the U.S.
   Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--U.S. Government Income Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees............................................................ 0.50%
Other Expenses
 Shareholder Servicing Fees..................... 0.25%
 Other Operating Expenses....................... 0.19%
                                                 -----
 Total Operating Expenses.................................................  0.44%
                                                                            -----
Total Annual Fund Operating Expenses....................................... 0.94%
                                                                            =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $96    $300    $520    $1,155

 TAX-FREE FUNDS


MICHIGAN TAX-FREE BOND FUND
(offered only in the State of Michigan)


 Goal

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of the Fund's assets in bonds issued by the State of Michigan and its political subdivisions. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities, the income from which is exempt from Federal income taxes and Michigan state income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between eight and twenty-two years.

The Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Fund may also invest in similar quality taxable bonds.

The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

..  State-Specific Risk.   Because the Fund invests primarily in a portfolio of
   Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

..  When-Issued Securities and Delayed Delivery Risk.  A purchase of
   "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Michigan Tax-Free Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1995   16.64
1996    3.03
1997    9.60
1998    5.54
1999   (4.21)
2000   12.38
2001    3.52
2002   10.00

                 Year-to-date through 3/31/03: 0.96%
                 Best Quarter:   6.78%  (quarter ended 3/31/95)
                 Worst Quarter: (2.77)% (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                                1 Year 5 Years Inception
                                                                                  %       %     %/(1)/
Class K
 Return Before Taxes                                                            10.00   5.29     5.14
 Return After Taxes on Distributions                                             8.42   4.87     4.24
 Return After Taxes on Distributions and Sale of Fund Shares                     6.10   4.68     4.12
 Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       10.77   6.52     6.60
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes) 10.32   6.30     6.42

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 1/3/94. The index returns from inception for Class K shares are as of 1/1/94.
(2)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is
    1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Michigan Tax-Free Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

                    Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                    Management Fees............................................................ 0.50%
                    Other Expenses
                     Shareholder Servicing Fees..................... 0.25%
                     Other Operating Expenses....................... 0.18%
                                                                     -----
                     Total Other Expenses.....................................................  0.43%
                                                                                                -----
                    Total Annual Fund Operating Expenses....................................... 0.93%
                                                                                                =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $95    $296    $515    $1,143

TAX-FREE BOND FUND


 Goal

The Fund's goals are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

These goals are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in municipal obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations. The Fund may, however, invest more than 25% of its assets in municipal obligations issued by the state of Michigan and its political subdivisions.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between eight and twenty-two years.

The Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Fund may also invest in similar quality taxable bonds.

The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities.

.. State-Specific Risk. Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

..  When-Issued Securities and Delayed Delivery Risk.  A purchase of
   "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Tax-Free Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1995    15.89
1996     2.13
1997     9.84
1998     5.22
1999    (4.00)
2000    11.72
2001     3.56
2002     9.71

                 YTD through 3/31/03: 1.01%
                 Best Quarter:    6.14% (quarter ended 3/31/95)
                 Worst Quarter: (2.89)% (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                          Since
                                         1 Year 5 Years Inception
                                           %       %     %/(1)/
Class K
  Return Before Taxes                     9.71   5.10     6.16
  Return After Taxes on Distributions     7.50   4.42     5.13
  Return After Taxes on Distributions
   and Sale of Fund Shares                6.48   4.52     5.05
  Lehman 15-Year Muni Index/(2)/
   (reflects no deductions for fees,
   expenses or taxes)                    10.77   6.52     7.66
  Lehman Blended Index/(2)/ (reflects
   no deductions for fees, expenses or
   taxes)                                10.32   6.30     7.45

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 7/5/94. The index returns from inception for Class K shares are as of 7/1/94.
(2)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is
    1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Tax-Free Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

                    Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                    Management Fees............................................................ 0.50%
                    Other Expenses
                     Shareholder Servicing Fees..................... 0.25%
                     Other Operating Expenses....................... 0.20%
                                                                     -----
                     Total Other Expenses.....................................................  0.45%
                                                                                                -----
                    Total Annual Fund Operating Expenses....................................... 0.95%
                                                                                                =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $97    $303    $525    $1,166

TAX-FREE SHORT & INTERMEDIATE BOND FUND


 Goal

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

These goals are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For the purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

The Fund generally holds obligations with remaining maturities of five years or less but may invest in obligations with greater remaining maturities. The Fund's dollar-weighted average maturity will generally range between two and six years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Fund may also invest in similar quality taxable fixed income securities.

The Fund may also purchase or sell on a when- issued, delayed delivery or forward commitment basis.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities.

..  State-Specific Risk.  Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

.. Investment Grade Securities Risk. Bonds are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

..  When-Issued Securities and Delayed Delivery Risk.  A purchase of
   "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Tax-Free Short & Intermediate Bond Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1993    7.05
1994   (2.68)
1995   11.33
1996    3.02
1997    5.61
1998    4.69
1999   (0.10)
2000    6.37
2001    5.05
2002    6.99

                 Year-to-date through 3/31/03: 0.67%
                 Best Quarter:    4.61% (quarter ended 3/31/95)
                 Worst Quarter: (3.25)% (quarter ended 3/31/94)

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2002

                                                                                             Since
                                                                   1 Year 5 Years 10 Years Inception
                                                                     %       %       %      %/(1)/
Class K
 Return Before Taxes                                                6.99   4.57     4.67     5.32
 Return After Taxes on Distributions                                5.40   4.17     3.73     4.08
 Return After Taxes on Distributions and Sale of Fund Shares        4.42   4.10     3.69     4.02
 Lehman Int. Short Muni Index/5-Year G. O. Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)                          8.38   5.64     5.84     6.24

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 2/9/87. The index return from inception for Class K shares is as of 2/1/87.
(2)The Lehman Brothers Mutual Fund Intermediate Short Municipal Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and ten years. Prior to July 31, 1993 the Tax-Free Short & Intermediate Bond Fund is compared to the Lehman Brothers 5-Year General Obligation Index, a performance benchmark for the short-term investment-grade tax-exempt bond market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Tax-Free Short & Intermediate Bond Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                    Shareholder Fees (paid directly from your investment)
                    Maximum Sales Charge (Load) Imposed on Purchases....................... None
                    Maximum Deferred Sales Charge (Load)................................... None
                    Maximum Sales Charge (Load) Imposed on Reinvested Dividends............ None
                    Redemption Fees........................................................ None
                    Exchange Fees.......................................................... None

                    Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
                    Management Fees........................................................ 0.50%
                    Other Expenses
                     Shareholder Servicing Fees........................... 0.25%
                     Other Operating Expenses............................. 0.19%
                                                                                -----
                     Total Other Expenses.................................................  0.44%
                                                                                            -----
                    Total Annual Fund Operating Expenses................................... 0.94%
                                                                                            =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $96    $300    $520    $1,155

 MONEY MARKET FUNDS


CASH INVESTMENT FUND


 Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar-denominated money market instruments, including repurchase agreements.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


 Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value.When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-
  backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

.. Credit Ratings Risk. Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

.. Repurchase Agreement Risk. A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

.. Variable and Floating Rate Securities Risk. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

 Performance


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Cash Investment Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993     2.71
1994     3.64
1995     5.41
1996     4.84
1997     5.02
1998     5.03
1999     4.67
2000     5.88
2001     3.66
2002     1.35


                Year-to-date through 3/31/03: 0.19%
                Best Quarter:     1.52% (quarter ended 9/30/00)
                Worst Quarter:    0.27% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                     Since
                           1 Year 5 Years 10 Years Inception
                             %       %       %      %/(1)/
                   Class K
                            1.35   4.11     4.22     4.20

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 11/23/92.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

 Fees and Expenses--Cash Investment Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases................. None
Maximum Deferred Sales Charge (Load)............................. None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...... None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees(1)............................................................... 0.35%
                      Other Expenses
                       Shareholder Servicing Fees(1)....................... 0.15%
                       Other Operating Expenses(1)......................... 0.16%
                                                                            -----
 Total Other Expenses...........................................................  0.31%
                                                                                  -----
Total Annual Fund Operating Expenses(1).......................................... 0.66%
                                                                                  =====

--------------------------------------------------------------------------------

(1)The advisor may voluntarily waive, reduce or absorb management fees and/or other expenses with respect to any class of shares of the Fund, and/or the Fund may voluntarily waive collection of any of the Shareholder Servicing Fees applicable to the Class K shares, in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreements," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and the Fund may discontinue any voluntary waivers or reductions at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
-----  ------  ------  -------
 $67    $211    $368     $822

TAX-FREE MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

The Fund is also subject to a ''fundamental'' investment policy, which cannot be changed without shareholder approval, that requires it to invest under normal circumstances, at least 80% of its assets in obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.
The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


 Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Credit Ratings Risk. Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

.. Variable and Floating Rate Securities Risk. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Tax-Free Money Market Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1993   2.07
1994   2.21
1995   3.22
1996   2.85
1997   2.98
1998   2.83
1999   2.62
2000   3.46
2001   2.17
2002   0.93

                 Year-to-date through 3/31/03: 0.13%
                 Best Quarter:  0.91% (quarter ended 12/31/00)
                 Worst Quarter: 0.18% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for the periods ended December 31, 2002

                                               Since
                     1 Year 5 Years 10 Years Inception
                       %       %       %      %/(1)/
Class K
                      0.93   2.40     2.53     2.53

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 11/23/92.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

 Fees and Expenses--Tax-Free Money Market Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees(1)............................................................... 0.35%
Other Expenses
 Shareholder Servicing Fees(1)............................................. 0.15%
 Other Operating Expenses(1)............................................... 0.15%
                                                                            -----
 Total Other Expenses...........................................................  0.30%
                                                                                  -----
Total Annual Fund Operating Expenses(1).......................................... 0.65%
                                                                                  =====

--------------------------------------------------------------------------------

(1)The advisor may voluntarily waive, reduce or absorb management fees and/or other expenses with respect to any class of shares of the Fund, and/or the Fund may voluntarily waive collection of any of the Shareholder Servicing Fees applicable to the Class K shares, in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreements," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and the Fund may discontinue any voluntary waivers or reductions at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $66    $208    $362     $810

U.S. TREASURY MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities). This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Fund also invests in repurchase agreements relating to U.S. Treasury obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.


 Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer- term bonds are generally more sensitive to interest rate changes than shorter- term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Repurchase Agreement Risk. A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

 Performance

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

U.S. Treasury Money Market Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]


1993   2.60
1994   3.41
1995   5.18
1996   4.71
1997   4.82
1998   4.70
1999   4.25
2000   5.45
2001   3.17
2002   0.98

                 Year-to-date through 3/31/03: 0.09%
                 Best Quarter:  1.44% (quarter ended 12/31/00)
                 Worst Quarter: 0.21% (quarter ended 21/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                               Since
                     1 Year 5 Years 10 Years Inception
                       %       %       %      %/(1)/
Class K
                      0.98   3.70     3.92     3.92

--------------------------------------------------------------------------------
(1)The inception date for Class K shares is 11/25/92.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

 Fees and Expenses--U.S. Treasury Money Market Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases................. None
Maximum Deferred Sales Charge (Load)............................. None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...... None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

Annual Fund Operating Expenses (paid from Fund assets) as a % of net assets
Management Fees(1)..................................................... 0.35%
Other Expenses
  Shareholder Servicing Fees(1).................................. 0.15%
  Other Operating Expenses(1).................................... 0.20%
                                                                  -----
  Total Other Expenses...............................................   0.35%
                                                                        -----
Total Annual Fund Operating Expenses(1)................................ 0.70%
                                                                        =====

--------------------------------------------------------------------------------

(1)The advisor may voluntarily waive, reduce or absorb management fees and/or other expenses with respect to any class of shares of the Fund, and/or the Fund may voluntarily waive collection of any of the Shareholder Servicing Fees applicable to the Class K shares, in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreements," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and the Fund may discontinue any voluntary waivers or reductions at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
-----  ------  ------  -------
 $72    $224    $390     $871

GLOSSARY
--------------------------------------------------------------------------------


The Glossary below explains certain terms used throughout this prospectus.

TYPES OF FUNDS

Equity Funds are the Balanced Fund, Emerging Markets Fund, Future Technology Fund, Healthcare Fund, Index 500 Fund, International Equity Fund, International Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund and Small Company Growth Fund.

Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

TYPES OF SECURITIES

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income or debt securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs. Foreign securities also include yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

RATING AGENCIES

Moody's Investor Services, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

MORE ABOUT THE FUNDS
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This section provides additional information about the Funds' investment strategies and risks. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for each of the Funds.

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

   Investment Strategy. The Balanced Fund, Bond Fund and Intermediate Bond Fund may invest a significant portion of their assets in asset-backed securities. The Cash Investment Fund may also invest in asset-backed securities.

   Special Risks. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

   Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset- backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage- backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing . Money may be borrowed from banks for emergency purposes and redemptions.

   Investment Strategy. The Funds may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

   Special Risks. Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

Credit Ratings for Money Market Funds. Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Money Market Funds may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

..  A-2- or higher by S&P;
..  P-2- or higher by Moody's; or
..  F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating organization. The Money Market Funds may also invest in unrated securities if the advisor believes they are comparable in quality.

   Investment Strategy. Securities purchased by the Money Market Funds will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

   Special Risks. Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced below the minimum rating required for purchase by a Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board, whether a Fund should continue to hold the security.

Derivatives. Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps and forward currency exchange contracts.

   Investment Strategy. The Index 500 Fund frequently invests in S&P 500(R) futures contracts. Each of the Equity Funds, Bond Funds and Tax-Free Funds may also utilize derivatives. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   There can be no assurance that a Fund will not use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs. Foreign securities also include yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

   Investment Strategy. The Healthcare Fund and Power Plus Fund may invest without limitation in foreign securities. Each of the Emerging Markets Fund, International Bond Fund, International Equity Fund and International Growth Fund invest at least 80% of its assets in foreign securities. Each of the other Equity, Income and Money Market Funds (except the Tax-Free Money Market Fund) may invest up to 25% of its assets in foreign securities.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

   Investment Strategy. The Cash Investment Fund may invest in guaranteed investment contracts.

   Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

..  BBB- or higher by S&P;
..  Baa3 or higher by Moody's; or
..  BBB- or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade in the case of the Balanced Fund and the Income Funds, or at least A- by S&P or Fitch or A3 by Moody's in the case of the Tax-Free Funds, except that the Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality. In addition, the Tax-Free Funds will generally invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

   Special Risks. Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

   Investment Strategy. The Tax-Free Funds and Tax-Free Money Market Fund will normally invest at least 80% of their assets in municipal obligations.

   Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the Federal alternative minimum tax
   (AMT). Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund that does not concentrate to such an extent on similar projects.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's (except for Future Technology, Healthcare, Micro-Cap Equity, NetNet and Power Plus Funds) total assets (including the loan collateral). Securities lending may represent no more than 25% of the value of Future Technology Fund's, Healthcare Fund's, Micro-Cap Equity Fund's, NetNet Fund's and Power Plus Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Each of the Balanced Fund, Emerging Markets Fund, Future Technology Fund, International Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, NetNet Fund, Power Plus Fund, Small-Cap Value Fund, Small Company Growth Fund, Bond Fund, Intermediate Bond Fund and International Bond Fund may engage in substantial short-term trading. The Healthcare Fund, MidCap Select Fund, Multi-Season Growth Fund and U.S. Government Income Fund may also engage in short-term trading. Short-term trading of portfolio securities, including, in the case of the Equity Funds, initial public offerings, may result in increasing a Fund's turnover rate.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

   Investment Strategy. Each of the Balanced Fund, the Income Funds and the U.S. Treasury Money Market Fund may invest in stripped securities.

   Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary and Defensive Investing. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

   Investment Strategy. Each of the Equity Funds, Income Funds and Tax-Free Funds may invest a portion of its assets in short-term obligations pending investment, in order to meet anticipated redemption requests or as a defensive measure in response to adverse market or economic conditions. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

   Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

U.S. Government Securities. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

   Investment Strategy. Each of the U.S. Government Income Fund and U.S. Treasury Money Market Fund will invest all or a substantial portion of its assets in U.S. Government securities. Each of the Balanced Fund, Bond Fund and Intermediate Bond Fund may also invest in U.S. Government securities. All other Funds may invest in U.S. Government securities.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

   Investment Strategy. Each of the Cash Investment Fund and Tax-Free Money Market Fund may invest a substantial portion of its assets in variable and floating rate securities. Each of the Balanced Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund and Tax-Free Funds may also invest in variable and floating rate securities.

   Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

When-Issued Securities, Delayed Delivery Transactions and Forward
Commitments. A purchase of ''when-issued'' securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

   Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

   Investment Strategy. Each of the Balanced Fund, the Income Funds, the Tax-Free Funds and the Money Market Funds may invest in zero coupon bonds.

   Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.


 Disclaimers

The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

YOUR INVESTMENT
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This section describes how to do business with the Funds.


 How to Reach the Funds

Contact Shareholder Services
By telephone:   1-800-438-5789

By mail:
            The Munder Funds
            P.O. Box 9701
            Providence, RI 02940

By overnight
delivery:
            The Munder Funds
            4400 Computer Drive
            Westborough, MA 01581


 Purchase Information

Who May Purchase Shares
Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

Purchase Price
Class K shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Method for Purchasing Shares
You may purchase Class K shares through selected banks or other financial institutions. Please note that financial institutions may charge you fees for their services. Confirmations of share purchases will be sent to the financial institution involved.

Policies for Purchasing Shares
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.


 Redemption Information

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares
.. You may redeem shares of all Funds through your bank or other financial institution.

.. You may redeem a portion of your shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds through the free checkwriting privilege. Checkwriting is available to holders of Class K shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Policies for Redeeming Shares
.. Shares held by a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.


 Additional Policies for Purchases and Redemptions

.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

.. We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

.. At any time, we may change any of our purchase or redemption practices or privileges and may suspend the sale of Fund shares.

.. We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

..  To limit the Funds' expenses, we no longer issue share certificates.

..  We may temporarily stop redeeming shares if:

  .  the NYSE is closed;

  .  trading on the NYSE is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  .  the SEC orders the Fund to suspend redemptions.

.. We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

.. Your account activity will be detailed in your financial institutions statement to you. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

.. Normally, we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in case of shares purchased by check. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut off time (see below).

.. If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

.. If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

.. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.


 Service Fees

The Funds have adopted a distribution and service plan for all classes of shares. With respect to Class K shares, each Fund may pay fees for services provided to shareholders. Under the Plan, the Funds may pay up to 0.25% of the daily net assets of Class K shares for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services.

Because the fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in a Fund and may cost you more than paying sales charges.


 Other Information

In addition to paying service fees under the Plan, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comercia Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

VALUING FUND SHARES
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Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV for Class K shares is calculated by
(1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund (other than the Money Market Funds) is generally based on the current market value of the securities held in the Fund.

The Money Market Funds' assets may be priced and these Funds may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the NYSE is closed will be effected at the net asset value per share of the applicable class of shares of the Money Market Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Boards of Directors/Trustees for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Boards of Directors/Trustees of the Funds at the next regularly scheduled quarterly meeting of the Boards.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight line basis over the remaining life of the instrument.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Directors/Trustees determine that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61/st/ day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
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As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

BALANCED FUND, INDEX 500 FUND, LARGE-CAP VALUE FUND AND SMALL COMPANY GROWTH
FUND

These Funds declare and pay dividend distributions, if any, quarterly.

EMERGING MARKETS FUND,
FUTURE TECHNOLOGY FUND, HEALTHCARE FUND, INTERNATIONAL BOND FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, MULTI-SEASON GROWTH FUND, NETNET FUND, POWER PLUS FUND AND SMALL-CAP VALUE FUND

These Funds declare and pay dividend distributions, if any, at least annually.

BOND FUND, INTERMEDIATE BOND FUND, MICHIGAN TAX-FREE BOND FUND, REAL ESTATE EQUITY INVESTMENT FUND, TAX-FREE BOND FUND, TAX-FREE SHORT & INTERMEDIATE BOND FUND AND U.S. GOVERNMENT INCOME FUND

These Funds declare and pay dividend distributions, if any, monthly.

CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND

Dividend distributions are declared daily and paid monthly.

ALL FUNDS

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
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Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

 Taxes on Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.


 Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------



 Investment Advisor and Sub-Advisor

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund. World Asset Management (World), a division of MCM, 255 East Brown Street, Birmingham, Michigan 48009, is responsible for managing the Index 500 Fund and the International Equity Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

Framlington Overseas Investment Management Limited (Framlington), an affiliate of MCM, is the sub-advisor of the Emerging Markets Fund, the Healthcare Fund and the International Growth Fund.

The advisor provides overall investment management for the Funds. Except for the Funds sub-advised by Framlington, the advisor provides all research and credit analysis and is responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Funds it sub-advises and is responsible for making all purchases and sales of portfolio securities for these Funds.

During the fiscal year ended June 30, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

                    Balanced Fund..................... 0.65%
                    Emerging Markets Fund............. 1.25%
                    Future Technology Fund............ 1.00%
                    Healthcare Fund................... 0.91%
                    Index 500 Fund.................... 0.11%
                    International Equity Fund......... 0.75%
                    International Growth Fund......... 1.00%
                    Large-Cap Value Fund.............. 0.75%
                    Micro-Cap Equity Fund............. 1.00%
                    MidCap Select Fund................ 0.75%
                    Multi-Season Growth Fund.......... 0.75%
                    NetNet Fund....................... 0.75%
                    Power Plus Fund................... 0.75%
                    Real Estate Equity Investment Fund 0.74%
                    Small-Cap Value Fund.............. 0.75%
                    Small Company Growth Fund......... 0.75%
                    Bond Fund......................... 0.50%
                    Intermediate Bond Fund............ 0.50%
                    International Bond Fund........... 0.50%
                    U.S. Government Income Fund....... 0.50%
                    Michigan Tax-Free Bond Fund....... 0.50%
                    Tax-Free Bond Fund................ 0.50%
                    Tax-Free Short & Intermediate Bond
                      Fund............................ 0.50%
                    Cash Investment Fund.............. 0.35%
                    Tax-Free Money Market Fund........ 0.35%
                    U.S. Treasury Money Market Fund... 0.35%

Reimbursement Agreements. In the interest of limiting expenses of the Cash Investment Fund, MCM has entered into a reimbursement agreement with the Fund ("Reimbursement Agreement") that will remain in effect through at least February 11, 2004. The Reimbursement Agreement may continue from year to year thereafter.

From time to time, MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Cash Investment Fund or, in the case of class specific expenses, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement obligates MCM to waive or reduce any fees or reimburse or absorb any other expenses of the Cash Investment Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor may discontinue any voluntary waivers or reductions or at any time.

The Cash Investment Fund may at a later date reimburse MCM for amounts waived or reduced by MCM with respect to any class of shares provided that the one-day yield for that class of shares does not fall below the "Minimum One Day Yield" of 0.05% as a result of the reimbursement. Consequently, no reimbursement by the Cash Investment Fund with respect to a class of shares will be made unless
(i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM with respect to that class during any of the previous three fiscal years, less any reimbursement that the Cash Investment Fund has previously paid to MCM with respect to such waivers and reductions.

Although they had not done so as of the date of this prospectus, the Tax-Free Money Market Fund and/or the U.S. Treasury Money Market Fund may at a later date enter into a reimbursement agreement with MCM on terms and conditions substantially similar to those described above with respect to the Cash Investment Fund. However, any reimbursement agreement entered into by the Tax-Free Money Market Fund or the U.S. Treasury Money Market Fund may have a higher or lower Minimum One Day Yield than is currently in effect for the Cash Investment Fund. The advisor may discontinue any voluntary waivers or reductions at any time.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund that had investment objectives and policies that were materially similar to those of the Funds into which they were converted. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the Fund into which they were converted.

The table for each Fund:

.. includes the average annual total returns of the common or collective trust fund prior to the conversion and the average annual total returns of the corresponding Fund after the conversion;

..  assumes that net investment income and dividends have been reinvested;

.. assumes that the common or collective trust fund paid the same levels of fees and expenses as the Fund into which they were converted currently pays although the actual expenses of those common and collective funds may have been lower;

.. does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the Investment Company Act of 1940 and the Internal Revenue
   Code) as the Fund into which they were converted; and

..  indicates past performance only and does not predict future results.

                                           Munder Small Russell
                                             Company     2000
                                           Growth Fund  Growth
                Period Ended                (Class K)*  Index**
                June 30, 2002                   %          %
                -------------              ------------ -------
                1 Year....................    (24.07)   (25.00)
                5 Years...................     (6.40)    (1.98)
                10 Years..................      6.73      6.23
                Since Inception (12/31/82)      9.22      6.95

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on December 1, 1991. All performance after that conversion is that of the Fund. From December 1, 1991 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** Russell 2000 Growth Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. The Russell 2000(R) Growth Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates.

                                                         FTSE
                                            Munder     Actuaries
                                         International   World
                                          Equity Fund    Index
               Period Ended               (Class K)*   ex-U.S.**
               June 30, 2002                   %           %
               -------------             ------------- ---------
               1 Year...................    (12.96)      (8.47)
               5 Years..................     (1.79)      (1.08)
               10 Years.................      4.51        5.68
               Since Inception (9/30/90)      5.74        4.48

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on December 1, 1991. All performance after that conversion is that of the Fund. From December 1, 1991 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** FTSE World Index ex-U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

                                              Munder
                                            Index 500    S&P
                                               Fund      500
                  Period Ended              (Class K)* Index**
                  June 30, 2002                 %         %
                  -------------             ---------- -------
                  1 Year...................   (18.56)  (17.99)
                  5 Years..................     3.02     3.66
                  10 Years.................    10.80    11.43
                  Since Inception (1/27/88)    11.73    12.74

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on December 7, 1992. All performance after that conversion is that of the Fund. From December 7, 1992 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. The S&P 500 is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

                                                       Lehman
                                                      Brothers
                                             Munder   Aggregate
                                           Bond Fund    Bond
                 Period Ended              (Class K)*  Index**
                 June 30, 2002                 %          %
                 -------------             ---------- ---------
                 1 Year...................    4.41      8.63
                 5 Years..................    5.77      7.57
                 10 Years.................    5.49      7.34
                 Since Inception (2/29/60)    6.17      N/A

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on December 1, 1991. All performance after that conversion is that of the Fund. From December 1, 1991 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** Lehman Brothers Aggregate Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher.

                                       Munder
                                        U.S.      Lehman
                                     Government  Brothers
                                       Income   Government
                                        Fund       Bond
                     Period Ended    (Class K)*  Index**
                     June 30, 2002       %          %
                     -------------   ---------- ----------
                     1 Year.........    9.25       8.81
                     5 Years........    7.05       7.64
                     10 Years.......    6.56       7.31
                     Since Inception
                       (11/1/62)....    6.29       N/A

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on July 5, 1994. All performance after that conversion is that of the Fund.
** Lehman Brothers Government Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes. The Lehman Brothers Government Bond Index is an unmanaged index which is comprised of all publicly issued, non-convertible securities of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

                                                        Lehman
                                           Munder      Brothers
                                        Intermediate Intermediate
                                         Bond Fund   Gov't/Credit
              Period Ended               (Class K)*    Index**
              June 30, 2002                  %            %
              -------------             ------------ ------------
              1 Year...................     6.72         8.17
              5 Years..................     6.09         7.20
              10 Years.................     5.71         6.85
              Since Inception (9/30/82)     7.75         9.17

--------------------------------------------------------------------------------
* Converted from collective trust fund to mutual fund on December 1, 1991. All performance after that conversion is that of the Fund. From November 20, 1992 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** Lehman Brothers Intermediate Government/Credit Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond
   Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government with a maturity between one and ten years and (ii) Lehman Brothers Credit Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.


                                             Munder    Lehman
                                            Tax-Free   15-Year
                                           Bond Fund  Muni Bond
                 Period Ended              (Class K)*  Index**
                 June 30, 2002                 %          %
                 -------------             ---------- ---------
                 1 Year...................    6.38      7.67
                 5 Years..................    5.51      7.36
                 10 Years.................    5.89      8.00
                 Since Inception (8/10/62)    5.10      N/A

--------------------------------------------------------------------------------
* Converted from common trust fund to mutual fund on July 21, 1994. All performance after that conversion is that of the Fund. From December 1, 1991 through November 23, 1992, performance is for Class Y shares of the Fund, a separate class of shares not subject to the Class K share shareholder servicing fee but invested in the same portfolio of securities.
** Lehman 15-Year Municipal Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes. The Lehman Brothers 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market with maturities ranging from twelve to seventeen years.


 Portfolio Managers


BALANCED FUND, FUTURE TECHNOLOGY FUND, LARGE-CAP VALUE FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, MULTI-SEASON GROWTH FUND, NETNET FUND, POWER PLUS FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND, BOND FUND, INTERMEDIATE BOND FUND, INTERNATIONAL BOND FUND, MICHIGAN TAX-FREE BOND FUND, TAX-FREE BOND FUND, TAX-FREE SHORT & INTERMEDIATE BOND FUND AND U.S. GOVERNMENT INCOME FUND

A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

INDEX 500 FUND AND INTERNATIONAL EQUITY FUND

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Funds.

EMERGING MARKETS FUND, HEALTHCARE FUND AND INTERNATIONAL GROWTH FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789.

                                                                           Balanced Fund(a)
                                                  -----------------------------------------------------------------
                                                  Period Ended     Year       Year       Year       Year     Year
                                                  12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                  ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............   $  9.17      $ 10.19    $ 12.14    $ 12.98    $ 13.49   $ 13.03

                                                    -------      -------    -------    -------    -------   -------
Income/(Loss) from investment operations:
Net investment income............................      0.05         0.16       0.20       0.15       0.22      0.31
Net realized and unrealized gain/(loss) on
 investments.....................................     (0.66)       (1.03)     (0.34)      2.39       1.02      1.64

                                                    -------      -------    -------    -------    -------   -------
Total from investment operations.................     (0.61)       (0.87)     (0.14)      2.54       1.24      1.95

                                                    -------      -------    -------    -------    -------   -------
Less distributions:
Dividends from net investment income.............     (0.06)       (0.15)     (0.18)     (0.15)     (0.23)    (0.32)
Distributions from net realized gains............        --           --      (1.35)     (3.23)     (1.52)    (1.17)
Distributions in excess of net realized gains....        --           --      (0.28)        --         --        --

                                                    -------      -------    -------    -------    -------   -------
Total distributions..............................     (0.06)       (0.15)     (1.81)     (3.38)     (1.75)    (1.49)

                                                    -------      -------    -------    -------    -------   -------
Net asset value, end of period...................   $  8.50      $  9.17    $ 10.19    $ 12.14    $ 12.98   $ 13.49

                                                    =======      =======    =======    =======    =======   =======
Total return (b).................................     (6.81)%      (8.45)%    (1.81)%    27.01%     10.83%    15.86%

                                                    =======      =======    =======    =======    =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $10,343      $11,876    $17,713    $23,695    $27,206   $31,748
Ratio of operating expenses to average net assets      1.52%(d)     1.37%      1.31%      1.26%      1.22%     1.17%
Ratio of net investment income to average net
 assets..........................................      1.21%(d)     1.59%      1.80%      1.33%      1.78%     2.41%
Portfolio turnover rate..........................        28%          79%       165%       176%       116%       79%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.53%(d)     1.37%      1.31%      1.26%      1.22%     1.17%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class K Shares commenced operations on April 16,
   1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                            Emerging Markets Fund(a)
                                                     --------------------------------------------------------------------
                                                       Period
                                                        Ended         Year        Year       Year        Year       Year
                                                     12/31/02(c)     Ended        Ended     Ended       Ended      Ended
                                                     (Unaudited)   6/30/02(c)    6/30/01  6/30/00(c)  6/30/99(c) 6/30/98(c)
                                                     -----------   ----------   -------   ----------  ---------- ----------
Net asset value, beginning of period................   $  8.56      $  8.53     $ 12.62    $ 11.60     $  8.99    $ 12.92
                                                       -------      -------     -------    -------     -------    -------
Income/(Loss) from investment operations:
Net investment income/(loss)........................      0.01         0.00(d)    (0.06)      0.00(d)     0.03       0.10
Net realized and unrealized gain/(loss) on
 investments........................................     (0.67)        0.03       (3.99)      1.02        2.58      (3.72)
                                                       -------      -------     -------    -------     -------    -------
Total from investment operations....................     (0.66)        0.03       (4.05)      1.02        2.61      (3.62)
                                                       -------      -------     -------    -------     -------    -------
Less distributions:
Dividends from net investment income................        --           --       (0.04)        --          --      (0.04)
Distributions from net realized gains...............        --           --          --         --          --      (0.05)
Distributions in excess of net realized gains.......        --           --          --         --          --      (0.22)
Distributions from capital..........................        --        (0.00)(d)      --         --          --         --
                                                       -------      -------     -------    -------     -------    -------
Total distributions.................................        --         0.00(d)    (0.04)        --          --      (0.31)
                                                       -------      -------     -------    -------     -------    -------
Net asset value, end of period......................   $  7.90      $  8.56     $  8.53    $ 12.62     $ 11.60    $  8.99
                                                       =======      =======     =======    =======     =======    =======
Total return(b).....................................     (7.71)%       0.41%     (32.17)%     8.79%      29.03%    (28.34)%
                                                       =======      =======     =======    =======     =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $10,299      $14,823     $26,696    $41,167     $36,438    $31,790
Ratio of operating expenses to average net assets...      1.98%(e)     1.95%       2.02%      1.98%       1.85%      1.89%
Ratio of net investment income/(loss) to average net
 assets.............................................      0.23%(e)     0.04%      (0.54)%    (0.02)%      0.39%      0.93%
Portfolio turnover rate.............................        76%         230%        223%       177%        159%        94%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......      2.79%(e)     1.96%       2.08%      2.14%       2.12%      2.14%

--------------------------------------------------------------------------------
(a)The Munder Emerging Markets Fund Class K Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                                             Future Technology Fund(a)
                                                                                 -------------------------------------
                                                                                   Period
                                                                                    Ended          Year       Year
                                                                                 12/31/02(c)      Ended      Ended
                                                                                 (Unaudited)    6/30/02(c) 6/30/01(c)
                                                                                 -----------    ---------- ----------
Net asset value, beginning of period............................................   $  3.39       $  6.54     $ 18.10
                                                                                   -------       -------    --------
Income/(Loss) from investment operations:
Net investment loss.............................................................     (0.04)        (0.11)      (0.14)
Net realized and unrealized gain/(loss) on investments..........................     (0.36)        (3.04)     (11.42)
                                                                                   -------       -------    --------
Total from investment operations................................................     (0.40)        (3.15)     (11.56)
                                                                                   -------       -------    --------
Net asset value, end of period..................................................   $  2.99       $  3.39     $  6.54
                                                                                   -------       -------    --------
Total return(b).................................................................    (11.80)%      (48.17)%    (63.87)%
                                                                                   =======       =======    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................   $   330       $   641     $ 9,400
Ratio of operating expenses to average net assets...............................      3.10%(d)      2.56%       1.89%
Ratio of net investment loss to average net assets..............................     (2.84)%(d)    (2.25)%     (1.37)%
Portfolio turnover rate.........................................................        27%           89%        145%
Ratio of operating expenses to average net assets without expense waivers and/or
 reimbursements.................................................................      3.21%(d)      2.59%       1.95%

                                                                                 --------

                                                                                   Period
                                                                                    Ended
                                                                                   6/30/00
                                                                                 -------
Net asset value, beginning of period............................................ $ 14.40
                                                                                 -------
Income/(Loss) from investment operations:
Net investment loss.............................................................   (0.01)
Net realized and unrealized gain/(loss) on investments..........................    3.71
                                                                                 -------
Total from investment operations................................................    3.70
                                                                                 -------
Net asset value, end of period.................................................. $ 18.10
                                                                                 -------
Total return(b).................................................................   25.69%
                                                                                 =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................ $11,159
Ratio of operating expenses to average net assets...............................    1.60%(d)
Ratio of net investment loss to average net assets..............................   (1.27)%(d)
Portfolio turnover rate.........................................................      53%
Ratio of operating expenses to average net assets without expense waivers and/or
 reimbursements.................................................................    1.64%(d)

--------------------------------------------------------------------------------
(a)The Munder Future Technology Fund Class K Shares commenced operations on May 25, 2000.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                            Healthcare Fund(a)
                                                   -------------------------------------------------------------------
                                                     Period
                                                      Ended          Year       Year       Year       Year       Year
                                                   12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                   (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                   -----------    ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............   $ 16.09       $ 25.29     $28.31    $ 10.44    $ 11.80     $10.89
                                                     -------       -------     ------    -------    -------     ------
Income/(Loss) from investment operations:
Net investment loss...............................     (0.15)        (0.32)     (0.34)     (0.19)     (0.13)     (0.14)
Net realized and unrealized gain/(loss) on
 investments......................................     (1.69)        (8.88)     (1.92)     18.06      (1.13)      1.05
                                                     -------       -------     ------    -------    -------     ------
Total from investment operations..................     (1.84)        (9.20)     (2.26)     17.87      (1.26)      0.91
                                                     -------       -------     ------    -------    -------     ------
Less distributions:
Distributions from net realized gains.............        --            --      (0.55)        --      (0.08)        --
Distributions in excess of net realized gains.....        --            --      (0.21)        --      (0.02)        --
                                                     -------       -------     ------    -------    -------     ------
Total distributions...............................        --            --      (0.76)        --      (0.10)        --
                                                     -------       -------     ------    -------    -------     ------
Net asset value, end of period....................   $ 14.25       $ 16.09     $25.29    $ 28.31    $ 10.44     $11.80
                                                     =======       =======     ======    =======    =======     ======
Total return(b)...................................    (11.44)%      (36.35)%    (8.32)%   170.91%    (10.70)%     8.45%
                                                     =======       =======     ======    =======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $   178       $   437     $  990    $   387    $    60     $  163
Ratio of operating expenses to average net assets.      2.17%(d)      1.63%      1.55%      1.61%      1.61%      1.62%
Ratio of net investment loss to average net assets     (2.07)%(d)    (1.54)%    (1.28)%    (1.01)%    (1.27)%    (1.21)%
Portfolio turnover rate...........................        21%           38%        45%        60%        49%        47%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements...................................      2.18%(d)      1.72%      1.55%      1.63%      1.92%      2.40%

--------------------------------------------------------------------------------
(a)The Munder Healthcare Fund Class K Shares commenced operations on April 1, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                               Index 500 Fund(a)
                                                       ----------------------------------------------------------------
                                                         Period
                                                          Ended        Year       Year       Year      Year      Year
                                                       12/31/02(c)     Ended      Ended      Ended     Ended     Ended
                                                       (Unaudited)    6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                                       -----------   --------   --------   --------  --------  --------
Net asset value, beginning of period..................  $  20.64     $  25.56   $  30.69   $  29.29  $  24.44  $  20.94
                                                        --------     --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income.................................      0.10         0.19       0.18       0.21      0.22      0.28
Net realized and unrealized gain/(loss) on investments     (2.30)       (4.92)     (4.85)      1.67      5.09      5.48
                                                        --------     --------   --------   --------  --------  --------
Total from investment operations......................     (2.20)       (4.73)     (4.67)      1.88      5.31      5.76
                                                        --------     --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income..................     (0.11)       (0.19)     (0.18)     (0.20)    (0.22)    (0.27)
Distributions from net realized gains.................        --           --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains.........        --           --      (0.01)        --        --        --
                                                        --------     --------   --------   --------  --------  --------
Total distributions...................................     (0.11)       (0.19)     (0.46)     (0.48)    (0.46)    (2.26)
                                                        --------     --------   --------   --------  --------  --------
Net asset value, end of period........................  $  18.33     $  20.64   $  25.56   $  30.69  $  29.29  $  24.44
                                                        ========     ========   ========   ========  ========  ========
Total return(b).......................................    (10.67)%     (18.56)%   (15.36)%     6.63%    21.99%    29.42%
                                                        ========     ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................  $264,055     $207,675   $267,827   $328,059  $272,450  $168,639
Ratio of operating expenses to average net assets.....      0.73%(d)     0.64%      0.61%      0.60%     0.55%     0.53%
Ratio of net investment income to average net assets..      1.07%(d)     0.83%      0.66%      0.70%     0.96%     1.23%
Portfolio turnover rate...............................         8%           3%         9%         8%        6%        8%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements........      0.74%(d)     0.64%      0.61%      0.61%     0.60%     0.60%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        International Equity Fund(a)
                                                     -----------------------------------------------------------------
                                                       Period
                                                        Ended         Year      Year       Year       Year      Year
                                                     12/31/02(c)     Ended      Ended     Ended      Ended      Ended
                                                     (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c)  6/30/98
                                                     -----------   ---------- -------   ---------- ---------- --------
Net asset value, beginning of period................   $ 10.53      $ 12.14   $ 18.03    $  16.22   $  15.03  $  15.74
                                                       -------      -------   -------    --------   --------  --------
Income/(Loss) from investment operations:
Net investment income...............................      0.02         0.11      0.09        0.25       0.16      0.16
Net realized and unrealized gain/(loss) on
 investments........................................     (1.48)       (1.68)    (4.65)       3.43       1.43      0.32
                                                       -------      -------   -------    --------   --------  --------
Total from investment operations....................     (1.46)       (1.57)    (4.56)       3.68       1.59      0.48
                                                       -------      -------   -------    --------   --------  --------
Less distributions:
Dividends from net investment income................     (0.10)       (0.04)    (0.10)      (0.28)     (0.17)    (0.19)
Distributions from net realized gains...............        --           --     (1.23)      (1.59)     (0.23)    (1.00)
                                                       -------      -------   -------    --------   --------  --------
Total distributions.................................     (0.10)       (0.04)    (1.33)      (1.87)     (0.40)    (1.19)
                                                       -------      -------   -------    --------   --------  --------
Net asset value, end of period......................   $  8.97      $ 10.53   $ 12.14    $  18.03   $  16.22  $  15.03
                                                       =======      =======   =======    ========   ========  ========
Total return(b).....................................    (13.75)%     (12.96)%  (26.51)%     23.51%     10.94%     4.24%
                                                       =======      =======   =======    ========   ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $45,991      $63,082   $80,634    $118,766   $106,106  $105,916
Ratio of operating expenses to average net assets...      1.49%(d)     1.38%     1.38%       1.30%      1.29%     1.25%
Ratio of net investment income to average net assets      0.34%(d)     0.98%     0.62%       1.44%      1.09%     1.03%
Portfolio turnover rate.............................        21%          22%       27%         18%        23%       41%
Ratio of operating expenses to average net assets
 without expense waivers............................      1.49%(d)     1.38%     1.38%       1.30%      1.29%     1.25%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                       International Growth Fund(a)
                                                  ---------------------------------------------------------------------
                                                    Period
                                                     Ended         Year         Year       Year       Year       Year
                                                  12/31/02(c)     Ended        Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                  -----------   ----------   ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $  8.42      $ 10.00      $ 15.75     $12.75     $11.92     $11.35
                                                    -------      -------      -------     ------     ------     ------
Income/(Loss) from investment operations:
Net investment income/(loss).....................     (0.02)       (0.00)(d)    (0.03)     (0.05)     (0.02)      0.02
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.38)       (1.47)       (4.61)      3.72       0.86       0.61
                                                    -------      -------      -------     ------     ------     ------
Total from investment operations.................     (1.40)       (1.47)       (4.64)      3.67       0.84       0.63
                                                    -------      -------      -------     ------     ------     ------
Less distributions:
Dividends from net investment income.............        --           --           --      (0.08)        --      (0.02)
Distributions in excess of net investment income.        --           --           --      (0.05)        --         --
Distributions from net realized gains............        --        (0.11)       (1.11)     (0.54)     (0.01)     (0.03)
Distributions in excess of net realized gains....        --           --           --         --         --      (0.01)
Distributions from capital.......................        --        (0.00)(d)       --         --         --         --
                                                    -------      -------      -------     ------     ------     ------
Total distributions..............................        --        (0.11)       (1.11)     (0.67)     (0.01)     (0.06)
                                                    -------      -------      -------     ------     ------     ------
Net asset value, end of period...................   $  7.02      $  8.42      $ 10.00     $15.75     $12.75     $11.92
                                                    -------      -------      -------     ------     ------     ------
Total return(b)..................................    (16.63)%     (14.65)%     (31.19)%    28.98%      7.02%      5.60%
                                                    =======      =======      =======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $   599      $ 1,095      $ 4,691     $2,839     $1,834     $2,271
Ratio of operating expenses to average net assets      1.69%(e)     1.69%        1.72%      1.69%      1.61%      1.62%
Ratio of net investment income/(loss) to average
 net assets......................................      0.51%(e)    (0.04)%      (0.29)%    (0.34)%    (0.17)%     0.21%
Portfolio turnover rate..........................        38%         173%         119%        65%        66%        38%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements..................................      2.22%(e)     1.87%        1.81%      1.71%      1.76%      1.82%

--------------------------------------------------------------------------------
(a)The Munder International Growth Fund Class K Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                              Large-Cap Value Fund(a)
                                                          ---------------------------------------------------------------
                                                            Period
                                                             Ended        Year     Year       Year       Year      Year
                                                          12/31/02(c)     Ended    Ended     Ended       Ended     Ended
                                                          (Unaudited)    6/30/02  6/30/01  6/30/00(c)   6/30/99   6/30/98
                                                          -----------   -------   -------  ----------  --------  --------
Net asset value, beginning of period.....................   $ 11.43     $ 13.06   $ 11.84   $  15.00   $  15.64  $  15.23
                                                            -------     -------   -------   --------   --------  --------
Income/(Loss) from investment operations:
Net investment income....................................      0.04        0.05      0.08       0.18       0.21      0.28
Net realized and unrealized gain/(loss) on investments...     (1.54)      (1.24)     1.69      (2.59)      0.72      2.97
                                                            -------     -------   -------   --------   --------  --------
Total from investment operations.........................     (1.50)      (1.19)     1.77      (2.41)      0.93      3.25
                                                            -------     -------   -------   --------   --------  --------
Less distributions:
Dividends from net investment income.....................     (0.04)      (0.04)    (0.07)     (0.18)     (0.18)    (0.28)
Distributions from net realized gains....................        --       (0.40)    (0.48)     (0.57)     (1.39)    (2.56)
                                                            -------     -------   -------   --------   --------  --------
Total distributions......................................     (0.04)      (0.44)    (0.55)     (0.75)     (1.57)    (2.84)
                                                            -------     -------   -------   --------   --------  --------
Net asset value, end of period...........................   $  9.89     $ 11.43   $ 13.06   $  11.84   $  15.00  $  15.64
                                                            =======     =======   =======   ========   ========  ========
Total return(b)..........................................    (13.14)%     (8.98)%   15.22%    (16.49)%     6.95%    23.00%
                                                            =======     =======   =======   ========   ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $46,253     $55,232   $80,625   $110,257   $205,364  $216,387
Ratio of operating expenses to average net assets........      1.32%(d)    1.28%     1.22%      1.23%      1.21%     1.19%
Ratio of net investment income to average net assets.....      0.71%(d)    0.34%     0.52%      1.37%      1.45%     1.78%
Portfolio turnover rate..................................        19%         30%       65%        91%        50%       73%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.33%(d)    1.28%     1.22%      1.23%      1.21%     1.19%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                         Micro-Cap Equity Fund(a)
                                                   -------------------------------------------------------------------
                                                     Period
                                                      Ended          Year       Year       Year       Year       Year
                                                   12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                    unaudited     6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                   -----------    ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............   $ 25.13        $25.37     $28.75     $18.15     $17.00     $12.82
                                                     -------        ------     ------     ------     ------     ------
Income/(Loss) from investment operation:
Net investment loss...............................     (0.09)        (0.27)     (0.31)     (0.31)     (0.18)     (0.17)
Net realized and unrealized gain/(loss) on
 investments......................................     (4.84)         0.03      (2.06)     10.91       1.63       4.99
                                                     -------        ------     ------     ------     ------     ------
Total from investment operations..................     (4.93)        (0.24)     (2.37)     10.60       1.45       4.82
                                                     -------        ------     ------     ------     ------     ------
Less distributions:
Distributions from net realized gains.............        --            --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized gains.....        --            --      (0.01)        --         --         --
                                                     -------        ------     ------     ------     ------     ------
Total distributions...............................        --            --      (1.01)        --      (0.30)     (0.64)
                                                     -------        ------     ------     ------     ------     ------
Net asset value, end of period....................   $ 20.20        $25.13     $25.37     $28.75     $18.15     $17.00
                                                     =======        ======     ======     ======     ======     ======
Total return(b)...................................    (19.62)%       (0.95)%    (8.30)%    58.40%      9.04%     37.90%
                                                     =======        ======     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $ 3,980        $5,300     $7,014     $6,393     $2,740     $3,050
Ratio of operating expenses to average net assets.      1.89%(d)      1.66%      1.65%      1.68%      1.53%      1.53%
Ratio of net investment loss to average net assets     (0.94)%(d)    (1.12)%    (1.28)%    (1.23)%    (1.21)%    (0.98)%
Portfolio turnover rate...........................        29%          118%       142%       187%       184%       172%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....      1.90%(d)      1.67%      1.65%      1.68%      1.64%      1.78%

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                          MidCap Select
                                                                             Fund(a)
                                                                          -------------
                                                                             Period
                                                                              Ended
                                                                           12/31/02(c)
                                                                            Unaudited
                                                                          -------------
Net asset value, beginning of period.....................................    $12.38

                                                                             ------
Loss from investment operations:
Net investment loss......................................................       (0.01)..
Net realized and unrealized loss on investments..........................       (0.31)..

                                                                             ------
Total from investment operations.........................................       (0.32)..
                                                                             ------
Net asset value, end of period...........................................       $12.06..

                                                                             ======
Total return(b)..........................................................      (2.58)%..

                                                                             ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................       $    7..
Ratio of operating expenses to average net assets........................     1.62%(d)..
Ratio of net investment loss to average net assets.......................   (1.19)%(d)..
Portfolio turnover rate..................................................          27%..
Ratio of operating expenses to average net assets without expense waivers     1.62%(d)..

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class K Shares commenced operations on
   December 17, 2002.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                           Multi-Season Growth Fund(a)
                                                  -------------------------------------------------------------------------
                                                    Period
                                                     Ended           Year         Year        Year       Year         Year
                                                  12/31/02(c)       Ended        Ended       Ended       Ended       Ended
                                                  (Unaudited)     6/30/02(c)   6/30/01(c)  6/30/00(c)   6/30/99    6/30/98(c)
                                                  -----------    ----------    ----------  ----------  --------   ----------
Net asset value, beginning of period.............   $ 11.74       $  15.66      $  20.63    $  22.04   $  21.42    $  18.00
                                                    -------       --------      --------    --------   --------    --------
Income/(Loss) from investment operation:
Net investment income/(loss).....................      0.00(d)       (0.03)        (0.05)      (0.03)     (0.02)       0.00(d)
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.39)         (3.34)        (2.63)      (0.01)      2.22        4.35
                                                    -------       --------      --------    --------   --------    --------
Total from investment operations.................     (1.39)         (3.37)        (2.68)      (0.04)      2.20        4.35
                                                    -------       --------      --------    --------   --------    --------
Less distributions:
Dividends from net investment income.............        --             --            --          --         --       (0.01)
Distributions from net realized gains............        --          (0.55)        (2.29)      (1.37)     (1.58)      (0.92)
Distributions from capital.......................        --          (0.00)(d)        --          --         --          --
                                                    -------       --------      --------    --------   --------    --------
Total distributions..............................        --          (0.55)        (2.29)      (1.37)     (1.58)      (0.93)
                                                    -------       --------      --------    --------   --------    --------
Net asset value, end of period...................   $ 10.35       $  11.74      $  15.66    $  20.63   $  22.04    $  21.42
                                                    =======       ========      ========    ========   ========    ========
Total return(b)..................................    (11.91)%       (21.63)%      (14.41)%      0.27%     11.40%      25.05%
                                                    =======       ========      ========    ========   ========    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $43,672       $121,485      $195,746    $280,339   $327,355    $275,378
Ratio of operating expenses to average net assets      1.32%(f)       1.21%         1.21%       1.24%      1.22%       1.21%
Ratio of net investment income/(loss) to average
 net assets......................................     (0.08)%(f)     (0.19)%       (0.30)%     (0.14)%    (0.09)%      0.00%(e)
Portfolio turnover rate..........................        34%            20%           38%         44%        53%         34%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements...      1.32%(f)       1.21%         1.42%       1.42%      1.39%       1.39%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Amount represents less than 0.01%.
(f)Annualized.

                                                                                NetNet Fund(a)
                                                                          ----------------------
                                                                            Period
                                                                             Ended         Period
                                                                          12/31/02(c)      Ended
                                                                          (Unaudited)    6/30/02(c)
                                                                          -----------   ----------
Net asset value, beginning of period.....................................   $10.66       $ 12.45
                                                                            ------       -------
Loss from investment operations:
Net investment loss......................................................    (0.14)        (0.03)
Net realized and unrealized loss on investments..........................    (0.54)        (1.76)
                                                                            ------       -------
Total from investment operations.........................................    (0.68)        (1.79)
                                                                            ------       -------
Net asset value, end of period...........................................   $ 9.98       $ 10.66
                                                                            ======       =======
Total return(b)..........................................................    (6.38)%      (14.38)%
                                                                            ======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................   $  393       $   610
Ratio of operating expenses to average net assets........................     3.19%(d)      2.60%(d)
Ratio of net investment loss to average net assets.......................    (2.95)%(d)    (1.71)%(d)
Portfolio turnover rate..................................................       17%           50%
Ratio of operating expenses to average net assets without expense waivers     3.34%(d)      2.64%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class K Shares commenced operations on April 30, 2002.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                    Power Plus Fund(a)
                                                                          ----------------------------------
                                                                            Period
                                                                             Ended          Year        Period
                                                                          12/31/02(c)      Ended         Ended
                                                                          (Unaudited)    6/30/02(c)     6/30/01
                                                                          -----------    ----------   -------
Net asset value, beginning of period.....................................   $  7.42       $  9.86     $10.00
                                                                            -------       -------     ------
Loss from investment operations:
Net investment loss......................................................     (0.05)        (0.09)     (0.01)
Net realized and unrealized loss on investments..........................     (1.52)        (2.29)     (0.13)
                                                                            -------       -------     ------
Total from investment operations.........................................     (1.57)        (2.38)     (0.14)
                                                                            -------       -------     ------
Less distributions:
Distributions from net realized capital gains............................        --         (0.06)        --
Distributions from capital...............................................        --         (0.00)(e)     --
                                                                            -------       -------     ------
Total distributions......................................................        --         (0.06)        --
                                                                            -------       -------     ------
Net asset value, end of period...........................................   $  5.85       $  7.42     $ 9.86
                                                                            =======       =======     ======
Total return(b)..........................................................    (21.16)%      (24.11)%    (1.40)%
                                                                            =======       =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................   $    34       $    43     $   62
Ratio of operating expenses to average net assets........................      2.00%(d)      1.76%      1.50%(d)
Ratio of net investment loss to average net assets.......................     (1.54)%(d)    (1.15)%    (0.41)%(d)
Portfolio turnover rate..................................................        38%          107%        36%
Ratio of operating expenses to average net assets without expense waivers      2.01%(d)      1.76%      1.50%(d)

--------------------------------------------------------------------------------
(a)The Munder Power Plus Fund Class K Shares commenced operations on March 13, 2001.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                  Real Estate Equity Investment Fund(a)
                                                     ---------------------------------------------------------------
                                                       Period
                                                        Ended        Year     Year      Year       Year       Year
                                                     12/31/02(c)    Ended     Ended    Ended      Ended      Ended
                                                     (Unaudited)  6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                     -----------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period................   $14.63       $13.20   $12.09    $12.78     $14.94     $14.40
                                                       ------       ------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income...............................     0.36         0.58     0.43      0.56       0.58       0.69
Net realized and unrealized gain/(loss) on
 investments........................................    (1.40)        1.52     1.29     (0.57)     (1.64)      0.61
                                                       ------       ------   ------    ------     ------     ------
Total from investment operations....................    (1.04)        2.10     1.72     (0.01)     (1.06)      1.30
                                                       ------       ------   ------    ------     ------     ------
Less distributions:
Dividends from net investment income................    (0.37)       (0.50)   (0.43)    (0.56)     (0.61)     (0.62)
Distributions from net realized gains...............       --           --       --        --      (0.39)     (0.14)
Distributions from capital..........................       --        (0.17)   (0.18)    (0.12)     (0.10)        --
                                                       ------       ------   ------    ------     ------     ------
Total distributions.................................    (0.37)       (0.67)   (0.61)    (0.68)     (1.10)     (0.76)
                                                       ------       ------   ------    ------     ------     ------
Net asset value, end of period......................   $13.22       $14.63   $13.20    $12.09     $12.78     $14.94
                                                       ======       ======   ======    ======     ======     ======
Total return(b).....................................    (7.06)%      16.55%   14.73%     0.55%     (6.66)%     8.92%
                                                       ======       ======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $2,663       $2,331   $1,712    $1,234     $2,277     $2,145
Ratio of operating expenses to average net assets...     1.43%(d)     1.20%    1.30%     1.33%      1.27%      1.28%
Ratio of net investment income to average net assets     5.45%(d)     4.33%    4.83%     4.90%      4.50%      4.15%
Portfolio turnover rate.............................        9%          39%      30%       15%        22%        15%
Ratio of operating expenses to average net assets
 without expense waivers............................     1.43%(d)     1.21%    1.30%     1.33%      1.27%      1.28%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                               Small-Cap Value Fund(a)
                          ----------------------------------------------------------------
                            Period
                             Ended         Year     Year      Year       Year       Year
                          12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                          (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                          -----------   ---------- ------- ---------- ---------- ----------
Net asset value,
 beginning of period.....   $ 16.93       $16.40   $12.17   $ 13.11    $ 14.25    $ 12.04
                            -------       ------   ------   -------    -------    -------
Income/(Loss) from
 investment operations:
Net investment income....      0.06         0.09     0.18      0.04       0.05       0.08
Net realized and
 unrealized gain/(loss)
 on investments..........     (2.82)        1.43     4.17     (0.92)     (0.85)      2.83
                            -------       ------   ------   -------    -------    -------
Total from investment
 operations..............     (2.76)        1.52     4.35     (0.88)     (0.80)      2.91
                            -------       ------   ------   -------    -------    -------
Less distributions:
Dividends from net
 investment income.......        --        (0.05)   (0.12)    (0.06)     (0.06)     (0.06)
Distributions in excess
 of net investment income        --           --       --        --      (0.01)        --
Distributions from net
 realized capital gains..     (0.12)       (0.94)      --        --      (0.27)     (0.64)
                            -------       ------   ------   -------    -------    -------
Total distributions......     (0.12)       (0.99)   (0.12)    (0.06)     (0.34)     (0.70)
                            -------       ------   ------   -------    -------    -------
Net asset value, end of
 period..................   $ 14.05       $16.93   $16.40   $ 12.17    $ 13.11    $ 14.25
                            =======       ======   ======   =======    =======    =======
Total return(b)..........    (16.25)%      10.52%   35.87%    (6.73)%    (5.33)%    24.53%
                            =======       ======   ======   =======    =======    =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's).......   $ 5,300       $6,530   $9,673   $15,571    $74,472    $84,699
Ratio of operating
 expenses to average net
 assets..................      1.60%(d)     1.41%    1.29%     1.31%      1.23%      1.27%
Ratio of net investment
 income to average net
 assets..................      0.80%(d)     0.56%    0.92%     0.31%      0.45%      0.56%
Portfolio turnover rate..        32%          85%     140%       76%        69%        53%
Ratio of operating
 expenses to average net
 assets without expense
 waivers.................      1.61%(d)     1.42%    1.29%     1.31%      1.23%      1.27%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Small Company Growth Fund(a)
                                                  ----------------------------------------------------------------------
                                                    Period
                                                     Ended          Year       Year        Year       Year        Year
                                                  12/31/02(c)      Ended      Ended       Ended      Ended       Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c)  6/30/00(c) 6/30/99(c)  6/30/98(c)
                                                  -----------    ---------- ----------  ---------- ----------  ----------
Net asset value, beginning of period.............   $ 11.19       $ 14.75    $  19.88    $ 16.54    $  19.96    $  21.62
                                                    -------       -------    --------    -------    --------    --------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.06)        (0.11)      (0.11)     (0.15)      (0.07)      (0.13)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.30)        (3.45)      (4.05)      3.49       (2.14)       2.58
                                                    -------       -------    --------    -------    --------    --------
Total from investment operations.................     (2.36)        (3.56)      (4.16)      3.34       (2.21)       2.45
                                                    -------       -------    --------    -------    --------    --------
Less distributions:
Distributions from net realized capital gains....        --            --       (0.44)        --       (1.21)      (4.11)
Distributions in excess of net realized gains....        --            --       (0.42)        --          --          --
Distributions from capital.......................        --            --       (0.11)        --          --          --
                                                    -------       -------    --------    -------    --------    --------
Total distributions..............................        --            --       (0.97)        --       (1.21)      (4.11)
                                                    -------       -------    --------    -------    --------    --------
Net asset value, end of period...................   $  8.83       $ 11.19    $  14.75    $ 19.88    $  16.54    $  19.96
                                                    =======       =======    ========    =======    ========    ========
Total return(b)..................................    (21.16)%      (24.07)%    (21.43)%    20.33%     (10.92)%     12.36%
                                                    =======       =======    ========    =======    ========    ========
Ratio to average net assets/supplemental data:
Net assets, end of period (000's)................   $ 6,222       $10,506    $ 25,378    $55,092    $123,341    $159,837
Ratio of operating expenses to average net
 assets..........................................      1.59%(d)      1.33%       1.28%      1.26%       1.22%       1.20%
Ratio of net investment loss to average net
 assets..........................................     (1.22)%(d)    (0.91)%     (0.69)%    (0.89)%     (0.44)%     (0.57)%
Portfolio turnover rate..........................        19%           61%        162%       158%        108%        123%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.59%(d)      1.33%       1.28%      1.26%       1.22%       1.20%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                          Bond Fund(a)
                                              -------------------------------------------------------------------

                                                Period
                                                 Ended         Year       Year       Year       Year       Year
                                              12/31/02(c)     Ended      Ended      Ended      Ended      Ended
                                              (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                              -----------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.........   $  9.35      $  9.50    $  9.24    $  9.62    $  9.99    $  9.57
                                                -------      -------    -------    -------    -------    -------
Income from investment operations:
Net investment income........................      0.21         0.53       0.60       0.57       0.58       0.59
Net realized and unrealized gain/(loss) on
 investments.................................      0.30        (0.12)      0.28      (0.32)     (0.40)      0.40
                                                -------      -------    -------    -------    -------    -------
Total from investment operations.............      0.51         0.41       0.88       0.25       0.18       0.99
                                                -------      -------    -------    -------    -------    -------
Less distributions:
Dividends from net investment income.........     (0.24)       (0.56)     (0.62)     (0.57)     (0.55)     (0.57)
Distributions from net realized capital gains        --           --         --      (0.06)        --         --
                                                -------      -------    -------    -------    -------    -------
Total distributions..........................     (0.24)       (0.56)     (0.62)     (0.63)     (0.55)     (0.57)
                                                -------      -------    -------    -------    -------    -------
Net asset value, end of period...............   $  9.62      $  9.35    $  9.50    $  9.24    $  9.62    $  9.99
                                                =======      =======    =======    =======    =======    =======
Total return(b)..............................      5.50%        4.41%      9.79%      2.68%      1.72%     10.57%
                                                =======      =======    =======    =======    =======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's).........   $43,230      $46,312    $48,685    $40,150    $51,465    $43,281
Ratio of operating expenses to average net
 assets......................................      1.05%(d)     0.95%      0.98%      0.99%      0.97%      0.96%
Ratio of net investment income to average net
 assets......................................      4.42%(d)     5.59%      6.30%      6.10%      5.77%      5.93%
Portfolio turnover rate......................        76%         185%       347%       205%       142%       222%
Ratio of operating expenses to average net
 assets without expense waivers..............      1.05%(d)     0.95%      0.98%      0.99%      0.97%      0.96%

--------------------------------------------------------------------------------
(a)The Munder Bond Fund Class K Shares commenced operations on November 23,
   1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                       Intermediate Bond Fund(a)
                                                  ------------------------------------------------------------------
                                                    Period
                                                     Ended         Year      Year       Year       Year       Year
                                                  12/31/02(c)     Ended      Ended     Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                  -----------   ---------- --------  ---------- ---------- ----------
Net asset value, beginning of period.............  $   9.48      $   9.37  $   9.08   $   9.26   $   9.50   $   9.33
                                                   --------      --------  --------   --------   --------   --------
Income from investment operations:
Net investment income............................      0.20          0.49      0.55       0.51       0.51       0.55
Net realized and unrealized gain/(loss) on
 investments.....................................      0.23          0.13      0.29      (0.17)     (0.24)      0.15
                                                   --------      --------  --------   --------   --------   --------
Total from investment operations.................      0.43          0.62      0.84       0.34       0.27       0.70
                                                   --------      --------  --------   --------   --------   --------
Less distributions:
Dividends from net investment income.............     (0.23)        (0.51)    (0.55)     (0.52)     (0.51)     (0.53)
                                                   --------      --------  --------   --------   --------   --------
Total distributions..............................     (0.23)        (0.51)    (0.55)     (0.52)     (0.51)     (0.53)
                                                   --------      --------  --------   --------   --------   --------
Net asset value, end of period...................  $   9.68      $   9.48  $   9.37   $   9.08   $   9.26   $   9.50
                                                   ========      ========  ========   ========   ========   ========
Total return(b)..................................      4.60%         6.72%     9.50%      3.80%      2.83%      7.73%
                                                   ========      ========  ========   ========   ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............  $237,293      $242,929  $254,904   $268,001   $339,622   $355,840
Ratio of operating expenses to average net assets      0.97%(d)      0.94%     0.96%      0.96%      0.95%      0.93%
Ratio of net investment income to average net
 assets..........................................      4.11%(d)      5.13%     5.87%      5.63%      5.38%      5.77%
Portfolio turnover rate..........................        38%           85%      179%       130%       128%       194%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.97%(d)      0.94%     0.96%      0.96%      0.95%      0.93%

--------------------------------------------------------------------------------
(a)The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      International Bond Fund(a)
                                                  -----------------------------------------------------------------
                                                    Period
                                                     Ended        Year         Year       Year       Year     Year
                                                  12/31/02(c)    Ended        Ended      Ended      Ended     Ended
                                                  (Unaudited)  6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                  -----------  ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period.............   $ 9.72       $ 8.61       $ 9.29     $ 9.75     $ 9.67   $ 9.83
                                                    ------       ------       ------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income............................     0.13         0.26         0.25       0.28       0.31     0.19
Net realized and unrealized gain/(loss) on
 investments.....................................     0.78         0.99        (0.93)     (0.24)      0.10    (0.11)
                                                    ------       ------       ------     ------     ------   ------
Total from investment operations.................     0.91         1.25        (0.68)      0.04       0.41     0.08
                                                    ------       ------       ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............    (0.09)       (0.14)          --      (0.50)     (0.18)   (0.22)
Distributions from net realized gains............       --           --           --         --      (0.15)   (0.02)
Distributions from capital.......................       --        (0.00)(e)       --         --         --       --
                                                    ------       ------       ------     ------     ------   ------
Total distributions..............................    (0.09)       (0.14)          --      (0.50)     (0.33)   (0.24)
                                                    ------       ------       ------     ------     ------   ------
Net asset value, end of period...................   $10.54       $ 9.72       $ 8.61     $ 9.29     $ 9.75   $ 9.67
                                                    ======       ======       ======     ======     ======   ======
Total return(b)..................................     9.41%       14.60%       (7.32)%     0.24%      3.92%    0.80%
                                                    ======       ======       ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $    5       $    7       $   95     $   44     $   27   $   77
Ratio of operating expenses to average net assets     1.31%(d)     1.14%        1.10%      1.16%      1.14%    1.11%
Ratio of net investment income to average net
 assets..........................................     2.62%(d)     2.83%        2.78%      2.94%      3.03%    3.53%
Portfolio turnover rate..........................       47%          25%          87%       138%        59%      81%
Ratio of operating expenses to average net assets
 without expense waivers.........................     1.32%(d)     1.14%        1.10%      1.16%      1.14%    1.11%

--------------------------------------------------------------------------------
(a)The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                     U.S. Government Income Fund(a)
                                                  --------------------------------------------------------------------
                                                    Period
                                                     Ended         Year      Year        Year         Year      Year
                                                  12/31/02(c)     Ended      Ended      Ended        Ended      Ended
                                                  (Unaudited)   6/30/02(c)  6/30/01   6/30/00(c)   6/30/99(c)  6/30/98
                                                  -----------   ---------- --------  ----------    ---------- --------
Net asset value, beginning of period.............  $  10.55      $  10.21  $   9.79   $  10.03      $  10.38  $  10.09
                                                   --------      --------  --------   --------      --------  --------
Income from investment operations:
Net investment income............................      0.26          0.56      0.59       0.60          0.59      0.60
Net realized and unrealized gain/(loss) on
 investments.....................................      0.24          0.36      0.44      (0.24)        (0.37)     0.36
                                                   --------      --------  --------   --------      --------  --------
Total from investment operations.................      0.50          0.92      1.03       0.36          0.22      0.96
                                                   --------      --------  --------   --------      --------  --------
Less distributions:
Dividends from net investment income.............     (0.29)        (0.58)    (0.61)     (0.60)        (0.55)    (0.61)
Distributions from net realized gains............        --            --        --      (0.00)(d)     (0.01)    (0.06)
Distributions in excess of net realized gains....        --            --        --      (0.00)(d)     (0.01)       --
                                                   --------      --------  --------   --------      --------  --------
Total distributions..............................     (0.29)        (0.58)    (0.61)     (0.60)        (0.57)    (0.67)
                                                   --------      --------  --------   --------      --------  --------
Net asset value, end of period...................  $  10.76      $  10.55  $  10.21   $   9.79      $  10.03  $  10.38
                                                   ========      ========  ========   ========      ========  ========
Total return(b)..................................      4.80%         9.25%    10.74%      3.74%         2.11%     9.70%
                                                   ========      ========  ========   ========      ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............  $142,503      $153,065  $170,872   $177,334      $213,327  $219,724
Ratio of operating expenses to average net assets      1.01%(e)      0.94%     0.97%      0.97%         0.96%     0.94%
Ratio of net investment income to average net
 assets..........................................      4.82%(e)      5.37%     5.86%      6.07%         5.74%     6.00%
Portfolio turnover rate..........................        20%           19%       23%        15%           23%       85%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.01%(e)      0.94%     0.97%      0.97%         0.96%     0.94%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                          Michigan Tax-Free Bond Fund(a)
                                                          -------------------------------------------------------------
                                                            Period
                                                             Ended         Year     Year     Year       Year     Year
                                                          12/31/02(c)     Ended     Ended    Ended     Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01  6/30/00  6/30/99(c) 6/30/98
                                                          -----------   ---------- -------  -------  ---------- -------
Net asset value, beginning of period.....................   $ 10.21      $  9.97   $  9.45  $  9.62   $ 10.06   $  9.64
                                                            -------      -------   -------  -------   -------   -------
Income from investment operations:
Net investment income....................................      0.18         0.39      0.39     0.39      0.39      0.42
Net realized and unrealized gain/(loss) on investments...      0.30         0.24      0.52    (0.16)    (0.28)     0.44
                                                            -------      -------   -------  -------   -------   -------
Total from investment operations.........................      0.48         0.63      0.91     0.23      0.11      0.86
                                                            -------      -------   -------  -------   -------   -------
Less distributions:
Dividends from net investment income.....................     (0.19)       (0.39)    (0.39)   (0.40)    (0.39)    (0.42)
Distributions from net realized gains....................        --           --        --       --     (0.16)    (0.02)
                                                            -------      -------   -------  -------   -------   -------
Total distributions......................................     (0.19)       (0.39)    (0.39)   (0.40)    (0.55)    (0.44)
                                                            -------      -------   -------  -------   -------   -------
Net asset value, end of period...........................   $ 10.50      $ 10.21   $  9.97  $  9.45   $  9.62   $ 10.06
                                                            =======      =======   =======  =======   =======   =======
Total return(b)..........................................      4.69%        6.47%     9.75%    2.48%     0.99%     9.02%
                                                            =======      =======   =======  =======   =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $37,403      $41,647   $45,498  $45,515   $64,065   $57,574
Ratio of operating expenses to average net assets........      1.17%(d)     0.93%     0.98%    1.03%     1.00%     0.98%
Ratio of net investment income to average net assets.....      3.45%(d)     3.83%     3.98%    4.14%     3.89%     4.29%
Portfolio turnover rate..................................         3%          10%       11%      13%       33%       34%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.17%(d)     0.93%     0.98%    1.03%     1.00%     0.98%

--------------------------------------------------------------------------------
(a)The Munder Michigan Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Tax-Free Bond Fund(a)
                                                  -----------------------------------------------------------------
                                                    Period
                                                     Ended         Year       Year       Year      Year      Year
                                                   12/31/02       Ended      Ended      Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c)  6/30/99   6/30/98
                                                  -----------   ---------- ---------- ---------- --------  --------
Net asset value, beginning of period.............   $ 10.46      $  10.29   $   9.79   $  10.03  $  10.74  $  10.52
                                                    -------      --------   --------   --------  --------  --------
Income from investment operations:
Net investment income............................      0.19          0.40       0.41       0.41      0.42      0.49
Net realized and unrealized gain/(loss) on
 investments.....................................      0.29          0.24       0.50      (0.15)    (0.32)     0.38
                                                    -------      --------   --------   --------  --------  --------
Total from investment operations.................      0.48          0.64       0.91       0.26      0.10      0.87
                                                    -------      --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income.............     (0.19)        (0.40)     (0.41)     (0.42)    (0.42)    (0.49)
Distributions from net realized gains............     (0.31)        (0.07)        --      (0.08)    (0.39)    (0.16)
                                                    -------      --------   --------   --------  --------  --------
Total distributions..............................     (0.50)        (0.47)     (0.41)     (0.50)    (0.81)    (0.65)
                                                    -------      --------   --------   --------  --------  --------
Net asset value, end of period...................   $ 10.44      $  10.46   $  10.29   $   9.79  $  10.03  $  10.74
                                                    =======      ========   ========   ========  ========  ========
Total return(b)..................................      4.58%         6.38%      9.45%      2.73%     0.82%     8.43%
                                                    =======      ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $87,553      $100,635   $122,217   $134,676  $173,863  $194,077
Ratio of operating expenses to average net assets      1.14%(d)      0.95%      1.01%      1.00%     0.98%     0.93%
Ratio of net investment income to average net
 assets..........................................      3.47%(d)      3.83%      4.05%      4.26%     3.94%     4.60%
Portfolio turnover rate..........................         3%           17%        19%         6%       32%       61%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.14%(d)      0.95%      1.01%      1.00%     0.98%     0.93%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Bond Fund Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                              Tax-Free Short & Intermediate Bond Fund(a)
                                                  ------------------------------------------------------------------
                                                    Period
                                                     Ended         Year       Year       Year       Year      Year
                                                   12/31/02       Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c)  6/30/98
                                                  -----------   ---------- ---------- ---------- ---------- --------
Net asset value, beginning of period.............  $  10.55      $  10.40   $  10.05   $  10.22   $  10.46  $  10.41
                                                   --------      --------   --------   --------   --------  --------
Income from investment operations:
Net investment income............................      0.17          0.37       0.39       0.38       0.38      0.43
Net realized and unrealized gain/(loss) on
 investments.....................................      0.16          0.21       0.35      (0.12)     (0.14)     0.13
                                                   --------      --------   --------   --------   --------  --------
Total from investment operations.................      0.33          0.58       0.74       0.26       0.24      0.56
                                                   --------      --------   --------   --------   --------  --------
Less distributions:
Dividends from net investment income.............     (0.18)        (0.37)     (0.39)     (0.38)     (0.38)    (0.42)
Distributions from net realized gains............     (0.09)        (0.06)        --      (0.05)     (0.10)    (0.09)
                                                   --------      --------   --------   --------   --------  --------
Total distributions..............................     (0.27)        (0.43)     (0.39)     (0.43)     (0.48)    (0.51)
                                                   --------      --------   --------   --------   --------  --------
Net asset value, end of period...................  $  10.61      $  10.55   $  10.40   $  10.05   $  10.22  $  10.46
                                                   ========      ========   ========   ========   ========  ========
Total return(b)..................................      3.07%         5.70%      7.51%      2.68%      2.27%     5.44%
                                                   ========      ========   ========   ========   ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............  $141,553      $152,770   $171,009   $201,005   $268,948  $295,601
Ratio of operating expenses to average net assets      1.01%(d)      0.94%      0.97%      0.97%      0.96%     0.94%
Ratio of net investment income to average net
 assets..........................................      3.23%(d)      3.55%      3.79%      3.75%      3.63%     4.07%
Portfolio turnover rate..........................         6%           10%        23%        15%        25%       27%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.01%(d)      0.94%      0.97%      0.97%      0.96%     0.94%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Short & Intermediate Bond Fund (formerly known as Tax-Free Short-Intermediate Bond Fund) Class K Shares commenced operations on February 9, 1987.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Cash Investment Fund(a)
                                                  --------------------------------------------------------------
                                                    Period
                                                     Ended        Year      Year      Year      Year      Year
                                                   12/31/02       Ended     Ended     Ended     Ended     Ended
                                                  (Unaudited)    6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                  -----------   --------  --------  --------  --------  --------
Net asset value, beginning of period.............  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                   --------     --------  --------  --------  --------  --------
Income from investment operations:
Net investment income............................     0.006        0.021     0.053     0.051     0.046     0.050
                                                   --------     --------  --------  --------  --------  --------
Total from investment operations.................     0.006        0.021     0.053     0.051     0.046     0.050
                                                   --------     --------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income.............    (0.006)      (0.021)   (0.053)   (0.051)   (0.046)   (0.050)
                                                   --------     --------  --------  --------  --------  --------
Total distributions..............................    (0.006)      (0.021)   (0.053)   (0.051)   (0.046)   (0.050)
                                                   --------     --------  --------  --------  --------  --------
Net asset value, end of period...................  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                   ========     ========  ========  ========  ========  ========
Total return(b)..................................      0.58%        2.08%     5.46%     5.23%     4.68%     5.14%
                                                   ========     ========  ========  ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............  $670,664     $702,492  $849,108  $811,582  $869,709  $672,842
Ratio of operating expenses to average net assets      0.69%(c)     0.66%     0.71%     0.70%     0.68%     0.66%
Ratio of net investment income to average net
 assets..........................................      1.16%(c)     2.07%     5.30%     5.11%     4.57%     5.02%
Ratio of operating expenses to average net assets
 without expense waivers and reimbursements......      0.69%(c)     0.66%     0.71%     0.70%     0.68%     0.66%

--------------------------------------------------------------------------------
(a)The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                                      Tax-Free Money Market Fund(a)
                                                     --------------------------------------------------------------
                                                       Period
                                                        Ended        Year      Year      Year      Year      Year
                                                      12/31/02       Ended     Ended     Ended     Ended     Ended
                                                     (Unaudited)    6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                     -----------   --------  --------  --------  --------  --------
Net asset value, beginning of period................  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                      --------     --------  --------  --------  --------  --------
Income from investment operations:
Net investment income...............................     0.004        0.013     0.031     0.030     0.026     0.029
                                                      --------     --------  --------  --------  --------  --------
Total from investment operations....................     0.004        0.013     0.031     0.030     0.026     0.029
                                                      --------     --------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income................    (0.004)      (0.013)   (0.031)   (0.030)   (0.026)   (0.029)
                                                      --------     --------  --------  --------  --------  --------
Total distributions.................................    (0.004)      (0.013)   (0.031)   (0.030)   (0.026)   (0.029)
                                                      --------     --------  --------  --------  --------  --------
Net asset value, end of period......................  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                      ========     ========  ========  ========  ========  ========
Total return(b).....................................      0.37%        1.34%     3.19%     3.04%     2.61%     2.98%
                                                      ========     ========  ========  ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................  $191,503     $195,584  $246,089  $229,726  $289,536  $205,600
Ratio of operating expenses to average net assets...      0.71%(c)     0.65%     0.71%     0.71%     0.70%     0.69%
Ratio of net investment income to average net assets      0.74%(c)     1.34%     3.16%     2.99%     2.57%     2.93%
Ratio of operating expenses to average net assets
 without expense waivers............................      0.71%(c)     0.65%     0.71%     0.71%     0.70%     0.69%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                                      U.S. Treasury Money Market Fund(a)
                                                          ---------------------------------------------------------
                                                            Period
                                                             Ended       Year     Year     Year     Year     Year
                                                           12/31/02      Ended    Ended    Ended    Ended    Ended
                                                          (Unaudited)   6/30/02  6/30/01  6/30/00  6/30/99  6/30/98
                                                          -----------   -------  -------  -------  -------  -------
Net asset value, beginning of period.....................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            -------     -------  -------  -------  -------  -------
Income from investment operations:
Net investment income....................................     0.004       0.017    0.049    0.047    0.042    0.048
                                                            -------     -------  -------  -------  -------  -------
Total from investment operations.........................     0.004       0.017    0.049    0.047    0.042    0.048
                                                            -------     -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment income.....................    (0.004)     (0.017)  (0.049)  (0.047)  (0.042)  (0.048)
Distributions from net realized gains....................    (0.000)(d)      --       --       --       --       --
                                                            -------     -------  -------  -------  -------  -------
Total distributions......................................    (0.004)     (0.017)  (0.049)  (0.047)  (0.042)  (0.048)
                                                            -------     -------  -------  -------  -------  -------
Net asset value, end of period...........................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            =======     =======  =======  =======  =======  =======
Total return(b)..........................................      0.43%       1.66%    4.98%    4.77%    4.33%    4.87%
                                                            =======     =======  =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $30,575     $24,121  $49,976  $13,440  $21,777  $41,247
Ratio of operating expenses to average net assets........      0.87%(c)    0.70%    0.76%    0.76%    0.73%    0.72%
Ratio of net investment income to average net assets.....      0.77%(c)    1.67%    4.82%    4.65%    4.23%    4.77%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      0.87%(c)    0.70%    0.76%    0.76%    0.73%    0.72%

--------------------------------------------------------------------------------
(a)The Munder Fund U.S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Amount represents less than $0.001 per share.

                                                         ADDITIONAL INFORMATION
                ----------------------------------------------------------------

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from a Fund. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.




PROK603


TO OBTAIN INFORMATION:

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940-9701

By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.
SEC File Numbers: 811-21294
               811-07346
               811-07897

                                THE MUNDER FUNDS

Munder Balanced Fund
Munder Bond Fund
Munder Cash Investment Fund
Munder Emerging Markets Fund
Munder Future Technology Fund
Munder Healthcare Fund
Munder Index 500 Fund
Munder Intermediate Bond Fund
Munder International Bond Fund
Munder International Equity Fund
Munder International Growth Fund
Munder Large-Cap Value Fund
Munder Michigan Tax-Free Bond Fund
Munder Micro-Cap Equity Fund
Munder MidCap Select Fund
Munder Multi-Season Growth Fund
Munder NetNet(R) Fund
Munder Power Plus Fund(R)
Munder Real Estate Equity Investment Fund
Munder Small Company Growth Fund
Munder Small-Cap Value Fund
Munder Tax-Free Bond Fund
Munder Tax-Free Money Market Fund
Munder Tax-Free Short & Intermediate Bond Fund
   (formerly Munder Tax-Free Short-Intermediate Bond Fund)
Munder U.S. Government Income Fund
Munder U.S. Treasury Money Market Fund

                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated June 16, 2003
  (for all Funds except Munder Future Technology Fund, Munder Healthcare Fund,
   Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus
                                    Fund(R))

                Dated October 31, 2002 as restated June 16, 2003
  (for Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap
       Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R))

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above ("Funds"). The investment advisor for the Funds is Munder Capital Management. This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for each class of each Fund's shares (each a "Prospectus"). The Prospectuses for all of the Funds except Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R) are dated as of October 31, 2002, as supplemented and the Prospectuses for the Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R) are dated June 16, 2003. The financial statements for the Funds including the notes thereto, dated June 30, 2002, are incorporated by reference into this SAI from the annual reports of the Funds. In addition, unaudited financial statements of the Funds, dated December 31, 2002, are available in the semi-annual reports of the Funds. A copy of each Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Funds at
(800) 438-5789.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
FUND HISTORY AND GENERAL INFORMATION..........................................3
FUND INVESTMENTS..............................................................4
RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX 500 FUND.....................23
RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND,
   TAX-FREE BOND FUND AND TAX-FREE SHORT & INTERMEDIATE BOND FUND............25
INVESTMENT LIMITATIONS.......................................................29
TEMPORARY DEFENSIVE POSITION.................................................33
MANAGEMENT OF THE FUNDS......................................................33
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS...........................42
CODES OF ETHICS..............................................................58
PORTFOLIO TRANSACTIONS.......................................................58
ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION.........62
NET ASSET VALUE..............................................................65
PERFORMANCE INFORMATION......................................................67
TAXES........................................................................80
ADDITIONAL INFORMATION CONCERNING SHARES.....................................88
OTHER INFORMATION............................................................90
REGISTRATION STATEMENT......................................................112
ANNUAL FUND OPERATING EXPENSES..............................................113
FINANCIAL STATEMENTS........................................................113
APPENDIX A..................................................................A-1
APPENDIX B..................................................................B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

The following investment companies and their portfolios are described in this
SAI:

Munder Series Trust ("MST")
---------------------------
Munder Balanced Fund ("Balanced Fund")
Munder Bond Fund ("Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Emerging Markets Fund ("Emerging Market Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund") ]
Munder International Bond Fund ("International Bond Fund")
Munder International Equity Fund ("International Equity Fund")
Munder International Growth Fund ("International Growth Fund")
Munder Large-Cap Value Fund ("Large-Cap Value Fund")
Munder Michigan Tax-Free Bond Fund ("Michigan Tax-Free Bond Fund")
Munder MidCap Select Fund ("MidCap Select Fund")
Munder Multi-Season Growth Fund ("Multi-Season Growth Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Equity Investment Fund") Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Small-Cap Value Fund ("Small-Cap Value Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder Tax-Free Short & Intermediate Bond Fund ("Tax-Free Short & Intermediate
   Bond Fund") (formerly Munder Tax-Free Short-Intermediate Bond Fund)
Munder U.S. Government Income Fund ("U.S. Government Income Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc. ("MFI")
------------------------------
Munder Future Technology Fund ("Future Technology Fund")
Munder Micro-Cap Equity Fund ("Micro-Cap Equity Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Power Plus Fund ("Power Plus Fund")

The Munder Framlington Funds Trust ("MFFT")
-------------------------------------------
Munder Healthcare Fund ("Healthcare Fund")

     MST, MFI and MFFT are each open-end management investment companies that make up The Munder Funds family of mutual funds. MST was organized as a Delaware statutory trust on January 31, 2003. MFI was organized as a Maryland corporation on November 18, 1992. MFFT was organized as a Massachusetts business trust on October 30, 1996. Each of the Funds is a diversified mutual fund, except the Future Technology Fund and the International Bond Fund. Prior to June 13, 2003, each of the Funds of MST were series of MFI, MFFT, The Munder Funds Trust ("MFT") or St. Clair Funds, Inc. ("St. Clair"). On June 13, 2003, each of the portfolios of MFI (except Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund), each of the portfolios of MFT and each of the portfolios of MFFT (except Healthcare Fund) were reorganized as separate series of MST. On April 30, 2003 and May 15, 2003, each of the portfolios of St. Clair were also reorganized as separate series of MST. The portfolios of St. Clair, MFI, MFT and MFFT that were reorganized into series of MST are referred to in this SAI together as the "Predecessor Funds."

     Prior to May 1, 2003, the Munder Tax-Free Short & Intermediate Bond Fund was named the Munder Tax-Free Short-Intermediate Bond Fund.

     The following is the listing of all name changes for the Funds: MidCap Select Fund (formerly known as Growth Opportunities Fund); Large-Cap Value Fund (formerly known as the Equity Income Fund, formerly known as Growth & Income Fund, formerly known as Income Stock Fund); Cash Investment Fund (formerly known as Money Market Fund); U.S. Treasury Money Market Fund (formerly known as U.S. Treasury Growth Stock Fund); Small Company Growth Fund (formerly known as Small Company Growth Stock Fund); Index 500 Fund (formerly known as Indexed Stock
Fund); International Equity Fund (formerly known as International Stock Fund); U.S. Government Income Fund (formerly known as Income Bond Fund); Tax-Free Short & Intermediate Bond Fund (formerly known as Tax-Free Short-Intermediate Bond Fund, formerly known as Tax-Free Intermediate Bond Fund); Michigan Tax-Free Bond Fund (formerly known as Michigan Triple Tax-Free Bond Fund); Emerging Markets Fund (formerly known as Framlington Emerging Markets Fund; Healthcare Fund (formerly known as Framlington Healthcare Fund); and International Growth Fund (formerly known as Framlington International Growth Fund). The Tax-Free Short & Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name St. Clair Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund.

     As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management ("Advisor" or "MCM"), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Index 500 Fund and the International Equity Fund. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 97% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited ("Sub-Advisor") serves as sub-advisor for the Emerging Markets, Healthcare, and International Growth Funds ("Sub-Advised Funds"). The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund's investment objective or goal is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund, the Tax-Free Short & Intermediate Bond Fund and the Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing interest exempt from federal income tax. The Michigan Tax-Free Bond Fund has a fundamental policy to invest at least 80% of its assets in municipal obligations bearing interest exempt from federal income tax and Michigan state income tax. All other investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Boards of Directors/Trustees ("Board") without the authorization of the holders of a majority of a Fund's outstanding shares. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders. There can be no assurance that any Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     For purposes of this SAI, the Emerging Markets Fund, Future Technology Fund, Healthcare Fund, Index 500 Fund, International Equity Fund, International Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund and Small Company Growth Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund are referred to as the "Bond Funds"; the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." In addition, any references to investment limitations or permissible investments for the Bond Funds or the Equity Funds will also apply to the Balanced Fund.

     Asset-Backed Securities. The Bond Funds, the International Bond Fund, and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Funds) in (i) obligations of domestic banks and
(ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33-1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended ("1940 Act"), requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

     Commercial Paper. Investments by each of the Funds (other than a Money Market Fund) in commercial paper will consist of issuers rated, at the time, in one of the two highest rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. ("S&P(R)") or Fitch Ratings, Inc. ("Fitch"). Investments by each of the Money Market Funds will consist of issuers rated, at the time, in one of the two highest rating categories by an NRSRO if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. In addition, each of the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or the Sub-Advisor, as the case may be, at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     Depositary Receipts and New York Registered Shares. To the extent a Fund may invest in foreign securities (see below), it may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), New York Registered Shares ("NYRs") and Holding Company Depositary Receipts ("HOLDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs and GDRs are issued by European financial institutions. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. Investments in these types of securities involve similar risks to investments in foreign securities. HOLDRs, which trade on the American Stock Exchange, are fixed baskets of stocks that give an investor an ownership interest in each of the underlying stocks.

     Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund's investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

     Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company's capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. In fact, like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

     Exchange Traded Funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs.

     Foreign Securities. Each Equity Fund (except the Power Plus Fund, the Real Estate Equity Investment Fund, the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the Healthcare Fund), each Bond Fund, the Balanced Fund and the Cash Investment Fund may invest up to 25% of its assets in foreign securities. The Real Estate Equity Investment Fund may not invest in foreign securities. Each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal circumstances, the International Equity Fund, the International Bond Fund and the International Growth Fund will each invest at least 80% of its assets in securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its assets in emerging market countries. There is no limit on the Healthcare Fund's or the Power Plus Fund's investments in foreign securities. The foreign securities in which each of the Future Technology Fund, the NetNet Fund and the Multi-Season Growth Fund will generally invest are depositary receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and government agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 80% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

     Each of the Advisor and the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Each of the Advisor and the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Equity Funds (excluding the Real Estate Equity Investment Fund), the Balanced Fund, the Bond Funds and the International Bond Fund is authorized, but is not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the segregated account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and the Tax-Free Bond Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Guaranteed Investment Contracts. The Bond Funds, the International Bond Fund and the Cash Investment Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     Illiquid Securities. Each of the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and the Tax-Free Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each of the Funds (except The U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with

Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor or the Sub-Advisor, as the case may be, will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's Custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one NRSRO or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

     For hedging or other purposes, each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds ("ETFs") are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares and iShares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend up to 33 1/3% of its total assets (25% in the case of the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and each of the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor or the Sub-Advisor, as the case may be, will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor or the Sub-Advisor has determined are creditworthy under guidelines established by the Board.

     Lower-Rated Debt Securities. Each of the Funds (other than the Money Market Funds and Index 500 Fund) may invest not more than 5% of its total assets in debt securities that are rated below investment grade by S&P, Moody's or Fitch, or in comparable unrated securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Mortgage-Backed Securities. The Bond Funds and Money Market Funds may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

     Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

     Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

     Municipal Obligations. Each of the Tax-Free Bond Funds and the Tax-Free Money Market Fund invests, under normal circumstances, at least 80% of its assets in municipal obligations, the interest on which is exempt from Federal income tax, and, in the case of the Michigan Tax-Free Bond Fund, exempt from Michigan state income tax.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax and/or Michigan state income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Funds cannot predict what legislation, if any, may be proposed in Congress or in the Michigan state legislature in the future as regards the Federal or state income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event, the Board would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Options. Each of the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options' trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For additional information concerning options and the risks associated with options and options on foreign currencies, see Appendix B of this SAI.

     Real Estate Securities. The Real Estate Equity Investment Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor or the Sub-Advisor, as the case may be, will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Funds' Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

     Stand-by Commitments. The Balanced Fund, the Cash Investment Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short & Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short & Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Stripped Securities. The Balanced Fund, the Bond Funds, and the Money Market Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Funds are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.

     The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board.

     In addition, the Balanced Fund, the Bond Funds and the Money Market Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. Each of the Bond Funds and the Money Market Funds may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Money Market Funds may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Money Market Funds will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Money Market Funds will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

     Variable Amount Master Demand Notes. Each of the Funds may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Money Market Funds may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

     Variable and Floating Rate Instruments. Debt instruments in which the Funds invest may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     In determining average weighted portfolio maturity of a Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

     In determining average weighted portfolio maturity of a Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

     Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual circumstances.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P(R), Moody's, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     In addition, the Cash Investment Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of the Cash Investment Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security's rating may be reduced. The Board or the Advisor or the Sub-Advisor, as the case may be, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

            RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX 500 FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of the Index Fund's corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Index 500 Fund does not expect to hold at any particular time all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain the Index 500 Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in its corresponding index. This comparison is made because the Advisor believes that, unless the Index 500 Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Index 500 Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Index 500 Fund differently than the performance of its corresponding index. Conversely, if smaller companies were not purchased by the Index 500 Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Index 500 Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the corresponding index.

     If an issuer drops in ranking, or is eliminated entirely from the corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for the securities than may have been realized, or in losses that may not have been incurred, if the Advisor was not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Index 500 Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund's ability to achieve its investment objective.

     The Index 500 Fund will invest primarily in the common stocks that constitute the corresponding index in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Index 500 Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Index 500 Fund's investment objective.

     The Index 500 Fund may also purchase put and call options on the applicable S&P(R) index that are traded on national securities exchanges. In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P(R) index. These transactions are effected in an effort to have fuller exposure to price movements in the S&P(R) index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P(R) index at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P(R) index. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P(R) index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P(R) index while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by the S&P(R). S&P(R) makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P(R) 500 to trace general stock market performance. S&P(R)'s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P(R) and of the applicable index which is determined, composed and calculated by S&P(R) without regard to the Funds or the Index 500 Fund in particular. S&P(R) has no obligation to take the needs of the Index 500 Fund or the owners of the Index 500 Fund into consideration in determining, composing or calculating the index. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P(R) does not guarantee the accuracy and/or the completeness of the index or any data included therein and S&P(R) shall have no liability for any errors, omissions, or interruptions therein. S&P(R) makes no warranty, express or implied, as to results to be obtained by the Index 500 Fund, owners of the Index 500 Fund, or any other person or entity from the use of the index or any data included therein. S&P(R) makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall S&P(R) have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND,
         TAX-FREE BOND FUND AND TAX-FREE SHORT & INTERMEDIATE BOND FUND

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Funds have not independently verified this information.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State

House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 51% from the payment of State taxes and 49% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

     The State's Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are restricted to a ceiling based upon revenues as a proportion of total personal income for the State. The base year ratio, determined in fiscal year 1978-79, in relation to calendar year 1977 personal income, is 9.49%. Both the constitutional language and implementing statutes provide for other adjustments to the revenue and personal income calculations. If revenues exceed the limit by 1% or more, the amount in excess must be refunded to personal income taxpayers and payers of the State's single business tax. If the limit is exceeded by less than 1%, the excess may be deposited into the State's Budget Stabilization Fund discussed below. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

     In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund ("BSF"), to accumulate balances during years of significant economic growth for utilization in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. In general, the law requires payments into the BSF when real economic growth exceeds 2% and allows withdrawals from the BSF when real economic growth is less than 0%. Funds may also be withdrawn when the State's unemployment rate exceeds 8% or upon appropriation to finance capital outlay or for other projects, or other purposes designated by the Legislature. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF was $579.8 million on September 30, 1997, $1,000.5 million on September 30, 1998, $1,222.5 million on September 30, 1999, $1,264.4 million on September 30, 2000 and $994.2 million on September 30, 2001. (The September 30, 1997 balance was net of a reserve for future education funding of $572.6 million.) Currently enacted legislation authorizes withdrawals of up to $752.0 million during fiscal year 2001-02 and up to $239.0 million during fiscal year 2002-03. If needed, an additional fiscal year 2001-02 withdrawal is authorized in an amount sufficient to balance the fiscal year 2001-02 General Fund budget.

     In 1999, legislation was passed completely phasing out the single business tax ("SBT"). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and is to be reduced annually by 0.1% each January 1 until the tax is completely eliminated. The 1999 legislation also replaced the SBT's capital acquisition deduction with an investment tax credit. The annual reduction does not occur if the BSF balance for the prior fiscal year is $250 million or less. SBT rate reductions will cease until the BSF fiscal year ending balance returns to a level above $250 million. The BSF balance fell below the $250 million threshold at the end of the State's 2002 fiscal year. As a result, the SBT was reduced on January 1, 2003 and will remain at its current rate of 1.9 percent until the BSF balance goes back above $250 million. However, pursuant to legislation enacted in the summer of 2002, the SBT is repealed for tax years beginning after December 31, 2009.

     Property tax and school finance reform measures enacted in 1993 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50% of true cash value. Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax and cut the State's income tax rate from 4.6% to 4.4%. These measures shift significant portions of the cost of local school operations from local school districts to the State and raise additional State revenues to fund these additional State expenses. These new State revenues are included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future. Pursuant to legislation effective August 1, 2002, Michigan's cigarette tax was raised again from $0.75 per pack to $1.25 per pack. Michigan's cigarette tax is currently distributed 33.0 percent to the General Fund and 54.2 percent to the School Aid Fund, with the remainder divided between various health programs and local units of government. For fiscal years 2005 through 2007, a portion of the General Fund proceeds from the cigarette tax will be deposited into the State's Budget Stabilization Fund.

     The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State's favor, would result in contingency gains to the State's General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

     On November 24, 1999, the Michigan Court of Claims in Jefferson Smurfit Corporation v State of Michigan, File No. 98-17140-CM, ruled that the site-based capital acquisition deduction in Michigan's single business tax act is unconstitutional. On November 13, 2001, the Michigan Court of Appeals in Jefferson Smurfit Corporation v Michigan Department of Treasury, Docket No. 224267, upheld the site-based capital acquisition deduction in Michigan's Single Business Tax Act. According to the Michigan Department of Treasury, the potential financial impact of this decision is uncertain. The taxpayer filed an application for leave to appeal to the Michigan Supreme Court on February 1, 2002.

     On August 22, 1994, the Ingham Circuit and Probate Courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County entitled 30th Judicial Circuit, et al v Governor, et al, for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under MCL 600.9947; MSA 27A.9947, the court funding statute. The 30th

Judicial Circuit, et al v. Governor, et al case has been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10th Judicial Circuit, et al v State of Michigan, et al (Saginaw Circuit Court No. 94-2936-AA-1/Court of Claims No. 94-15534-CM). Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

     On November 15, 2000, more than 365 Michigan school districts and individuals filed two suits in the Michigan Court of Appeals. In amended complaints, the school district plaintiffs increased their number to 457 in the first suit, Durant, et al v. State, et al ("Durant III"), and to 463 in the second suit, Adair, et al v. State, et al ("Adair"). On May 10, 2002, the Court of Appeals issued a decision on Durant III, holding that 2000 PA 297 does not violate the Michigan Constitution. On May 31, 2002, the Durant III plaintiffs filed a motion for rehearing in the Court of Appeals, which the Court of Appeals denied on July 17, 2002. On August 14, 2002, the Durant III plaintiffs filed a delayed application for leave to appeal and a motion for immediate consideration of the delayed application for leave with the Michigan Supreme Court.

     Durant III has asserted that the school aid appropriation act, 2000 PA 297, violates Michigan Constitution, Article 9 (S)(S) 25-34 (the "Headlee Amendment"), because it allegedly transfers per pupil revenue guaranteed to school districts under Const 1963 Article 9, (S) 11 for unrestricted school operating purposes, in order to satisfy the State's independent funding obligation to those school districts under Article 9, (S) 29. Among their claims for relief, the plaintiffs in Durant III have sought a monetary remedy, including approximately $1.7 billion for the 1999-00 through 2002-03 school years for the State's alleged underfunding of special education programs and services and a declaratory judgment that the State, through 2000 PA 297, is violating Article 9, (S) 11 and Article 9, (S) 29. They also seek attorneys' fees and costs of litigation.

     Adair asserts that the State has, by operation of law, increased the level of various specified activities and services beyond that which was required by State law as of December 23, 1978 and, subsequent to December 23, 1978, added various specified new activities or services by State law, including mandatory increases in student instruction time, without providing funding for these new activities and services, all in violation of the Headlee Amendment. The Adair plaintiffs have requested declaratory relief, attorney's fees and litigation costs, but do not seek a money judgment.

     On April 23, 2002, the Court of Appeals dismissed the plaintiffs' complaint in Adair in its entirety and with prejudice. The Court held that all of the Adair plaintiffs were barred from prosecuting all but one of their claims by either the doctrine of res judicata or the principle of release. With regard to the record-keeping claim, the Court held that this is not a new activity or an increase in the level of a state-mandated activity within the meaning of the Headlee Amendment. The Adair plaintiffs filed an application for leave to appeal in the Michigan Supreme Court on May 14, 2002.

     The ultimate disposition of the legal proceedings described above is not presently determinable.

     The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industries accounted for 33% of the State's work force. By 1998, this figure had fallen to the current figure of 14.4%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 70% of the civilian labor force is currently engaged in service related employment.

     As of the date of this SAI, the State's general obligation bonds have been rated "AAA" by S&P, "Aaa" by Moody's, and "AA+" by Fitch, but have been put on negative watch. In September, 2000, the State received an upgrade from S&P from its prior rating of "AA+". In October, 2000, the State received an upgrade from Moody's from its prior rating of "Aa1". The State received an upgrade from Fitch from its prior rating of "AA" in April 1998. Such ratings are in each case based upon certain information and materials concerning the bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

     Except with respect to the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund, as a matter of fundamental policy, each Fund:

     1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein;
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Shall be a "diversified company" as that term is defined in the 1940 Act (except for the International Bond Fund), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The International Bond Fund shall be a "non-diversified company" as that term is defined in the 1940 Act.; and

     8. May not "concentrate" its investments in a particular industry (except those Funds listed below), except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and, with respect to the Money Market Funds, clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          The Real Estate Equity Investment Fund may concentrate in securities of issuers in the real estate industry.

     None of the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund or Power Plus Fund may:

     1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses;
          (iii) except that the Future Technology Fund will invest more than 25% of its total assets in the technology industry; and (iv) except that the Power Plus Fund will invest more than 25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

     2. (For each Fund except the Future Technology Fund) with respect to 75% of a Fund's assets, invest more than 5% of a Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Future Technology Fund and NetNet Fund of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

     Additional investment restrictions adopted by each Fund of MFI, which may be changed by the Board, provide that each Fund may not:

     1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions;

     2. (For each Fund except Future Technology Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the Future Technology Fund may not with respect to 50% of each Fund's assets, invest more than 5% of each Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     The Healthcare Fund may not:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry except that the Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries;

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by a Fund's Prospectus; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by the Healthcare Fund, which may be changed by the Board, provide that the Fund may not:

     1.   Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceed 15% (10% for the Money Market Funds) because of changes in the value of a Fund's investments, a Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUNDS

     Each of MST, MFI and MFFT is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds' activities.

     Directors/Trustees and Officers. Information about the Directors/Trustees and officers of MST, MFI and MFFT, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of MST, MFI or MFFT (as that term is defined in Section 2(a)(19) of the 1940 Act).

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                                                                                                       Number of          Other
                                                  Term of                                            Portfolios in    Directorships
Name,                         Position(s)     Office/(1)/ and        Principal Occupation(s)         Fund Complex        Held by
Address                        with MST,      Length of Time                  During                  Overseen by       Director/
and Age                       MFI and MFFT     Served /(2)/                Past 5 Years            Director/Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested
Directors/Trustees

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Charles W. Elliott            Director/      Indefinite          Consultant, self-employed                32          None
c/o The Munder Funds          Trustee and    MST- since 2/94     (since 7/95); Senior Advisor to
480 Pierce Street             Chairman       MFI- since 2/95     President, Western Michigan
Suite 300                                    MFFT- since 11/96   University (7/95 to 12/98);
Birmingham, MI 48009                                             Trustee, @Vantage (since 8/00).
Age 71.

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John Rakolta, Jr.             Director/      Indefinite          Chairman and Chief Executive             32          None
c/o The Munder Funds          Trustee and    MST - since 4/95    Officer, Walbridge Aldinger
480 Pierce Street             Vice           MFI- since 2/93     Company (construction company)
Suite 300                     Chairman       MFFT- since 11/96   (since 1991); Trustee, @Vantage
Birmingham, MI 48009                                             (since 8/00).
Age 55.

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David J. Brophy               Director/      Indefinite          Professor of Finance,                    32          PCS Research
c/o The Munder Funds          Trustee        MST - since 4/95    University of Michigan-Business                      Technology
480 Pierce Street                            MFI- since 5/93     School (since 8/66); Trustee,                        Inc.
Suite 300                                    MFFT- since 11/96   @Vantage (since 8/00).                               (financial
Birmingham, MI 48009                                                                                                  technology
Age 66.                                                                                                               company)
                                                                                                                      (since 2/02).

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Joseph E. Champagne           Director/      Indefinite          Vice President, Macomb College           32          None
c/o The Munder Funds          Trustee        MST - since 2/94    (since 2001); Dean, Macomb
480 Pierce Street                            MFI- since 2/95     College (since 9/97); Trustee,
Suite 300                                    MFFT- since 11/96   @Vantage (since 8/00).
Birmingham, MI 48009
Age 64.

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Thomas D. Eckert              Director/      Indefinite          Director, President and Chief            32          None
c/o The Munder Funds          Trustee        MST - since 4/95    Executive Officer, Capital
480 Pierce Street                            MFI- since 2/93     Automotive REIT (real estate
Suite 300                                    MFFT- since 11/96   investment trust specializing
Birmingham, MI 48009                                             in retail automotive
Age 55.                                                          properties) (since 10/97);
                                                                 Trustee, @Vantage (since 8/00).

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                                                                                                       Number of         Other
                                                 Term of                                             Portfolios in    Directorships
Name,                         Position(s)     Office/(1)/ and        Principal Occupation(s)         Fund Complex        Held by
Address                        with MST,     Length of Time                   During                  Overseen by       Director/
and Age                       MFI and MFFT     Served /(2)/                Past 5 Years            Director/Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter              Director/      Indefinite          President and Chief Executive            32          None
3990 John R.                  Trustee        Trust - since       Officer of the Detroit Medical
Detroit, MI 48201                            2/01                Center (since 3/99); Professor
Age 46.                                      MFI- since 2/01     with Tenure and Chairman of
                                             MFFT- since         2/01 Radiation Oncology of
                                                                 Wayne State University School
                                                                 of Medicine (3/91 to 3/99);
                                                                 Trustee, @Vantage since 8/00).

------------------------------------------------------------------------------------------------------------------------------------
John Engler                   Director/      Indefinite          President of State and Local             32          Universal
c/o The Munder Funds          Trustee        MST - since 2/03    Government/Vice President of                         Forest
480 Pierce Street                            MFI - since 4/03    Government Solutions for North                       Products, Inc.
Suite 300                                    MFFT - since 4/03   America, Electronic Data                             (manufacturer
Birmingham, MI 48009                                             Systems Corp. (computer                              and
Age 54.                                                          services) (since 1/03);                              distributor of
                                                                 Governor of the State of                             lumber
                                                                 Michigan (1/91 to 1/03).                             products)
                                                                                                                      (since 1/03);
                                                                                                                      Northwest
                                                                                                                      Airlines
                                                                                                                      (since 1/03).

------------------------------------------------------------------------------------------------------------------------------------

Interested Director/Trustee

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan/(3)/       Director/      Indefinite          President of Monahan                     32          CMS Energy
3707 West Maple Rd.           Trustee        MST - since 8/00    Enterprises, LLC (consulting                         Corporation
Suite 102                                    MFI - since 8/00    company) (since 6/99); Chairman                      (energy
Bloomfield Hills, MI 48301                   MFFT - since 8/00   of Munder Capital Management                         company)
Age 64.                                                          (investment advisor) (10/99 to                       (since
                                                                 12/00); Chairman and Chief                           12/02);
                                                                 Executive Officer of Munder                          Director,
                                                                 Capital Management (10/99 to                         Guilford
                                                                 12/99); President of Comerica                        Mills, Inc.
                                                                 Incorporated (bank holding                           (supplier of
                                                                 company) (6/92 to 6/99);                             automotive
                                                                 Trustee, @Vantage (since 8/00).                      textile
                                                                                                                      products)
                                                                                                                      (since 10/02).

------------------------------------------------------------------------------------------------------------------------------------

----------
     /(1)/ The Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of MST, MFI and MFFT, any Director/Trustee shall retire as trustee at the end of the calendar year in which the director/trustee attains the age of 75 years.
     /(2)/ The date on which each Trustee began service as a Board member of MST includes the periods, if any, during which such Trustee served as a Director/Trustee of the Predecessor Funds.
     /(3)/ Mr. Monahan is an "interested" director/trustee as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

-------------------------------------------------------------------------------------------------------------------------
       Name,               Position(s)    Term of Office/(1)/ and
      Address             with MST, MFI        Length of Time
      and Age                and MFFT            Served/(2)/             Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Officers

-------------------------------------------------------------------------------------------------------------------------
James C. Robinson        President        through 2/04;             Chairman and Chief Executive Officer of Munder
480 Pierce Street                         MST, MFI and MFFT -       Capital Management (investment advisor) (since
Suite 300                                 since 5/00                1/00); Chief Investment Officer/Fixed Income of
Birmingham, MI 48009                                                Munder Capital Management (1/90 to 1/00); President
Age 42.                                                             of @Vantage (8/00).

-------------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg   Vice President   through 2/04;             General Counsel of Munder Capital Management
480 Pierce Street        and Secretary    MST, MFI and MFFT -       (investment advisor) (since 7/00); Deputy General
Suite 300                                 since 8/00                Counsel of Strong Capital Management, Inc.
Birmingham, MI 48009                                                (investment advisor) (12/92 to 7/00); Vice
Age 44.                                                             President and Secretary of @Vantage (since 8/00).

-------------------------------------------------------------------------------------------------------------------------
Elyse G. Essick          Vice President   through 2/04;             Chief Marketing Officer of Munder Capital
480 Pierce Street                         MST - since 4/95          Management (investment advisor) (since 9/88);
Suite 300                                 MFI - (since 4/95);       Vice President of @Vantage (since 8/00).
Birmingham, MI 48009                      MFFT - since 11/96
Age 45.

-------------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund         Vice President   through 2/04;             Chief Administration Officer of Munder Capital
480 Pierce Street                         MST, MFI and MFFT -       Management (investment advisor) (since 5/00);
Suite 300                                 since 2/01                Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                                private equity group) (10/99 to 5/00); Sr.
Age 37.                                                             Portfolio Manager of Munder Capital Management
                                                                    (1/98 to 10/99); Vice President of @Vantage (since
                                                                    2/01).

-------------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski         Treasurer        through 2/04;             Controller of Munder Capital Management (investment
480 Pierce Street                         MST, MFI and MFFT -       advisor) (since 6/01); Corporate Accounting
Suite 300                                 since 8/01                Manager, DaimlerChrysler Corporation (automotive
Birmingham, MI 48009                                                manufacturer) (9/99 to 6/01); Manager, Audit and
Age 34.                                                             Business Advisory Practice, Arthur Andersen LLP
                                                                    (9/90 to 9/99); Treasurer of @Vantage (since 8/01).

-------------------------------------------------------------------------------------------------------------------------
David Rumph              Assistant        through 2/04;             Analyst of Munder Capital Management (investment
480 Pierce Street        Treasurer        MST, MFI and MFFT -       advisor) (since 4/01); Analyst, Controller's Group,
Suite 300                                 since 8/01                Delphi Automotive Corp. (automotive supplier) (6/99
Birmingham, MI 48009                                                to 4/01); Manager, Mutual Fund Operations, Banc One
Age 31.                                                             (4/97 to 6/99); Assistant Treasurer of @Vantage
                                                                    (since 8/01).

-------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith        Assistant        through 2/04;             Director of Mutual Fund Operations of Munder Capital
480 Pierce Street        Treasurer        MST, MFI and MFFT -       Management (investment advisor) (since 3/01); Manager
Suite 300                                 since 5/00                of Mutual Fund Operations of Munder Capital
Birmingham, MI 48009                                                Management (since 3/00); Administrator of Mutual Fund
Age 31.                                                             Operations of Munder Capital Management (8/99 to
                                                                    2/00); Assistant Vice President, Madison Mosaic, LLC
                                                                    (advisor to the Mosaic Funds) (9/98 to 7/99);
                                                                    Assistant Director of Shareholder Service, Madison
                                                                    Mosaic, LLC (advisor to the Mosaic Funds) (4/97 to
                                                                    8/98); Assistant Treasurer of @Vantage (since 8/01).

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
       Name,               Position(s)    Term of Office/(1)/ and
      Address             with MST, MFI        Length of Time
      and Age                and MFFT            Served/(2)/             Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Melanie Mayo West        Assistant        through 2/04;             Associate General Counsel of Munder Capital
480 Pierce Street        Secretary        MST, MFI and MFFT -       Management (investment advisor) (since 11/01);
Suite 300                                 since 2/02                Associate, Dykema Gossett PLLC (law firm) (8/98 to
Birmingham, MI 48009                                                11/01); Associate, Hertz, Schram & Saretsky, P.C.
Age 35.                                                             (law firm) (3/98 to 8/98); Assistant Secretary of
                                                                    @Vantage (since 8/01).

-------------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker        Assistant        through 2/04;             Associate General Counsel of Munder Capital
480 Pierce Street        Secretary        MST, MFI and MFFT -       Management (investment advisor) (since 3/98);
Suite 300                                 since 8/99                Assistant Secretary of @Vantage (since 8/01).
Birmingham, MI 48009
Age 48.
-------------------------------------------------------------------------------------------------------------------------

----------
     /(1)/ The officers are elected annually by the Board.
     /(2)/ The date on which each officer began service as an officer of MST includes the periods during which such officer served as an officer of the Predecessor Funds.

     Standing Committees of the Board. The Funds have a standing Audit Committee presently consisting of Mr. Eckert, Dr. Brophy, Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not "interested" persons (as defined in the 1940 Act) of the Funds. The principal functions of the Funds' Audit Committee are to recommend to the Board the appointment of the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board has adopted a written charter for the Audit Committee. During the last fiscal year of the Funds, the Audit Committee met two times.

     The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert and Mr. Rakolta. The function of the Nominating Committee is to recommend candidates for election to the Board as independent directors/trustees. The Committee will not consider nominees recommended by stockholders. There were no nominees to be considered so the Nominating Committee did not meet during the most recently completed fiscal year of the Funds.

     The Funds have a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds' management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds' compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Funds.

     Management Ownership of the Funds. The following table sets forth, for each Director/Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund complex overseen by each Director/Trustee as of December 31, 2002.

                                                                   Aggregate Dollar Range of Equity
                                                                Securities in All Registered Investment
                                    Dollar Range of Equity    Companies Overseen by Trustee in Family of
Non-Interested Directors/Trustees   Securities in the Funds              Investment Companies
---------------------------------   -----------------------   ------------------------------------------
Charles W. Elliott                                                           Over $100,000
    Cash Investment Fund                 Over $100,000
    Future Technology Fund              $10,001-$50,000
    NetNet Fund                         $10,001-$50,000
    All other Funds                          None
John Rakolta, Jr.                                                            Over $100,000
    Future Technology Fund              $10,001-$50,000
    Index 500 Fund                       Over $100,000
    NetNet Fund                          Over $100,000
    All other Funds                    $50,001-$100,000
David J. Brophy                                                             $10,001-$50,000
    NetNet Fund                         $10,001-$50,000
    All other Funds                          None
Joseph E. Champagne                                                         $10,001-$50,000
    Balanced Fund                         $1-$10,000
    Future Technology Fund                $1-$10,000
    Micro-Cap Equity Fund                 $1-$10,000
    NetNet Fund                           $1-$10,000
    U.S. Government Income Fund         $10,001-$50,000
    All other Funds                          None
Thomas D. Eckert                                                            $50,001-$100,000
    Healthcare Fund                     $10,001-$50,000
    Real Estate Equity                  $10,001-$50,000
    Investment Fund
    Small-Cap Value Fund                $10,001-$50,000
    All other Funds                          None
Arthur T. Porter                             None                                None
John Engler                                  None                                None

Interested Director/Trustee
---------------------------
Michael T. Monahan                                                           Over $100,000
    Cash Investment Fund                  $1-$10,000
    Multi-Season Growth Fund            $10,001-$50,000
    Small Company Growth Fund           $10,001-$50,000
    Small-Cap Value Fund               $50,001-$100,000
    Tax-Free Money Market Fund           Over $100,000
    All other Funds                     $10,001-$50,000

     As of the date of this SAI, no officer, director or employee of the Advisor, Sub-Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from MST, MFI or MFFT. As of April 1, 2003 the Directors/Trustees and officers of the Funds, as a group, owned less than 1% of outstanding shares of each class of each Fund, except that they collectively owned 2.61% of the Class Y shares of the Emerging Markets Fund; 3.00% of the Class Y shares of the Future Technology Fund; 2.98% of the Class Y shares of the Micro-Cap Equity Fund; 11.80% of the Class Y shares of the NetNet Fund; and 3.65% of the Class Y shares of the Healthcare Fund.

     The initial sales charge on Class A shares of the Funds is waived for full-time employees and retired employees of the Advisor or its affiliates, employees of the Custodian, Distributor, Sub-Administrators and Transfer Agent and their immediate family members, and individuals with an investment account or relationship with the Advisor.

     Compensation. Directors/Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST, MFI and MFFT for service on the Board of $68,000 (($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors and Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Boards of Directors/Trustees of the MFI, MFT, MFFT, St. Clair and @Vantage adopted a deferred compensation plan ("Plan") on August 14, 2001 and the Board of MST adopted the same Plan on February 11, 2003. As amended and restated June 13, 2003, the combined Plan permits each Director/Trustee who receives compensation from the Funds of MST, MFI, MFFT and @Vantage to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's initial adoption by MFI, MFT, MFFT, St. Clair and @Vantage, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MFI, MFFT and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MFI, MFFT and @Vantage, payable out of the general assets and property of such Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Director/Trustee (up to 10 years). If a Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

     The following table summarizes the compensation paid to the Directors/Trustees of MST, MFI and MFFT (including in their role as Directors/Trustees of the Predecessor Funds) and @Vantage, including committee fees for the twelve-month period ended June 30, 2002.

                               Compensation Table

----------------------------------------------------------------------------------------------------------------
                                                                         Pension or
                                                                         Retirement                    Total
                                                                          Benefits    Estimated     Compensation
                                                                         Accrued as     Annual       from Fund
                            Aggregate       Aggregate      Aggregate       Part of     Benefits     Complex Paid
                           Compensation   Compensation    Compensation      Fund         upon      to Directors/
Name of Director/Trustee   from MST (1)   from MFI (1)   from MFFT (1)    Expenses    Retirement    Trustees(1)
----------------------------------------------------------------------------------------------------------------
Charles W. Elliott           $67,963         $10,389        $3,648          None         None         $85,000
----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.            $58,363         $ 8,983        $3,154          None         None         $73,500
----------------------------------------------------------------------------------------------------------------
David J. Brophy              $56,484         $ 8,708        $3,058          None         None         $71,250
----------------------------------------------------------------------------------------------------------------
Joseph E. Champagne          $57,528         $ 8,861        $3,111          None         None         $72,500
----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert             $58,363         $ 8,983        $3,154          None         None         $73,500
----------------------------------------------------------------------------------------------------------------
John Engler (2)                 None            None          None          None         None            None
----------------------------------------------------------------------------------------------------------------
Michael T. Monahan           $54,606         $ 8,433        $2,961          None         None         $69,000
----------------------------------------------------------------------------------------------------------------
Arthur T. Porter             $54,606         $ 8,433        $2,961          None         None         $69,000
----------------------------------------------------------------------------------------------------------------
Thomas Bender (3)            $ 5,363         $ 2,322        $  815          None         None         $19,000
----------------------------------------------------------------------------------------------------------------

----------
(1) As of June 16, 2003, there are four investment companies (MST, MFI, MFFT and @Vantage) and 32 funds in the Fund Complex. Amounts paid to the Director/Trustee when such Director/Trustee was a Director/Trustee of the Predecessor Funds are included in the amounts provided for MST, and are excluded from the amounts provided for MFI and MFFT. The actual amounts paid to the Directors/Trustees by MFI, MFT and MFFT for this period were:

     ---------------------------------------------------------------------------------------------------
                                Aggregate Compensation   Aggregate Compensation   Aggregate Compensation
     Name of Director/Trustee          from MFI                 from MFT                from MFFT
     ---------------------------------------------------------------------------------------------------
     Charles W. Elliott                $29,817                  $39,155                   $4,732
     ---------------------------------------------------------------------------------------------------
     John Rakolta, Jr.                 $25,742                  $33,670                   $4,082
     ---------------------------------------------------------------------------------------------------
     David J. Brophy                   $24,941                  $32,591                   $3,953
     ---------------------------------------------------------------------------------------------------
     Joseph E. Champagne               $25,359                  $33,192                   $4,022
     ---------------------------------------------------------------------------------------------------
     Thomas D. Eckert                  $25,742                  $33,670                   $4,082
     ---------------------------------------------------------------------------------------------------
     Michael T. Monahan                $23,972                  $31,620                   $3,818
     ---------------------------------------------------------------------------------------------------
     Arthur T. Porter                  $24,073                  $31,519                   $3,818
     ---------------------------------------------------------------------------------------------------
     Thomas Bender                     $ 7,310                  $ 8,682                   $1,125
     ---------------------------------------------------------------------------------------------------

     Amounts provided for the Fund Complex for the period include those paid to the Director/Trustee by the Predecessor Funds, MFI, MFFT and @Vantage.
     For the fiscal year ended June 30, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation from the Fund Complex deferred by the Directors/Trustees was $77,704 for Mr. Elliott, $67,494 for Mr. Eckert and $63,410 for Dr. Porter.

(2) Gov. Engler did not begin serving as a Director/Trustee until February 5, 2003 for MST and April 28, 2003 for MFI and MFFT.

(3)  Mr. Bender resigned as a Director/Trustee in October 2001.

     Material Relationships of the Non-Interested Directors/Trustees. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

     As of December 31, 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years of 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

     Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2001 and 2002, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2001 and 2002, Walbridge had a stand-by line of credit with Comerica Bank. In both cases, these lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

     During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

     None of the Funds' Directors/Trustees or officers has any arrangement with any other person pursuant to which the Director/Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

     Trustee Liability - Munder Series Trust. The Declaration of Trust of MST provides that all persons having any claim against the Trustees of MST or MST shall look solely to the MST trust property for payment; that no Trustee of MST shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MST; and that no Trustee of MST shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust of MST provides that a Trustee of MST is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee of MST, and that the Trustees of MST will indemnify officers, representatives and employees of MST to the same extent that Trustees of MST are entitled to indemnification.

     Shareholder and Trustee Liability - Munder Framlington Funds Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, MFFT's Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability in connection with the assets of MFFT for the acts or obligations of MFFT, and that every note, bond, contract, order or other undertaking made by the MFFT shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of MFFT, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust of MFFT, as amended, also provides that MFFT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of MFFT, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which MFFT itself would be unable to meet its obligations.

     The Declaration of Trust of MFFT, as amended, further provides that all persons having any claim against the Trustees of MFFT or MFFT shall look solely to the trust property for payment; that no Trustee of MFFT shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MFFT; and that no Trustee of MFFT shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust of MFFT, as amended, provides that a Trustee of MFFT is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee of MFFT, and that the Trustees of MFFT will indemnify officers, representatives and employees of MFFT the same extent that Trustees of MFFT are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor and Sub-Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. The Advisor replaced World Asset Management LLC ("World") as investment advisor to the Index 500 Fund and the International Equity Fund on October 15, 2001, following the merger of World, formerly a wholly-owned subsidiary of the Advisor, into the Advisor. World Asset Management, a division of the Advisor, continues to be responsible for managing these Funds. Comerica Bank is a substantial record holder of the outstanding shares of many of the Funds, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

     The Sub-Advisor, Framlington Overseas Investment Management Limited, is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC Holdings plc, a banking and financial services organization based in the United Kingdom.

     The Predecessor Funds and the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund (together with the Predecessor Funds, the "Pre-Reorganization Funds") entered into Investment Advisory Agreements ("Pre-Reorganization Advisory Agreements") with the Advisor that were approved by the Boards of Directors/Trustees of the Pre-Reorganization Funds and by their shareholders. In addition, each of the Funds other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund entered into Investment Advisory Agreements ("MST Advisory Agreements") with the Advisor that were approved by the Board of Trustees of MST and by the shareholders of each such Fund. The Healthcare Fund and the Predecessor Funds to the Emerging Markets Fund and International Growth Fund also entered into an Investment Sub-Advisory Agreement ("Pre-Reorganization Sub-Advisory Agreement") with the Advisor and Sub-Advisor that was approved by the Board of Trustees of MFFT and by the shareholders of each such Fund. The Emerging Market Fund and International Growth Fund entered into an Investment Sub-Advisory Agreement ("MST Sub-Advisory Agreement") that was approved by the Board of Trustees of MST and by the shareholders of both Funds.

     As of the date of this SAI, the Board last approved the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement on May 20, 2003. At that time, the Board also approved the combination of the Pre-Reorganization Advisory Agreements with the MST Advisory Agreements ("Combined Advisory Agreements") and the combination of the Pre-Reorganization Sub-Advisory Agreement with the MST Sub-Advisory Agreement ("Combined Sub-Advisory Agreement"). Each of the Combined Advisory Agreements and Combined Sub-Advisory Agreement became effective on June 13, 2003.

     In determining whether to approve the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement the Board requested, and received from the Advisor and Sub-Advisor, information that the Board believed to be reasonably necessary to reach their conclusion. The Board carefully evaluated this information and were advised by legal counsel to the Funds and by legal counsel to the Non-Interested Directors/Trustees with respect to their deliberations. In considering the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, the Board reviewed numerous factors. The Board first reviewed each series' investment performance during the previous year and for all relevant prior periods. Although investment performance was a factor in determining that the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement should be continued, the following factors were also considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor and Sub-Advisor, as applicable: (a) services provided under the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement; (b) requirements of the Funds and the Predecessor Funds for the services provided by the Advisor and Sub-Advisor;
(c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of each of the Funds and each Predecessor Fund;
(f) the Advisor's and Sub-Advisor's commitments to operating the Funds at competitive expense levels; (g) profitability of the Advisor and Sub-Advisor with respect to its relationship with the Funds and the Predecessor Funds; (h) the capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) the historical relationship between each of the Funds and the Predecessor Funds and the Advisor and the Sub-Advisor.

     Current management fees were also reviewed in the context of the Advisor's and Sub-Advisor's profitability. In addition, the Board reviewed an analysis prepared by an independent third party comparing each of the Funds' and Predecessor Funds' expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Board considered the following factors in evaluating the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor and Sub-Advisor under the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, as applicable, in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's and Sub-Advisor's relationship with each of the Funds and the Predecessor Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor and Sub-Advisor, in light of the high quality services provided by the Advisor and Sub-Advisor in their management of each of the Funds and the Predecessor Funds and each of the Funds' and Predecessor Funds' historic performance, including the success of the Funds and Predecessor Funds in achieving stated investment objectives; (c) the Advisor's and Sub-Advisor's entrepreneurial commitment to the management of the Funds and Predecessor Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's and Sub-Advisor's resources to the successful operation of the Funds; (d) the Advisor's and Sub-Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor and Sub-Advisor.

     Based on their review of the information requested and provided, and following extended discussions concerning the same, the Board determined that continuing the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement for an additional annual period on the basis of the foregoing review and discussions. In particular, the Board noted the following factors, among others, in making its determination:

     . The terms of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, including the services to be provided to the Funds and the advisory fees payable by the Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement did not increase investment advisory fees payable by any Fund or overall operating expenses of any Fund over historical fee and expense levels. The Board also noted that the Advisor's profitability of operations with respect to the Funds during the past year was lower than that of other advisors, based upon the Board's review of publicly available information.

     . The Advisor and the Sub-Advisor have historically provided high-quality services in their management of the Funds and the Predecessor Funds and is committed to the successful operation of the Funds. Based upon the information provided to the Board, the Board expected that the Advisor and the Sub-Advisor would continue to provide high-quality services to the Funds. The Board reviewed the performance of each Fund and each Predecessor Fund relative to its benchmark securities and market indices and comparable funds and, given the difficult economic and market environment, concluded that the performance of the Advisor and the Sub-Advisor was acceptable under the circumstances. While the historical relative performance of the Funds and the Predecessor Funds has varied over time, the Board concluded that the Advisor and the Sub-Advisor were taking positive steps to improve the performance of the Funds relative to their respective benchmarks. The Advisor and the Sub-Advisor described for the Board the continuing implementation of an investment management methodology focused on managing the risk and reducing the negative variance of each Fund's performance relative to its benchmark, which the Advisor and the Sub-Advisor advised the Board should produce more predictable long-term performance for each Fund relative to its benchmark. In addition, the Board noted that the Advisor has committed significant additional resources to the operation of the Funds and the Predecessor Funds in recent years. While maintaining continuity of the management of the Funds, the Advisor has also been increasing its capabilities by adding additional investment management staff and upgrading systems.

     Subsequent to May 2002, the Board continued to receive regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor and Sub-Advisor.

     On February 11, 2003, the Board considered and approved the MST Investment Advisory Agreements approved the MST Investment Sub-Advisory Agreement. MST Advisory Agreements and MST Sub-Advisory Agreement are substantially similar to the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement, respectively, in all material respects, including the term, except as discussed further below. MST Advisory Agreements and MST Sub-Advisory Agreement will each expire on May 20, 2004, unless the continuation of MST Advisory Agreements and MST Sub-Advisory Agreement for a one-year period is approved by the Board on or before May 20, 2004. When considering the approval of MST Advisory Agreements and MST Sub-Advisory Agreement, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement in May 2002, and had been receiving regular updates on the performance of each of the Funds and Predecessor Funds and other matters relevant to the performance of the Advisor after that date; and (b) MST Advisory Agreements and MST Sub-Advisory Agreement are substantially similar to those of the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement, respectively, in all material respects, including the term (which will expire on May 20, 2004, subject to review and approval by the Board of the continuation of MST Advisory Agreements and MST Sub-Advisory Agreement for a one-year period.

     Shareholders of the Funds (except the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund, Power Plus Fund and Healthcare Fund) also approved the MST Advisory Agreements and MST Sub-Advisory Agreement following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of MST at shareholder meetings held on April 28, 2003, April 30, 2003, May 15, 2003, May 28, 2003 and June 12, 2003.

     Under the terms of the Pre-Reorganization Advisory Agreements and the MST Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

     Under the terms of the Pre-Reorganization Sub-Advisory Agreement and the MST Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Sub-Advised Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Sub-Advised Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Sub-Advised Funds. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

     If not sooner terminated, the Combined Advisory Agreements and Combined Sub-Advisory Agreement will continue in effect until May 20, 2004, and for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Combined Advisory Agreements or Combined Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Combined Advisory Agreement or Combined Sub-Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Fund. The Sub-Advisor may terminate its sub-advisory relationship with respect to a Sub-Advised Fund without penalty upon 90 days' written notice to the Fund. Each Combined Advisory Agreement and Combined Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     Under the Pre-Reorganization Advisory Agreements, the Funds paid the Advisor annual fees for the services performed based on a percentage of each Fund's average daily net assets, computed daily and paid monthly. For the advisory services provided and expenses assumed by it under the MST Advisory Agreements and Combined Advisory Agreements, the Advisor has agreed to an annual fee from each Fund other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund computed daily and paid daily. The rates of compensation for each Fund are set forth below:

1.25% of net assets

     .    Emerging Markets Fund

1.00% of the first $250 million of average daily net assets and 0.75% of average daily net assets in excess of $250 million

     .    Healthcare Fund

1.00% of the first $250 million of net assets and 0.75% of net assets in excess of $250 million o International Growth Fund

1.00% of average daily net assets

     .    Micro-Cap Equity Fund

1.00% of the first $4 billion of average daily net assets; 0.95% of average daily net assets from $4 billion to $5 billion; and 0.90% of average daily net assets in excess of $5 billion

     .    Future Technology Fund
     .    NetNet Fund

0.75% of net assets

     .    International Equity Fund
     .    Large-Cap Value Fund
     .    MidCap Select Fund
     .    Multi-Season Growth Fund
     .    Small-Cap Value Fund
     .    Small Company Growth Fund

0.75% of average daily net assets

     .    Power Plus Fund

0.74% of net assets

     .    Real Estate Equity Investment Fund

0.65% of net assets

     .    Balanced Fund

0.50% of net assets

     .    Bond Fund
     .    Intermediate Bond Fund
     .    International Bond Fund
     .    Michigan Tax-Free Bond Fund
     .    Tax-Free Bond Fund
     .    Tax-Free Short & Intermediate Bond Fund
     .    U.S. Government Income Fund

0.35% of net assets

     .    Cash Investment Fund
     .    Tax-Free Money Market Fund
     .    U.S. Treasury Money Market Fund

0.20% of the first $250 million of net assets; 0.12% of the next $250 million of net assets and 0.07% of net assets in excess of $500 million

     .    Index 500 Fund

     The Advisor pays the Sub-Advisor with respect to each Sub-Advised Fund an amount equal to 40% of the net revenues earned by the Advisor with respect to that Fund. For purposes of this calculation, "net revenues" with respect to a Sub-Advised Fund is equal to the amount of advisory fees charged by the Advisor for that Fund, above, less the sum of (i) any advisory fee waivers and expense reimbursements made by the Advisor for that Fund, and (ii) any payments made by the Advisor to broker/dealers, wirehouses, or other third party intermediaries based on sales of the Fund made by, and/or assets of the Fund held through, such entities.

     The advisory fees for each of the Funds (including when they were Predecessor Funds, if applicable) for the last three fiscal years are set forth below.

---------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended           Fiscal year ended             Fiscal year ended
                                  June 30, 2000               June 30, 2001                 June 30, 2002
---------------------------------------------------------------------------------------------------------------------
                                  Advisory                    Advisory                      Advisory
                                  Fees          Advisory      Fees          Advisory Fees   Fees          Advisory
                                  Received      Fees Waived   Received      Waived          Received      Fees Waived
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $   260,611            --   $   587,199             --    $   775,066       --
---------------------------------------------------------------------------------------------------------------------
Bond Fund                         $ 1,077,348            --   $   852,886             --    $   781,032       --
---------------------------------------------------------------------------------------------------------------------
Cash Investment Fund              $ 4,653,012            --   $ 3,911,444             --    $ 3,986,802       --
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $   773,463            --   $   668,842             --    $   397,052       --
---------------------------------------------------------------------------------------------------------------------
Future Technology Fund            $ 8,502,085    $  375,027   $14,555,486             --    $ 5,263,983       --
---------------------------------------------------------------------------------------------------------------------
Healthcare Fund                   $   819,735            --   $ 4,412,869             --    $ 3,563,750       --
---------------------------------------------------------------------------------------------------------------------
Index 500 Fund                    $ 1,400,748    $   56,556   $ 1,385,781             --    $ 1,175,053       --
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $ 2,355,369            --   $ 1,976,571             --    $ 1,904,392       --
---------------------------------------------------------------------------------------------------------------------
International Bond Fund           $   224,829            --   $   168,484             --    $   170,262       --
---------------------------------------------------------------------------------------------------------------------
International Equity Fund         $ 1,637,127            --   $ 1,302,005             --    $   895,179       --
---------------------------------------------------------------------------------------------------------------------
International Growth Fund         $   787,367            --   $   708,907             --    $   474,634       --
---------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $ 1,483,572            --   $ 1,432,043             --    $ 1,264,588       --
---------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $   280,550            --   $   245,905             --    $   245,639       --
---------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $   852,143            --   $ 1,169,817             --    $ 1,211,248       --
---------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                $    48,430    $    3,256   $   162,554             --    $   236,107       --
---------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $ 5,251,672    $1,250,000   $ 5,012,075     $1,092,466    $ 2,727,808       --
---------------------------------------------------------------------------------------------------------------------
NetNet Fund                       $62,796,523            --   $47,862,544             --    $13,357,216       --
---------------------------------------------------------------------------------------------------------------------
Power Plus Fund*                           --            --   $   197,456             --    $   995,733       --
---------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                           $   493,473            --   $   451,737             --    $   422,244       --
---------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $   716,497            --   $   450,929             --    $   682,408       --
---------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $ 1,874,829            --   $ 1,150,571             --    $   598,665       --
---------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $   771,797            --   $   676,657             --    $   603,752       --
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        $ 1,275,367            --   $ 1,272,701             --    $ 1,114,133       --
---------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                      $ 1,220,097            --   $   994,412             --    $   866,458       --
---------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $ 1,299,092            --   $ 1,093,131             --    $ 1,113,045       --
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund   $   222,962            --   $   272,654             --    $   341,708       --
---------------------------------------------------------------------------------------------------------------------

----------
*The Power Plus Fund commenced operations on March 13, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.

     The Advisor reimbursed expenses for certain Funds over the last three fiscal years. For the fiscal year ended June 30, 2000, the Advisor reimbursed the Micro-Cap Equity Fund in the amount of $4,684, the Emerging Markets Fund in the amount of $95,447, the Healthcare Fund in the amount of $15,128 and the International Growth Fund in the amount of $17,963. For the fiscal year ended June 30, 2001, the Advisor reimbursed the Future Technology Fund in the amount of $834,674, the MidCap Select Fund in the amount of $47,138, the Emerging Markets Fund in the amount of $37,543 and the International Growth Fund in the amount of $61,862. For the fiscal year ended June 30, 2002, the Advisor reimbursed the Healthcare Fund in the amount of $309,938 and the International Growth Fund in the amount of $81,963.

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of MST, and @Vantage. The Pre-Reorganization Funds originally entered into an Administration Agreement with MCM on June 1, 2002 ("Pre-Reorganization Administration Agreement") and each of the Funds other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund entered into an Administration Agreement with MCM on April 28, 2003 ("MST Administration Agreement"). On May 20, 2003, the Board approved the combination of the Pre-Reorganization Administration Agreement with the MST Administration Agreement ("Combined Administration Agreement"), which became effective on June 13, 2003. Pursuant to the Combined Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds and @Vantage; (ii) monitoring and coordinating the activities of the other service providers of the Funds and @Vantage; (iii) providing fund accounting functions, including overseeing the computation of each Fund's net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Combined Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Combined Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and MST Company ("State Street"), the former administrator to the Pre-Reorganization Funds, and BISYS Fund Services, Inc., an affiliate of the distributor, to provide certain administrative services to the Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds. For the period from June 1, 2003 through May 31, 2004, MCM has agreed to limit the total amount it may receive in the aggregate from MST and @Vantage to $3.4 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

     Prior to June 1, 2002, State Street received administrative fees from each of the Funds (including when they were Predecessor Funds, if applicable) in the amounts set forth in the table below.

------------------------------------------------------------------------------------------------------
                                          Fiscal year ended   Fiscal year ended   Period July 1, 2001
                                          June 30, 2000       June 30, 2001       through May 31, 2002
------------------------------------------------------------------------------------------------------
Balanced Fund                                 $   41,888          $   88,242           $  115,423
------------------------------------------------------------------------------------------------------
Bond Fund                                     $  222,750          $  165,699           $  152,938
------------------------------------------------------------------------------------------------------
Cash Investment Fund                          $  845,071          $1,097,429           $1,115,414
------------------------------------------------------------------------------------------------------
Emerging Markets Fund                         $   62,437          $   53,219           $   31,105
------------------------------------------------------------------------------------------------------
Future Technology Fund                        $  837,627          $1,409,490           $  525,506
------------------------------------------------------------------------------------------------------
Healthcare Fund                               $   80,784          $  489,282           $  388,646
------------------------------------------------------------------------------------------------------
Index 500 Fund                                $1,483,642          $1,300,344           $1,010,809
------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        $  462,659          $  384,215           $  368,239
------------------------------------------------------------------------------------------------------
International Bond Fund                       $   46,528          $   32,752           $   32,782
------------------------------------------------------------------------------------------------------
International Equity Fund                     $  218,373          $  168,506           $  116,024
------------------------------------------------------------------------------------------------------
International Growth Fund                     $   79,480          $   68,802           $   46,594
------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                          $  204,774          $  185,626           $  164,197
------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                   $   58,080          $   47,808           $   47,761
------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                         $   87,836          $  113,687           $  114,924
------------------------------------------------------------------------------------------------------
MidCap Select Fund                            $    6,086          $   21,076           $   30,383
------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                      $  724,377          $  507,169           $  358,669
------------------------------------------------------------------------------------------------------
NetNet Fund                                   $6,458,442          $4,632,665           $1,334,984
------------------------------------------------------------------------------------------------------
Power Plus Fund                                      N/A          $   25,480           $  130,352
------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund            $   69,012          $   59,338           $   55,008
------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                          $   98,907          $   58,501           $   86,097
------------------------------------------------------------------------------------------------------
Small Company Growth Fund                     $  258,496          $  148,968           $   78,738
------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                            $   83,184          $  131,555           $  118,206
------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                    $  181,877          $  353,452           $  311,933
------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund       $  121,907          $  193,323           $  168,210
------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                   $  268,798          $  212,506           $  215,487
------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund               $   34,849          $   75,734           $   98,670
------------------------------------------------------------------------------------------------------

     For the period June 1, 2002 through June 30, 2002, MCM received administrative fees from the Funds (including when they were Predecessor Funds, if applicable) in the amounts set forth in the table below.

--------------------------------------------------------------------------------
                                                            June 1, 2002 through
                                                            June 30, 2002
--------------------------------------------------------------------------------
Balanced Fund                                                     $ 13,200
--------------------------------------------------------------------------------
Bond Fund                                                         $ 14,870
--------------------------------------------------------------------------------
Cash Investment Fund                                              $112,047
--------------------------------------------------------------------------------
Emerging Markets Fund                                             $  3,040
--------------------------------------------------------------------------------
Future Technology Fund                                            $ 37,421
--------------------------------------------------------------------------------
Healthcare Fund                                                   $ 30,419
--------------------------------------------------------------------------------
Index 500 Fund                                                    $102,385
--------------------------------------------------------------------------------
Intermediate Bond Fund                                            $ 42,221
--------------------------------------------------------------------------------
International Bond Fund                                           $  3,951
--------------------------------------------------------------------------------
International Equity Fund                                         $ 12,369
--------------------------------------------------------------------------------
International Growth Fund                                         $  4,333
--------------------------------------------------------------------------------
Large-Cap Value Fund                                              $ 17,491
--------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                                       $  5,112
--------------------------------------------------------------------------------
Micro-Cap Equity Fund                                             $ 16,270
--------------------------------------------------------------------------------
MidCap Select Fund                                                $  3,570
--------------------------------------------------------------------------------
Multi-Season Growth Fund                                          $ 32,217
--------------------------------------------------------------------------------
NetNet Fund                                                       $ 92,880
--------------------------------------------------------------------------------
Power Plus Fund                                                   $ 12,243
--------------------------------------------------------------------------------
Real Estate Equity Investment Fund                                $  6,545
--------------------------------------------------------------------------------
Small-Cap Value Fund                                              $ 12,362
--------------------------------------------------------------------------------
Small Company Growth Fund                                         $  6,932
--------------------------------------------------------------------------------
Tax-Free Bond Fund                                                $ 12,071
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                                        $ 30,771
--------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund                           $ 18,374
--------------------------------------------------------------------------------
U.S. Government Income Fund                                       $ 24,361
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                   $  5,588
--------------------------------------------------------------------------------

     Distributor. The Funds' Distributor is Funds Distributor, Inc. ("FDI") and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Funds have entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. Under the Distribution Agreement, the Funds pay no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Funds purchased without using a broker or other intermediary, and, as such, FDI receives the applicable commissions and 12b-1 fees associated with such shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

     Distribution and Services Arrangements. Under the Distribution and Service Plan ("Plan"), adopted in accordance with Rule 12b-1 with respect to the Class A, Class B, Class C and Class II shares of the Funds only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

     Under the Plan for Class A shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A shares of each Fund. Under the Plan for Class B, Class C and Class II shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C and Class II shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C and Class II shares of each relevant Fund.

     Class K shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide up to 0.25%, or up to 0.15% in the case of the Money Market Funds, of the value of the average daily net assets of the Class K shares beneficially owned by the customers of these financial institutions.

     Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Directors/Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors/Trustees"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Directors/Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors/Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     In the case of Class A, Class B, Class C and Class II shares, the Directors/Trustees have determined that the Plan will benefit the Funds and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     In the case of Class K shares, the Directors/Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     With respect to Class B, Class C and Class II shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B, Class C and Class II shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Funds or their shareholders.

     The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class II shares of the Funds (including when they were Predecessor Funds, if applicable) are set forth in the tables below. Fee information is not provided for the Class B and Class C shares of the Cash Investment Fund because, as of June 30, 2002, Class B and Class C shares of that Fund had not yet commenced operations.

-------------------------------------------------------------------------------------------------------------------------
                                                                    Class A Shares
-------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended             Fiscal year ended             Fiscal year ended
                                  June 30, 2000                 June 30, 2001                 June 30, 2002
-------------------------------------------------------------------------------------------------------------------------
                                                Contingent                   Contingent                    Contingent
                                  Service       Deferred        Service      Deferred Sales   Service      Deferred Sales
                                  Fees          Sales Charges   Fees         Charges          Fees         Charges
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $    6,781         --         $   40,469         --         $   60,204       $   258
-------------------------------------------------------------------------------------------------------------------------
Bond Fund                         $    6,407         --         $   10,489         --         $   17,150       $ 4,844
-------------------------------------------------------------------- ----------------------------------------------------
Cash Investment Fund              $  340,566         --         $  337,116         --         $  312,880       $ 2,231
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $    4,275         --         $    6,457         --         $    5,040       $ 1,520
-------------------------------------------------------------------------------------------------------------------------
Future Technology Fund            $  807,563         --         $1,275,843         --         $  445,246       $ 2,067
----------------------------------------------------------------- -------------------------------------------------------
Healthcare Fund                   $   55,424         --         $  417,539         --         $  307,629       $   561
-------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                    $1,143,992         --         $1,171,657         --         $  954,213       $12,302
-------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $   23,737         --         $   22,132         --         $   24,922       $11,199
-------------------------------------------------------------------------------------------------------------------------
International Bond Fund           $      931         --         $    2,309         --         $    3,469       $ 9,405
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund         $   20,809         --         $   24,208         --         $   16,152       $30,181
-------------------------------------------------------------------------------------------------------------------------
International Growth Fund         $    6,907         --         $    6,316         --         $    3,180            --
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $   14,052         --         $   15,689         --         $   16,673       $     4
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $    3,097         --         $    3,921         --         $    5,054       $    46
-------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $   52,367         --         $   84,949         --         $  107,480       $ 3,981
-------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                       N/A         --         $    3,622         --         $    6,014       $    78
-------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $  138,000         --         $  144,122         --         $  101,962       $     1
-------------------------------------------------------------------------------------------------------------------------
NetNet Fund                       $5,779,672         --         $4,357,573         --         $1,215,992       $13,543
-------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                          N/A         --         $   23,489         --         $  111,797            --
-------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                           $    7,030         --         $    7,496         --         $    7,902       $    14
-------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $   41,740         --         $   34,812         --         $   20,820            --
-------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $   10,020         --         $   11,290         --         $   26,883       $4,764
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $    5,108         --         $    5,446         --         $    9,574            --
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        $  203,692         --         $  198,391         --         $  213,150            --
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                      $   13,533         --         $   15,980         --         $   17,001            --
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $   14,228         --         $   13,715         --         $   26,055       $4,555
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund   $   40,320         --         $  110,232         --         $   73,860            --
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                    Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended             Fiscal year ended             Fiscal year ended
                                  June 30, 2000                 June 30, 2001                 June 30, 2002
---------------------------------------------------------------------------------------------------------------------------
                                  Distribution   Contingent     Distribution   Contingent     Distribution   Contingent
                                  and Service    Deferred       and Service    Deferred       and Service    Deferred Sales
                                  Fees           Sales Charge   Fees           Sales Charge   Fees           Charge
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                      $    41,466    $    5,282     $   292,996    $   75,740     $  484,620      $  225,076
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                          $    31,465    $   15,127     $    53,963    $   35,291     $   75,680      $   55,735
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund              $    21,671    $    9,496     $    21,153    $    7,140     $   14,492      $   10,566
---------------------------------------------------------------------------------------------------------------------------
Future Technology Fund             $ 3,288,288    $1,144,892     $ 5,795,617    $2,844,379     $2,164,755      $1,573,613
---------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                    $   302,508    $  163,343     $ 2,011,561    $  954,006     $1,693,542      $1,219,975
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                    Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended             Fiscal year ended             Fiscal year ended
                                  June 30, 2000                 June 30, 2001                 June 30, 2002
---------------------------------------------------------------------------------------------------------------------------
                                  Distribution   Contingent     Distribution   Contingent     Distribution   Contingent
                                  and Service    Deferred       and Service    Deferred       and Service    Deferred Sales
                                  Fees           Sales Charge   Fees           Sales Charge   Fees           Charge
---------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                     $ 3,593,936    $  445,827     $ 3,837,933    $  474,865     $3,319,282      $  749,520
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund             $    52,872    $   21,820     $    66,601    $   18,889     $   97,468      $   55,734
---------------------------------------------------------------------------------------------------------------------------
International Bond Fund            $     1,544    $      500     $     1,769    $      204     $    1,637      $       54
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund          $    21,134    $    4,959     $    28,997    $   81,676     $   16,804      $   16,882
---------------------------------------------------------------------------------------------------------------------------
International Growth Fund          $    10,623    $    4,494     $    13,524    $    3,172     $    7,732      $    7,688
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund               $    36,171    $    9,635     $    72,162    $   27,896     $  117,614      $   73,204
---------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund        $     4,878    $   11,055     $     4,327    $    3,428     $   10,366      $      442
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund              $   265,788    $   50,080     $   405,190    $   99,583     $  399,631      $  163,770
---------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                         N/A           N/A             N/A           N/A     $   18,982      $   16,926
---------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund           $   672,504    $   81,040     $   304,534    $   60,921     $  189,732      $  102,188
---------------------------------------------------------------------------------------------------------------------------
NetNet Fund                        $26,585,334    $8,862,142     $20,245,057    $8,535,057     $5,813,403      $4,012,086
---------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                            N/A           N/A     $   116,153    $   16,978     $  617,103      $  470,888
---------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                            $    37,020    $   24,644     $    34,077    $   11,884     $   34,210      $   12,077
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund          $    85,145    $   39,502     $    73,832    $   17,386     $   52,315      $   28,225
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund               $    28,323    $   10,622     $    58,789    $    9,813     $  237,291      $  105,967
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                 $    11,148    $    4,706     $    18,615    $   12,850     $   31,028      $   11,946
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                       $    12,688    $    2,746     $    18,784    $    6,531     $   26,252      $    8,206
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund
                                   $    48,689    $   13,410     $    76,202    $   35,171     $  138,090      $   75,101
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                         Class C Shares
---------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended             Fiscal year ended             Fiscal year ended
                                  June 30, 2000                 June 30, 2001                 June 30, 2002
---------------------------------------------------------------------------------------------------------------------------
                                  Distribution   Contingent     Distribution   Contingent     Distribution   Contingent
                                  and Service    Deferred       and Service    Deferred       and Service    Deferred Sales
                                  Fees           Sales Charge   Fees           Sales Charge   Fees           Charge
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                      $    14,537    $      504     $  157,917      $ 11,102      $  217,465        $14,275
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                          $     4,054    $      444     $    6,355      $    310      $    9,341        $   827
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund              $     7,425    $    2,222     $    5,609      $    788      $    3,645        $ 1,425
---------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                    $   202,310    $   75,560     $1,208,627      $252,723      $  909,927        $71,020
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund             $     7,507    $    1,117     $   11,663      $  1,328      $   12,197        $ 1,328
---------------------------------------------------------------------------------------------------------------------------
International Bond Fund            $       524    $        0     $      346      $      0      $      340        $     0
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund          $    29,497    $    1,010     $   36,518      $  1,901      $   21,706        $ 1,286
---------------------------------------------------------------------------------------------------------------------------
International Growth Fund          $     4,721    $      751     $    9,525      $    303      $    5,176        $   703
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund               $    10,898    $    2,154     $   25,127      $    826      $   38,237        $ 1,830
---------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund        $     1,545    $      130     $    1,067      $    536      $    1,126        $    15
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund              $   117,226    $   10,072     $  184,860      $  8,887      $  203,160        $ 6,412
---------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund           $   113,212    $      835     $   90,885      $  1,769      $   60,120        $ 3,440
---------------------------------------------------------------------------------------------------------------------------
NetNet Fund                        $12,742,083    $1,166,840     $9,947,611      $683,987      $2,646,895        $73,330
---------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                            $     8,021    $      254     $    7,896      $    329      $    9,933        $   325
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund          $    33,388    $    1,134     $   29,031      $    533      $   20,879        $   435
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund               $    14,296    $       40     $   22,829      $    574      $   72,938        $ 3,740
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                 $     1,676    $       53     $    5,093      $    618      $    7,384        $   437
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                       $     2,757    $    1,387     $    2,605      $    101      $    8,895        $   576
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund        $    13,976    $    2,663     $   15,699      $  1,656      $   24,120        $ 1,285
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                Class II Shares
------------------------------------------------------------------------------------------------------------------------
                              Fiscal year ended              Fiscal year ended              Fiscal year ended
                              June 30, 2000                  June 30, 2001                  June 30, 2002
------------------------------------------------------------------------------------------------------------------------
                              Distribution   Contingent      Distribution   Contingent     Distribution   Contingent
                              and Service    Deferred        and Service    Deferred       and Service    Deferred Sales
                              Fees           Sales Charge    Fees           Sales Charge   Fees           Charge
------------------------------------------------------------------------------------------------------------------------
Future Technology Fund         $1,882,575        $ 0          $3,369,324         $ 0        $1,213,675       $87,509
------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                     --         --          $    4,673          --        $    9,521       $   783
------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                        --         --          $   46,855         $ 0        $  245,872       $32,297
------------------------------------------------------------------------------------------------------------------------

     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class A shares during the fiscal year ended June 30, 2002 were spent on:

-----------------------------------------------------------------------------------------------------------------------------
                                                Printing and
                                                Mailing of                                                        Interest
                                                Prospectuses to                                                   Carrying or
                                                other than                                         Compensation   other
                                                Current           Compensation      Compensation   to Sales       Financing
                                  Advertising   Shareholders      to Underwriters   to Dealers     Personnel      Charges
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       $ 1,999           --                --           $   58,182         --            --
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                           $ 1,082           --                --           $   16,066         --            --
-----------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund                $    59           --                --           $  312,698         --            --
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund               $    47           --                --           $    5,022         --            --
-----------------------------------------------------------------------------------------------------------------------------
Future Technology Fund              $ 1,538           --                --           $  442,274         --            --
-----------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                     $ 7,815           --                --           $  299,404         --            --
-----------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                      $25,613           --                --           $  546,915         --            --
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund              $   519           --                --           $   24,386         --            --
-----------------------------------------------------------------------------------------------------------------------------
International Bond Fund                  --           --                --           $    3,479         --            --
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund           $   274           --                --           $   15,871         --            --
-----------------------------------------------------------------------------------------------------------------------------
International Growth Fund                --           --                --           $    3,225         --            --
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                $    70           --                --           $   16,610         --            --
-----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund              --           --                --           $    5,059         --            --
-----------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund               $12,289           --                --           $   95,234         --            --
-----------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                  $    19           --                --           $    5,995         --            --
-----------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund            $ 8,136           --                --           $   93,712         --            --
-----------------------------------------------------------------------------------------------------------------------------
NetNet Fund                         $80,000           --                --           $1,131,999         --            --
-----------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                     $ 1,442           --                --           $  110,342         --            --
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                             $    22           --                --           $    7,884         --            --
-----------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund           $ 2,526           --                --           $   18,273         --            --
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                $   699           --                --           $   26,200         --            --
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                       --           --                --           $    9,599         --            --
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund          $    61           --                --           $  213,074         --            --
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Short &
   Intermediate Bond Fund                --           --                --           $   17,051         --            --
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund         $   276           --                --           $   25,784         --            --
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market
   Fund                             $     9           --                --           $   73,851         --            --
-----------------------------------------------------------------------------------------------------------------------------

     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class B shares during the fiscal year ended June 30, 2002 were spent on:

-----------------------------------------------------------------------------------------------------------------------------
                                                Printing and
                                                Mailing of                                                        Interest
                                                Prospectuses to                                                   Carrying or
                                                other than                                         Compensation   other
                                                Current           Compensation      Compensation   to Sales       Financing
                                  Advertising   Shareholders      to Underwriters   to Dealers     Personnel      Charges
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                         --              --                --           $   85,778         --        $  398,650
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                             --              --                --           $   15,239         --        $   60,437
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 --              --                --           $    3,234         --        $   11,259
-----------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                --              --                --           $  467,544         --        $1,695,427
-----------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       --              --                --           $  308,514         --        $1,382,685
-----------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        --              --                --           $  379,027         --        $1,280,615
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                --              --                --           $   20,837         --        $   76,630
-----------------------------------------------------------------------------------------------------------------------------
International Bond Fund               --              --                --           $      336         --        $    1,303
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund             --              --                --           $    3,618         --        $   13,174
-----------------------------------------------------------------------------------------------------------------------------
International Growth Fund             --              --                --           $    1,722         --        $    6,005
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  --              --                --           $   26,849         --        $   90,769
-----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund           --              --                --           $      921         --        $    9,443
-----------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 --              --                --
-----------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    --              --                --           $    3,264         --        $   15,712
-----------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              --              --                --           $   44,916         --        $  144,616
-----------------------------------------------------------------------------------------------------------------------------
NetNet Fund                           --              --                --           $1,368,520         --        $4,442,190
-----------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                       --              --                --           $   29,888         --        $  587,114
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                               --              --                --           $    7,413         --        $   26,818
-----------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             --              --                --           $   11,565         --        $   40,703
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  --              --                --           $   46,093         --        $  191,311
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                    --              --                --           $    4,924         --        $   21,327
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                          --              --                --           $    5,619         --        $   25,411
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund           --              --                --           $   30,811         --        $  107,272
-----------------------------------------------------------------------------------------------------------------------------

     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class C shares during the fiscal year ended June 30, 2002 were spent on:

-----------------------------------------------------------------------------------------------------------------------------
                                                Printing and
                                                Mailing of                                                        Interest
                                                Prospectuses to                                                   Carrying or
                                                other than                                         Compensation   other
                                                Current           Compensation      Compensation   to Sales       Financing
                                  Advertising   Shareholders      to Underwriters   to Dealers     Personnel      Charges
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                         --              --                --           $  132,867         --         $ 84,518
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                             --              --                --           $    5,909         --         $  3,432
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 --              --                --           $    3,040         --         $    605
-----------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       --              --                --           $  650,762         --         $257,953
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                --              --                --           $    8,994         --         $  3,204
-----------------------------------------------------------------------------------------------------------------------------
International Bond Fund               --              --                --           $      157         --         $    190
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund             --              --                --           $   19,455         --         $  2,239
-----------------------------------------------------------------------------------------------------------------------------
International Growth Fund             --              --                --           $    4,372         --         $    799
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  --              --                --           $   33,633         --         $  4,629
-----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund           --              --                --           $      889         --         $    237
-----------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 --              --                --           $  145,559         --         $ 57,638
-----------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              --              --                --           $   50,921         --         $  9,128
-----------------------------------------------------------------------------------------------------------------------------
NetNet Fund                           --              --                --           $2,432,684         --         $212,858
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
   Fund                               --              --                --           $    7,476         --         $  2,462
-----------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             --              --                --           $   17,344         --         $  3,517
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  --              --                --           $   49,469         --         $ 23,508
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                    --              --                --           $    3,204         --         $  5,691
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
   Bond Fund                          --              --                --           $    4,855         --         $  2,529
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund           --              --                --           $   16,925         --         $  7,198
-----------------------------------------------------------------------------------------------------------------------------

     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class II shares during the fiscal year ended June 30, 2002 were spent on:

-----------------------------------------------------------------------------------------------------------------------------
                                                Printing and
                                                Mailing of                                                        Interest
                                                Prospectuses to                                                   Carrying or
                                                other than                                         Compensation   other
                                                Current           Compensation      Compensation   to Sales       Financing
                                  Advertising   Shareholders      to Underwriters   to Dealers     Personnel      Charges
-----------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                --              --                --           $1,031,348         --         $181,397
-----------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    --              --                --           $    4,877         --         $  4,640
-----------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                       --              --                --           $   32,280         --         $213,546
-----------------------------------------------------------------------------------------------------------------------------

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street, MST, MFI and MFFT, State Street keeps the books of account for each Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. ("Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with MST, MFI, MFFT and @Vantage under which the Transfer Agent
(i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

     Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Funds providing for shareholder services for their customers.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Combined Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Funds and whether or not the Custodian or the Transfer Agent is affiliated with the Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

     Except as noted in this SAI, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of MST, MFI, MMFT or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of MST, MFI, MFFT and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by a Fund in addition to the other series of MST, MFI, MFFT, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

                                 CODES OF ETHICS

     MST, MFI, MFFT, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of MST, MFI, MFFT, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). The Sub-Advisor has also adopted codes of ethics as required by applicable law, which is designed to prevent affiliated persons of MST, MFI, MFFT, @Vantage and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC's website at http:\\www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board, the Advisor or the Sub-Advisor, as the case may be, causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Funds.

     Consistent with the Combined Advisory Agreements and Combined Sub-Advisory Agreement for the Funds, the Advisor, and in the case of the Sub-Advised Funds, the Sub-Advisor, selects broker-dealers to execute transactions on behalf of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor or the Sub-Advisor, as the case may be, consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor and Sub-Advisor generally seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor or the Sub-Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor or Sub-Advisor may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor or Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor or Sub-Advisor in connection with the Advisor's or Sub-Advisor's services to other clients.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided a Fund's officers are satisfied that the Fund is receiving best execution, a Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor or the Sub-Advisor, as the case may be, believes such practice to be in such Fund's best interests.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor or Sub-Advisor, as the case may be, are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor or Sub-Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

     The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the 1940 Act.

     Under the 1940 Act, persons affiliated with the Advisor, the Sub-Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

     The table below shows information on brokerage commissions paid by each of the Funds (including when they were Predecessor Funds, if applicable) for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

----------------------------------------------------------------------------------------------
                                     Fiscal year ended   Fiscal year ended   Fiscal year ended
                                     June 30, 2000       June 30, 2001       June 30, 2002
----------------------------------------------------------------------------------------------
Balanced Fund                          $  298,347.31      $   426,526.28       $  152,667.60
----------------------------------------------------------------------------------------------
Emerging Markets Fund                  $  255,563.74      $   614,875.77       $  425,302.68
----------------------------------------------------------------------------------------------
Future Technology Fund                           N/A      $ 5,646,678.20       $2,510,442.04
----------------------------------------------------------------------------------------------
Healthcare Fund                        $  258,386.90      $   894,306.30       $  667,104.89
----------------------------------------------------------------------------------------------
Index 500 Fund                         $   61,823.90      $    28,888.11       $   23,619.94
----------------------------------------------------------------------------------------------
International Equity Fund              $   11,478.44      $    57,475.74       $   82,391.66
----------------------------------------------------------------------------------------------
International Growth Fund              $  125,390.11      $   372,931.07       $  368,558.92
----------------------------------------------------------------------------------------------
Large-Cap Value Fund                   $  462,172.39      $   414,124.15       $  173,571.85
----------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                  $1,511,801.78      $ 1,687,914.16       $1,468,682.99
----------------------------------------------------------------------------------------------
MidCap Select Fund                     $   32,513.10      $    76,659.43       $   69,684.60
----------------------------------------------------------------------------------------------
Multi-Season Growth Fund               $1,115,407.06      $   691,704.59       $  377,129.96
----------------------------------------------------------------------------------------------
NetNet Fund                            $5,797,984.65      $10,391,782.75       $4,361,305.16
----------------------------------------------------------------------------------------------
Power Plus Fund                                  N/A      $   519,608.57       $  916,826.49
----------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund     $  107,826.00      $    83,470.10       $   72,991.21
----------------------------------------------------------------------------------------------
Small Company Growth Fund              $1,135,406.10      $ 1,516,215.10       $  484,106.51
----------------------------------------------------------------------------------------------
Small-Cap Value Fund                   $  687,021.06      $   520,764.16       $  499,518.03
----------------------------------------------------------------------------------------------

     Each of the Funds are required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2002, the Funds (including when they were Predecessor Funds, if applicable) held securities in the indicated firms as follows: the Balanced Fund held securities of DLJ Commercial Mortgage Corporation valued at $488,446, Goldman Sachs Group, Inc. valued at $308,070, J.P. Morgan Chase & Company valued at $290,016, Lehman Brothers Holdings, Inc. valued at $517,666 and Mellon Financial Corporation valued at $113,148; the Bond Fund held securities of Credit Suisse First Boston USA, Inc. valued at $1,471,755; Morgan Stanley Dean Witter & Co. valued at $932,465 and Morgan Stanley Group, Inc. valued at $1,019,223; the Cash Investment Fund held securities of Bear Stearns Companies, Inc. valued at $29,973,450, Lehman Brothers Holdings, Inc. valued at $167,259,605, UBS AG valued at $49,999,487, Deutsche Bank AG valued at $29,994,943, Toronto Dominion Bank valued at $29,990,325, Paribas Group Ltd. valued at $20,000,000 and ABN AMRO Bank NA valued at $14,995,296; the Emerging Markets Fund held securities of Daewoo Securities Co. Ltd. valued at $236,077; the Index 500 Fund held securities of J.P. Morgan Chase & Company valued at $6,607,345, Morgan Stanley, Dean Witter, Discover and Co. valued at $4,643,076, Merrill Lynch and Co. Inc. valued at $3,418,200, Charles Schwab Corporation valued at $1,502,581, Lehman Brothers Holdings, Inc. valued at $1,494,228, Bear Stearns Companies, Inc. valued at $596,210 and Comerica, Inc. valued at $1,056,080; the Intermediate Bond Fund held securities of Deutsche Bank Financial valued at $5,382,205 and UBS Preferred Funding Trust II valued at $7,422,282; the International Equity Fund held securities of HSBC Holdings PLC valued at $2,007,900, UBS AG valued at $1,141,982, Deutsche Bank AG valued at $799,365, Credit Suisse Group valued at $652,237,

ABN AMRO Holding valued at $525,783 and Toronto Dominion Bank valued at $277,300; the International Growth Fund held securities of UBS AG valued at $828,042, Deutsche Bank valued at $430,260, ING Group NV valued at $494,650, BNP Paribas valued at $786,628 and Daiwa Securities Group Ltd. valued at $259,292; the Large-Cap Value Fund held securities of Lehman Brothers Holdings, Inc. valued at $3,309,809, J.P. Morgan Chase & Company valued at $1,729,242 and Goldman Sachs Group Inc. valued at $1,569,690; the NetNet Fund held securities of E*Trade Group, Inc. valued at $30,133,740 and Charles Schwab Corp. valued at $9,284,800; and the U.S. Treasury Money Market Fund held securities of Lehman Brothers Holdings, Inc. valued at $12,339,409.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     The portfolio turnover rate of each Fund (including when it was a Predecessor Fund, if applicable) is set forth below. The portfolio turnover rates of the Bond Funds were affected by fluctuating interest rate conditions, changes in the shape of the yield curve, cash flows and sector allocation which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure. The portfolio turnover ratio of the other Funds were affected by currency volatility (for Funds with significant foreign security exposure) and redemptions, which at times required increased dispositions and acquisitions of securities.

-------------------------------------------------------------------------------------------
                                          Portfolio Turnover Rate   Portfolio Turnover Rate
                                             Fiscal Year Ended         Fiscal Year Ended
                                               June 30, 2001             June 30, 2002
-------------------------------------------------------------------------------------------
Balanced Fund                                       165%                       79%
-------------------------------------------------------------------------------------------
Bond Fund                                           347%                      185%
-------------------------------------------------------------------------------------------
Emerging Markets Fund                               223%                      230%
-------------------------------------------------------------------------------------------
Future Technology Fund                              145%                       89%
-------------------------------------------------------------------------------------------
Healthcare Fund                                      45%                       38%
-------------------------------------------------------------------------------------------
Index 500 Fund                                        9%                        3%
-------------------------------------------------------------------------------------------
Intermediate Bond Fund                              179%                       85%
-------------------------------------------------------------------------------------------
International Bond Fund                              87%                       25%
-------------------------------------------------------------------------------------------
International Equity Fund                            27%                       22%
-------------------------------------------------------------------------------------------
International Growth Fund                           119%                      173%
-------------------------------------------------------------------------------------------
Large-Cap Value Fund                                 65%                       30%
-------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                          11%                       10%
-------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                               142%                       118%
-------------------------------------------------------------------------------------------
MidCap Select Fund                                   81%                       55%
-------------------------------------------------------------------------------------------
Multi-Season Growth Fund                             38%                       20%
-------------------------------------------------------------------------------------------
NetNet Fund                                          44%                       50%
-------------------------------------------------------------------------------------------
Power Plus Fund                                      36%                      107%
-------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund                   30%                       39%
-------------------------------------------------------------------------------------------
Small Company Growth Fund                           162%                       61%
-------------------------------------------------------------------------------------------
Small-Cap Value Fund                                140%                       85%
-------------------------------------------------------------------------------------------
Tax-Free Bond Fund                                   19%                       17%
-------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund              23%                       10%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                          Portfolio Turnover Rate   Portfolio Turnover Rate
                                             Fiscal Year Ended         Fiscal Year Ended
                                               June 30, 2001             June 30, 2002
-------------------------------------------------------------------------------------------
U.S. Government Income Fund                          23%                       19%
-------------------------------------------------------------------------------------------

            ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION
                                  INFORMATION

     Purchases. As described in the Prospectuses (including the Shareholder Guide), shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

     In-Kind Purchases. Payment for shares of a Fund (other than the Real Estate Equity Investment Fund) may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and
(e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at (800) 438-5789 for more information.

     Employee Benefit Plan Sales Charge Waivers for Class A Shares. The Funds will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are (i) qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code and (a) that invest $1,000,000 or more in Class A shares offered by The Munder Funds, (b) that have at least 75 eligible plan participants or (c) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Funds; (ii) administered by BISYS (formerly Universal Pensions, Inc.) for employees participating in an employer-sponsored or administered retirement program under Section 408A of the Internal Revenue Code; or (iii) administered by Merrill Lynch Group Employee Services ("Merrill Lynch") if (a) the plan's recordkeeper on a daily valuation basis is Merrill Lynch and, on the date the plan sponsors signs the Merrill Lynch Recordkeeping Service Agreement, the plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' distributor and in funds advised or managed by MLAM (collectively "Applicable Investments"), (b) the plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (c) the plan has 5000 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts.

     For all Funds except the Index 500 Fund and the Money Market Funds, the distributor will pay a commission of up to 1% to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria. For the Index 500 Fund, the distributor will pay a commission of up to 0.15% for purchases of less than $1 million, 0.10% for purchases of $1 million but less than $3 million, 0.05% for purchases of $3 million but less than $5 million and will not pay any commission for purchases of $5 million or more.

     Investment Minimums. All purchases are subject to the per Fund investment minimums stated in the Prospectuses. If an investment in Class A, Class B, Class C or Class II shares of a Fund falls below the applicable minimum, a $6 quarterly fee, to be paid by liquidating shares, will be charged to that account. If a contingent deferred sales charge ("CSDC") applies on the shares liquidated to pay this fee, it will be included in the $6 charge; that is, only $6 worth of shares in your account will be redeemed during any quarter.

     Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts ("ESAs"). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account. Any applicable CDSC will be waived on shares liquidated to pay to the fee.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form. The redemption proceeds will be reduced by the amount of any applicable CDSC and/or short-term trading fee.

     Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     Contingent Deferred Sales Charges. For Class A shares that were purchased without paying a sales charge as part of a $1 million investment, a CDSC will apply to redemptions made within one year of purchase. Class B shares redeemed within six years of purchase, Class C shares redeemed within one year of purchase, and Class II shares redeemed within eighteen months of purchase are subject to a CDSC. In each case, the CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower. The Prospectuses describe the applicable CDSC schedule.

     The holding period for Class A or Class B shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class A or Class B shares, as applicable, was made. For Class C or Class II shares of a Fund acquired through an exchange, since exchanges can be made between these classes, the applicable holding period will be that of the class of the Fund initially purchased and will be calculated from the date of such initial purchase. For Class A shares of a Fund acquired through an exchange, the applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

     Contingent Deferred Sales Charge Waivers for Class B Shares. In addition to the waivers described in the Prospectus and Shareholder Guide, the Funds will waive the CDSC payable upon redemptions of Class B shares of the Fund purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after the shareholder has reached age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     The Funds will also waive the CDSC payable on redemptions of Class B shares by plans administered by Merrill Lynch that would be eligible for the Class A shares sale charge waivers described above.

     Short-Term Trading Fees. If you redeem Class A, Class B, Class C or Class II shares of the Emerging Markets Fund, Future Technology Fund, Healthcare Fund, International Equity Fund, International Growth Fund, NetNet Fund, Micro-Cap Equity Fund, Small-Cap Value Fund or Small Company Growth Fund within 60 days of purchase, you will incur a 2% short-term trading fee upon redemption based on net assets at the time of redemption. The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. If a CDSC applies, it will be assessed in addition to the 2% fee. For instance, if you redeem Class II shares within 60 days of purchase, you will be charged a total of 3% upon redemption; that is, a 1% CDSC, plus a 2% short-term trading fee.

     Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Conversion of Class B Shares to Class A Shares. Class B shares of a Fund purchased after June 16, 2003 will automatically convert to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance of such Class B shares.

     If you acquired Class B shares of a Fund before June 16, 2003, but after November 8, 2000, or by exchanging shares of another Munder Fund that you purchased before June 16, 2003, but after November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the eighth anniversary of the original purchase occurs. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund that you purchased before November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the sixth anniversary of the original purchase occurs. All Class B share conversions will be effected at the relative net asset values per share of the two classes.

     Telephone Exchanges. The Funds reserve the right at any time to suspend or terminate the telephone exchange privilege or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

     Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

     In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

     Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

                                 NET ASSET VALUE

     Money Market Funds. In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Funds, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

     All Funds. Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

     Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADR's or GDR's conversion rate of the ADR or GDR to one share of its underlying security.

     Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

     In determining the approximate market value of portfolio investments, each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on each Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

     Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

     Minutes of all Pricing Committee meetings are provided to the Board and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

                             PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

     Yield of the Money Market Funds. The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds (when they were Predecessor Funds) for the seven-day period ended June 30, 2002.

-------------------------------------------------------------------------------------------
                                   Class A     Class B     Class C     Class K     Class Y
-------------------------------------------------------------------------------------------
                                   Yield       Yield       Yield       Yield       Yield
-------------------------------------------------------------------------------------------
Cash Investment Fund/(1)/           1.68%       N/A          N/A        1.78%       1.93%
-------------------------------------------------------------------------------------------
Tax-Free Money Market Fund          1.27%       N/A          N/A        1.37%       1.52%
-------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund     1.65%       N/A          N/A        1.75%       1.90%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                   Class A     Class B     Class C     Class K     Class Y
-------------------------------------------------------------------------------------------
                                  Effective   Effective   Effective   Effective   Effective
                                  Yield       Yield       Yield       Yield       Yield
-------------------------------------------------------------------------------------------
Cash Investment Fund/(1)/           1.70%       N/A          N/A        1.80%       1.95%
-------------------------------------------------------------------------------------------
Tax-Free Money Market Fund          1.28%       N/A          N/A        1.38%       1.53%
-------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund     1.66%       N/A          N/A        1.76%       1.92%
-------------------------------------------------------------------------------------------

----------
/(1)/ The Class B and Class C shares had not yet commenced operations as of June
      30, 2003.

     In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 2002, the tax-equivalent yield for Class A, Class K and Class Y shares of the Tax-Free Money Market Fund was 1.85% (Class A), 1.99% (Class K) and 2.21% (Class Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their customers are not reflected in the calculations of yields for the Funds.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

     Performance of the Non-Money Market Funds-Yield. The standard 30-day yield for each of the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund is calculated in accordance with the method prescribed by the SEC for mutual funds:

                           YIELD = 2 [( a-b + 1)/6/ - 1]
                                       ----
                                        cd
Where:

     a =dividends and interest earned by a Fund during the period;

     b =expenses accrued for the period (net of reimbursements and waivers);

     c =average daily number of shares outstanding during the period entitled to receive dividends;

     d =maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Funds, International Bond Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Tax-Free Bond Fund, a Michigan state tax rate of 4%.

     The standard yields and/or tax-equivalent yields of the Class A, Class B, Class C, Class K and Class Y Shares of the following Funds (when they were Predecessor Funds) for the 30-day period ended June 30, 2002 were:

------------------------------------------------------------------------------------------------------------------------
                                          30-Day Yield                                 Tax-Equivalent 30-Day Yield
------------------------------------------------------------------------------------------------------------------------
                       Class A   Class B   Class C   Class K   Class Y   Class A   Class B   Class C   Class K   Class Y
------------------------------------------------------------------------------------------------------------------------
Bond Fund               4.78%     4.26%     4.24%     5.01%     5.30%      N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------
Intermediate Bond       4.24%     3.67%     3.67%     4.42%     4.67%      N/A       N/A       N/A       N/A       N/A
   Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Government         5.33%     4.82%     4.81%     5.56%     5.82%      N/A       N/A       N/A       N/A       N/A
   Income Fund
------------------------------------------------------------------------------------------------------------------------
International Bond      2.48%     1.88%     2.00%     2.58%     2.83%      N/A       N/A       N/A       N/A       N/A
   Fund
------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free       3.63%     3.04%     3.04%     3.79%     4.04%     5.58%     4.67%     4.67%     5.83%     6.21%
   Bond Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund      3.53%     2.91%     2.91%     3.66%     3.93%     5.20%     4.29%     4.29%     5.39%     5.79%
------------------------------------------------------------------------------------------------------------------------
Tax-Free Short &        2.60%     1.96%     1.89%     2.70%     2.95%     3.84%     2.90%     2.79%     3.99%     4.36%
   Intermediate Bond
   Fund
------------------------------------------------------------------------------------------------------------------------

     Average Annual Total Returns. "Average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ERV

     Where:

     P         = a hypothetical initial payment of $1,000.
     T         = average annual total return.
     n         = number of years.
     ERV       = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

     Average annual total returns of each of the Funds (when they were Predecessor Funds, if applicable) for the period ended June 30, 2002 are as follows:

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------
Class A-4/30/93                           (13.65)%    6.85%       --          8.48%
----------------------------------------------------------------------------------------
Class B-6/21/94                           (13.66)%    7.02%       --          9.82%
----------------------------------------------------------------------------------------
Class C-1/24/96                           (10.02)%    7.25%       --          8.60%
----------------------------------------------------------------------------------------
Class K-4/16/93                            (8.45)%    7.95%       --          8.93%
----------------------------------------------------------------------------------------
Class Y-4/13/93                            (8.31)%    8.26%       --          9.14%
----------------------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                             0.19%     4.87%       --          5.55%
----------------------------------------------------------------------------------------
Class B-3/13/96                            (1.29)%    4.66%       --          4.93%
----------------------------------------------------------------------------------------
Class C-3/25/96                             2.63%     4.99%       --          4.88%
----------------------------------------------------------------------------------------
Class K-11/23/92                            4.41%     5.77%       --          5.99%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             4.78%     6.03%     5.72%         6.05%
----------------------------------------------------------------------------------------
Emerging Markets Fund
----------------------------------------------------------------------------------------
Class A-1/14/97                            (4.77)%   (8.07)%      --         (3.25)%
----------------------------------------------------------------------------------------
Class B-2/25/97                            (5.34)%   (8.13)%      --         (4.82)%
----------------------------------------------------------------------------------------
Class C-3/3/97                             (1.47)%   (7.96)%      --         (4.57)%
----------------------------------------------------------------------------------------
Class K-1/10/97                             0.41%    (7.29)%      --         (2.28)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                            0.66%    (7.12)%      --         (2.00)%
----------------------------------------------------------------------------------------
Future Technology Fund
----------------------------------------------------------------------------------------
Class A-10/26/99                          (51.02)%      --        --        (36.60)%
----------------------------------------------------------------------------------------
Class B-10/26/99                          (51.14)%      --        --        (36.45)%
----------------------------------------------------------------------------------------
Class II-11/16/99                         (49.68)%      --        --        (39.03)%
----------------------------------------------------------------------------------------
Class K-5/25/00                           (48.17)%      --        --        (49.76)%
----------------------------------------------------------------------------------------
Class Y-8/26/99                           (48.02)%      --        --        (31.45)%
----------------------------------------------------------------------------------------
Healthcare Fund
----------------------------------------------------------------------------------------
Class A-2/14/97                           (39.78)%    7.71%       --          6.41%
----------------------------------------------------------------------------------------
Class B-1/31/97                           (39.94)%    7.84%       --          7.05%
----------------------------------------------------------------------------------------
Class C-1/13/97                           (37.40)%    8.10%       --          8.24%
----------------------------------------------------------------------------------------
Class K-4/1/97                            (36.35)%    8.89%       --         11.42%
----------------------------------------------------------------------------------------
Class Y-12/31/96                          (36.15)%    9.19%       --         10.02%
----------------------------------------------------------------------------------------
Index 500 Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                           (20.53)%    2.60%       --         10.23%
----------------------------------------------------------------------------------------
Class B-10/31/95                          (21.21)%    2.60%       --          9.08%
----------------------------------------------------------------------------------------
Class C- not open
----------------------------------------------------------------------------------------
Class K-12/7/92                           (18.56)%    3.02%       --         10.44%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fund and Inception Date                    1 Year   5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (18.40)%    3.27%    11.04%        11.41%
----------------------------------------------------------------------------------------
Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/24/92                            2.46%     5.26%       --          5.21%
----------------------------------------------------------------------------------------
Class B-10/25/94                            0.93%     4.98%       --          5.67%
----------------------------------------------------------------------------------------
Class C-4/19/96                             4.91%     5.31%       --          5.28%
----------------------------------------------------------------------------------------
Class K-11/20/92                            6.72%     6.09%       --          5.64%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             6.99%     6.37%     5.94%         6.09%
----------------------------------------------------------------------------------------
International Bond Fund
----------------------------------------------------------------------------------------
Class A-10/17/96                            9.90%     1.37%       --          1.04%
----------------------------------------------------------------------------------------
Class B-6/9/97                              8.78%     1.11%       --          1.24%
----------------------------------------------------------------------------------------
Class C-6/3/98                             12.69%       --        --          1.66%
----------------------------------------------------------------------------------------
Class K-3/25/97                            14.60%     2.21%       --          2.67%
----------------------------------------------------------------------------------------
Class Y-10/2/96                            14.98%     2.49%       --          2.01%
----------------------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                          (17.91)%   (2.91)%      --          4.23%
----------------------------------------------------------------------------------------
Class B-3/9/94                            (17.95)%   (2.84)%      --          1.79%
----------------------------------------------------------------------------------------
Class C-9/29/95                           (14.53)%   (2.54)%      --          1.46%
----------------------------------------------------------------------------------------
Class K-11/23/92                          (12.96)%   (1.79)%      --          5.00%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (12.70)%   (1.54)%    4.74%         5.21%
----------------------------------------------------------------------------------------
International Growth Fund
----------------------------------------------------------------------------------------
Class A-2/20/97                           (19.01)%   (4.04)%      --         (1.66)%
----------------------------------------------------------------------------------------
Class B-3/19/97                           (19.60)%   (4.15)%      --         (1.20)%
----------------------------------------------------------------------------------------
Class C-2/13/97                           (16.13)%   (3.76)%      --         (1.29)%
----------------------------------------------------------------------------------------
Class K-1/10/97                           (14.65)%   (3.06)%      --         (0.29)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                          (14.46)%   (2.82)%      --         (0.30)%
----------------------------------------------------------------------------------------
Large-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-8/8/94                            (14.06)%    1.72%       --          8.62%
----------------------------------------------------------------------------------------
Class B-8/9/94                            (14.07)%    1.84%       --          8.60%
----------------------------------------------------------------------------------------
Class C-12/5/95                           (10.60)%    2.12%       --          6.27%
----------------------------------------------------------------------------------------
Class K-7/5/94                             (8.98)%    2.87%       --          9.43%
----------------------------------------------------------------------------------------
Class Y-7/5/94                             (8.83)%    3.13%       --          9.69%
----------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-2/15/94                             2.17%     4.83%       --          4.51%
----------------------------------------------------------------------------------------
Class B-7/5/94                              0.66%     4.61%       --          5.35%
----------------------------------------------------------------------------------------
Class C-10/4/96                             4.67%     4.92%       --          4.92%
----------------------------------------------------------------------------------------
Class K-1/3/94                              6.47%     5.68%       --          4.88%
----------------------------------------------------------------------------------------
Class Y-1/3/94                              6.73%     5.94%       --          5.15%
----------------------------------------------------------------------------------------
Micro-Cap Equity Fund
----------------------------------------------------------------------------------------
Class A-12/26/96                           (6.44)%   15.39%       --         19.10%
----------------------------------------------------------------------------------------
Class B-2/24/97                            (6.59)%   15.59%       --         17.90%
----------------------------------------------------------------------------------------
Class C-3/31/97                            (2.65)%   15.83%       --         20.23%
----------------------------------------------------------------------------------------
Class K-12/31/96                           (0.95)%   16.69%       --         20.12%
----------------------------------------------------------------------------------------
Class Y-12/26/96                           (0.66)%   16.96%       --         20.60%
----------------------------------------------------------------------------------------
MidCap Select Fund
----------------------------------------------------------------------------------------
Class A-7/3/00                            (13.77)%      --        --         (5.05)%
----------------------------------------------------------------------------------------
Class B-7/5/00                            (13.97)%      --        --         (4.70)%
----------------------------------------------------------------------------------------
Class II-7/14/00                          (11.18)%      --        --         (6.25)%
----------------------------------------------------------------------------------------
Class K/+/                                    --        --        --            --
----------------------------------------------------------------------------------------
Class Y-6/24/98                            (8.46)%      --        --         10.96%
----------------------------------------------------------------------------------------

----------
/+/ Class K shares of MidCap Select Fumd were not yet offered as of June 30, 2000.

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Multi-Season Growth Fund
----------------------------------------------------------------------------------------
Class A-8/4/93                            (26.03)%   (2.48)%      --          6.17%
----------------------------------------------------------------------------------------
Class B-4/29/93                           (25.92)%   (2.40)%      --          6.13%
----------------------------------------------------------------------------------------
Class C-9/20/93                           (22.97)%   (2.02)%      --          6.17%
----------------------------------------------------------------------------------------
Class K-6/23/95                           (21.63)%   (1.29)%      --          5.96%
----------------------------------------------------------------------------------------
Class Y-8/16/93                           (21.41)%   (1.06)%      --          7.16%
----------------------------------------------------------------------------------------
NetNet Fund
----------------------------------------------------------------------------------------
Class A-8/19/96                           (59.13)%   (1.36)%      --          3.52%
----------------------------------------------------------------------------------------
Class B-6/1/98                            (59.24)%      --        --        (11.51)%
----------------------------------------------------------------------------------------
Class C-11/3/98                           (57.52)%      --        --        (14.84)%
----------------------------------------------------------------------------------------
Class K-4/30/02*                                        --        --        (14.38)%
----------------------------------------------------------------------------------------
Class Y-6/1/98                            (56.68)%      --        --        (10.16)%
----------------------------------------------------------------------------------------
Power Plus Fund
----------------------------------------------------------------------------------------
Class A-3/13/01                           (28.26)%      --        --        (23.37)%
----------------------------------------------------------------------------------------
Class B-3/13/01                           (28.43)%      --        --        (23.07)%
----------------------------------------------------------------------------------------
Class II-3/13/01                          (26.17)%      --        --        (21.16)%
----------------------------------------------------------------------------------------
Class K-3/13/01                           (24.11)%      --        --        (19.98)%
----------------------------------------------------------------------------------------
Class Y-3/13/01                           (23.89)%      --        --        (19.73)%
----------------------------------------------------------------------------------------
Real Estate Equity Investment Fund
----------------------------------------------------------------------------------------
Class A-9/30/94                            10.11%     5.28%       --          9.99%
----------------------------------------------------------------------------------------
Class B-10/3/94                            10.69%     5.33%       --          9.95%
----------------------------------------------------------------------------------------
Class C-1/5/96                             14.68%     5.69%       --          9.99%
----------------------------------------------------------------------------------------
Class K-10/3/96                            16.55%     6.45%       --          9.49%
----------------------------------------------------------------------------------------
Class Y-10/3/94                            16.80%     6.75%       --         11.07%
----------------------------------------------------------------------------------------
Small-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-1/10/97                             4.40%     9.35%       --         11.88%
----------------------------------------------------------------------------------------
Class B-2/11/97                             4.75%     9.50%       --         11.26%
----------------------------------------------------------------------------------------
Class C-1/13/97                             8.78%     9.74%       --         12.21%
----------------------------------------------------------------------------------------
Class K-12/31/96                           10.52%    10.55%       --         13.22%
----------------------------------------------------------------------------------------
Class Y-12/26/96                           10.84%    10.85%       --         13.63%
----------------------------------------------------------------------------------------
Small Company Growth Fund
----------------------------------------------------------------------------------------
Class A-11/23/92                          (28.34)%   (7.17)%      --          4.58%
----------------------------------------------------------------------------------------
Class B-4/28/94                           (28.44)%   (7.32)%      --          3.75%
----------------------------------------------------------------------------------------
Class C-9/26/95                           (25.45)%   (7.09)%      --          1.15%
----------------------------------------------------------------------------------------
Class K-11/23/92                          (24.07)%   (6.40)%      --          5.04%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (23.96)%   (6.17)%    6.97%         6.90%
----------------------------------------------------------------------------------------
Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-10/9/95                             2.21%     4.69%       --          4.82%
----------------------------------------------------------------------------------------
Class B-12/6/94                             0.62%     4.37%       --          5.63%
----------------------------------------------------------------------------------------
Class C-7/7/98                              4.60%      N/A        --          4.55%
----------------------------------------------------------------------------------------
Class K-7/5/94                              6.38%     5.51%       --          5.96%
----------------------------------------------------------------------------------------
Class Y-7/21/94                             6.64%     5.78%       --          6.17%
----------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                            1.40%     3.84%       --          4.16%
----------------------------------------------------------------------------------------
Class B-5/16/96                            (0.09)%    3.57%       --          3.95%
----------------------------------------------------------------------------------------
Class C-7/8/98                              3.88%       --        --          3.84%
----------------------------------------------------------------------------------------
Class K-2/9/87                              5.70%     4.70%     4.76%         5.29%
----------------------------------------------------------------------------------------
Class Y-12/17/92                            5.86%     4.94%       --          4.83%
----------------------------------------------------------------------------------------

----------
*    Returns are not annualized.

---------------------------------------------------------------------------
Fund and Inception Date       1 Year   5 Years   10 Years   Since Inception
---------------------------------------------------------------------------
U.S. Government Income Fund
---------------------------------------------------------------------------
Class A-7/28/94                4.84%    6.14%       --           6.64%
---------------------------------------------------------------------------
Class B-9/6/95                 3.43%    5.94%       --           5.93%
---------------------------------------------------------------------------
Class C-8/12/96                7.33%    6.22%       --           6.12%
---------------------------------------------------------------------------
Class K-7/5/94                 9.25%    7.05%       --           7.19%
---------------------------------------------------------------------------
Class Y-7/5/94                 9.42%    7.30%       --           7.45%
---------------------------------------------------------------------------

     Average Annual Total Return After Taxes on Distributions. "Average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ATV//D//

     Where:

     P         = a hypothetical initial payment of $1,000.
     T         = average annual total return (after taxes on distributions).
     n         = number of years.
     ATV//D//  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns after taxes on distributions of each of the Funds (when they were Predecessor Funds, if applicable) for the period ended June 30, 2002 are as follows:

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------
Class A-4/30/93                           (14.19)%   2.80%        --          5.67%
----------------------------------------------------------------------------------------
Class B-6/21/94                           (13.97)%   3.20%        --          6.95%
----------------------------------------------------------------------------------------
Class C-1/24/96                           (10.33)%   3.48%        --          5.25%
----------------------------------------------------------------------------------------
Class K-4/16/93                            (9.02)%   3.85%        --          6.11%
----------------------------------------------------------------------------------------
Class Y-4/13/93                            (8.97)%   4.05%        --          6.22%
----------------------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                            (2.08)%   2.39%        --          3.04%
----------------------------------------------------------------------------------------
Class B-3/13/96                            (3.34)%   2.45%        --          2.74%
----------------------------------------------------------------------------------------
Class C-3/25/96                             0.59%    2.82%        --          2.69%
----------------------------------------------------------------------------------------
Class K-11/23/92                            2.05%    3.27%        --          3.46%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             2.31%    3.43%      3.11%         3.44%
----------------------------------------------------------------------------------------
Emerging Markets Fund
----------------------------------------------------------------------------------------
Class A-1/14/97                            (4.79)%  (8.27)%       --         (3.45)%
----------------------------------------------------------------------------------------
Class B-2/25/97                            (5.34)%  (8.32)%       --         (5.01)%
----------------------------------------------------------------------------------------
Class C-3/3/97                             (1.47)%  (8.14)%       --         (4.75)%
----------------------------------------------------------------------------------------
Class K-1/10/97                             0.39%   (7.48)%       --         (2.48)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                            0.54%   (7.32)%       --         (2.20)%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Future Technology Fund
----------------------------------------------------------------------------------------
Class A-10/26/99                          (51.02)%     --         --        (36.60)%
----------------------------------------------------------------------------------------
Class B-10/26/99                          (51.14)%     --         --        (36.45)%
----------------------------------------------------------------------------------------
Class II-11/16/99                         (49.68)%     --         --        (39.03)%
----------------------------------------------------------------------------------------
Class K-5/25/00                           (48.17)%     --         --        (49.76)%
----------------------------------------------------------------------------------------
Class Y-8/26/99                           (48.02)%     --         --        (31.46)%
----------------------------------------------------------------------------------------
Healthcare Fund
----------------------------------------------------------------------------------------
Class A-2/14/97                           (39.78)%   7.47%        --          6.19%
----------------------------------------------------------------------------------------
Class B-1/31/97                           (39.94)%   7.59%        --          6.82%
----------------------------------------------------------------------------------------
Class C-1/13/97                           (37.40)%   7.86%        --          8.02%
----------------------------------------------------------------------------------------
Class K-4/1/97                            (36.35)%   8.65%        --         11.19%
----------------------------------------------------------------------------------------
Class Y-12/31/96                          (36.15)%   8.95%        --          9.80%
----------------------------------------------------------------------------------------
Index 500 Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                           (20.82)%   1.70%        --          8.91%
----------------------------------------------------------------------------------------
Class B-10/31/95                          (21.40)%   1.82%        --          7.99%
----------------------------------------------------------------------------------------
Class C- Not open                             --       --         --            --
----------------------------------------------------------------------------------------
Class K-12/7/92                           (18.83)%   2.15%        --          9.15%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (18.74)%   2.30%      9.66%        10.08%
----------------------------------------------------------------------------------------
International Bond Fund
----------------------------------------------------------------------------------------
Class A-10/17/96                            9.26%    0.42%        --          0.16%
----------------------------------------------------------------------------------------
Class B-6/9/97                              8.23%    0.29%        --          0.43%
----------------------------------------------------------------------------------------
Class C-6/3/98                             12.15%      --         --          0.86%
----------------------------------------------------------------------------------------
Class K-3/25/97                            13.93%    1.26%        --          1.77%
----------------------------------------------------------------------------------------
Class Y-10/2/96                            14.09%    1.47%        --          1.06%
----------------------------------------------------------------------------------------
Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/24/92                            0.36%    2.97%        --          2.69%
----------------------------------------------------------------------------------------
Class B-10/25/94                           (0.94)%   2.96%        --          3.54%
----------------------------------------------------------------------------------------
Class C-4/19/96                             3.04%    3.33%        --          3.24%
----------------------------------------------------------------------------------------
Class K-11/20/92                            4.53%    3.78%        --          3.11%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             4.69%    3.96%      3.34%         3.54%
----------------------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                          (18.02)%  (4.29)%       --          2.98%
----------------------------------------------------------------------------------------
Class B-3/9/94                            (17.98)%  (4.08)%       --          0.57%
----------------------------------------------------------------------------------------
Class C-9/29/95                           (14.55)%  (3.76)%       --          0.01%
----------------------------------------------------------------------------------------
Class K-11/23/92                          (13.08)%  (3.18)%       --          3.74%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (12.88)%  (3.00)%     3.47%         4.00%
----------------------------------------------------------------------------------------
International Growth Fund
----------------------------------------------------------------------------------------
Class A-2/20/97                           (19.22)%  (4.73)%       --         (2.32)%
----------------------------------------------------------------------------------------
Class B-3/19/97                           (19.83)%  (4.78)%       --         (1.81)%
----------------------------------------------------------------------------------------
Class C-2/13/97                           (16.36)%  (4.39)%       --         (1.89)%
----------------------------------------------------------------------------------------
Class K-1/10/97                           (14.88)%  (3.76)%       --         (0.94)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                          (14.69)%  (3.55)%       --         (0.98)%
----------------------------------------------------------------------------------------
Large-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-8/8/94                            (14.77)%  (0.26)%       --          6.56%
----------------------------------------------------------------------------------------
Class B-8/9/94                            (14.72)%   0.06%        --          6.79%
----------------------------------------------------------------------------------------
Class C-12/5/95                           (11.25)%   0.35%        --          4.33%
----------------------------------------------------------------------------------------
Class K-7/5/94                             (9.74)%   0.87%        --          7.38%
----------------------------------------------------------------------------------------
Class Y-7/5/94                             (9.67)%   1.02%        --          7.53%
----------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-2/15/94                             1.37%    4.55%        --          3.65%
----------------------------------------------------------------------------------------
Class B-7/5/94                              0.00%    4.37%        --          4.64%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Class C-10/4/96                             4.01%    4.69%        --          4.64%
----------------------------------------------------------------------------------------
Class K-1/3/94                              5.64%    5.41%        --          4.02%
----------------------------------------------------------------------------------------
Class Y-1/3/94                              5.84%    5.65%        --          4.25%
----------------------------------------------------------------------------------------
Micro-Cap Equity Fund
----------------------------------------------------------------------------------------
Class A-12/26/96                           (6.44)%  14.61%        --         18.38%
----------------------------------------------------------------------------------------
Class B-2/24/97                            (6.59)%  14.80%        --         17.15%
----------------------------------------------------------------------------------------
Class C-3/31/97                            (2.65)%  15.03%        --         19.45%
----------------------------------------------------------------------------------------
Class K-12/31/96                           (0.95)%  15.90%        --         19.39%
----------------------------------------------------------------------------------------
Class Y-12/26/96                           (0.66)%  16.18%        --         19.87%
----------------------------------------------------------------------------------------
MidCap Select Fund
----------------------------------------------------------------------------------------
Class A-7/3/00                            (13.77)%     --         --         (6.85)%
----------------------------------------------------------------------------------------
Class B-7/5/00                            (13.97)%     --         --         (6.59)%
----------------------------------------------------------------------------------------
Class II-7/14/00                          (11.18)%     --         --         (8.07)%
----------------------------------------------------------------------------------------
Class K/+/                                    --       --         --            --
----------------------------------------------------------------------------------------
Class Y-6/24/98                            (8.46)%     --         --          9.66%
----------------------------------------------------------------------------------------
Multi-Season Growth Fund
----------------------------------------------------------------------------------------
Class A-8/4/93                            (26.66)%  (3.85)%       --          5.05%
----------------------------------------------------------------------------------------
Class B-4/29/93                           (26.63)%  (3.86)%       --          5.02%
----------------------------------------------------------------------------------------
Class C-9/20/93                           (23.68)%  (3.46)%       --          5.00%
----------------------------------------------------------------------------------------
Class K-6/23/95                           (22.30)%  (2.68)%       --          4.55%
----------------------------------------------------------------------------------------
Class Y-8/16/93                           (22.07)%  (2.44)%       --          6.01%
----------------------------------------------------------------------------------------
NetNet Fund
----------------------------------------------------------------------------------------
Class A-8/19/96                           (59.13)%  (2.60)%       --          2.28%
----------------------------------------------------------------------------------------
Class B-6/1/98                            (59.24)%     --         --        (11.67)%
----------------------------------------------------------------------------------------
Class C-11/3/98                           (57.52)%     --         --        (15.00)%
----------------------------------------------------------------------------------------
Class K-4/30/02*                              --       --         --        (14.38)%
----------------------------------------------------------------------------------------
Class Y-6/1/98                            (56.68)%     --         --        (10.31)%
----------------------------------------------------------------------------------------
Power Plus Fund
----------------------------------------------------------------------------------------
Class A-3/13/01                           (28.49)%     --         --        (23.56)%
----------------------------------------------------------------------------------------
Class B-3/13/01                           (28.68)%     --         --        (23.27)%
----------------------------------------------------------------------------------------
Class II-3/13/01                          (26.42)%     --         --        (21.36)%
----------------------------------------------------------------------------------------
Class K-3/13/01                           (24.36)%     --         --        (20.18)%
----------------------------------------------------------------------------------------
Class Y-3/13/01                           (24.13)%     --         --        (19.93)%
----------------------------------------------------------------------------------------
Real Estate Equity Investment Fund
----------------------------------------------------------------------------------------
Class A-9/30/94                             7.98%    3.18%        --          7.93%
----------------------------------------------------------------------------------------
Class B-10/3/94                             8.78%    3.46%        --          8.18%
----------------------------------------------------------------------------------------
Class C-1/5/96                             12.78%    3.85%        --          8.21%
----------------------------------------------------------------------------------------
Class K-10/3/96                            14.30%    4.33%        --          7.35%
----------------------------------------------------------------------------------------
Class Y-10/3/94                            14.44%    4.53%        --          8.90%
----------------------------------------------------------------------------------------
Small-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-1/10/97                             1.88%    8.06%        --         10.65%
----------------------------------------------------------------------------------------
Class B-2/11/97                             2.20%    8.38%        --         10.19%
----------------------------------------------------------------------------------------
Class C-1/13/97                             6.23%    8.63%        --         11.15%
----------------------------------------------------------------------------------------
Class K-12/31/96                            7.85%    9.25%        --         11.98%
----------------------------------------------------------------------------------------
Class Y-12/26/96                            8.11%    9.46%        --         12.31%
----------------------------------------------------------------------------------------
Small Company Growth Fund
----------------------------------------------------------------------------------------
Class A-11/23/92                          (28.34)%  (8.71)%       --          2.98%
----------------------------------------------------------------------------------------
Class B-4/28/94                           (28.44)%  (8.96)%       --          1.89%
----------------------------------------------------------------------------------------
Class C-9/26/95                           (25.45)%  (8.68)%       --         (1.01)%
----------------------------------------------------------------------------------------

----------
/+/ Class K shares of MidCap Select Fund were not yet offered as of June 30, 2002.
*    Returns are not annualized.

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Class K-11/23/92                          (24.07)%  (7.96)%       --         3.42%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (23.96)%  (7.73)%     5.39%        5.40%
----------------------------------------------------------------------------------------
Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-10/9/95                             1.26%    4.22%        --         4.09%
----------------------------------------------------------------------------------------
Class B-12/6/94                            (0.21)%   3.92%        --         4.87%
----------------------------------------------------------------------------------------
Class C-7/7/98                              3.77%      --         --         4.11%
----------------------------------------------------------------------------------------
Class K-7/5/94                              5.40%    5.03%        --         5.04%
----------------------------------------------------------------------------------------
Class Y-7/21/94                             5.61%    5.29%        --         5.21%
----------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                            0.55%    3.57%        --         3.27%
----------------------------------------------------------------------------------------
Class B-5/16/96                            (0.81)%   3.32%        --         3.59%
----------------------------------------------------------------------------------------
Class C-7/8/98                              3.16%      --         --         3.59%
----------------------------------------------------------------------------------------
Class K-2/9/87                              4.81%    4.43%      3.82%        4.07%
----------------------------------------------------------------------------------------
Class Y-12/17/92                            4.92%    4.65%        --         3.90%
----------------------------------------------------------------------------------------
U.S. Government Income Fund
----------------------------------------------------------------------------------------
Class A-7/28/94                             2.59%    3.71%        --         4.03%
----------------------------------------------------------------------------------------
Class B-9/6/95                              1.42%    3.78%        --         3.71%
----------------------------------------------------------------------------------------
Class C-8/12/96                             5.33%    4.09%        --         3.96%
----------------------------------------------------------------------------------------
Class K-7/5/94                              6.91%    4.59%        --         4.59%
----------------------------------------------------------------------------------------
Class Y-7/5/94                              6.97%    4.73%        --         4.74%
----------------------------------------------------------------------------------------

     Average Annual Total Return After Taxes on Distributions and Redemptions. "Average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         P(1+T)/n/=ATV//DR//

     Where:

     P         = a hypothetical initial payment of $1,000.
     T         = average annual total return (after taxes on distributions and redemptions).
     n         = number of years.
     ATV//DR// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns after taxes on distributions and redemptions of each of the Funds (when they were Predecessor Funds, if applicable) for the period ended June 30, 2002 are as follows:

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------
Class A-4/30/93                            (8.38)%     4.23%      --           6.01%
----------------------------------------------------------------------------------------
Class B-6/21/94                            (8.39)%     4.54%      --           7.22%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Class C-1/24/96                            (6.15)%     4.75%      --           5.99%
----------------------------------------------------------------------------------------
Class K-4/16/93                            (5.19)%     5.13%      --           6.41%
----------------------------------------------------------------------------------------
Class Y-4/13/93                            (5.10)%     5.32%      --           6.52%
----------------------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                             0.08%      2.64%      --           3.17%
----------------------------------------------------------------------------------------
Class B-3/13/96                            (0.82)%     2.62%      --           2.85%
----------------------------------------------------------------------------------------
Class C-3/25/96                             1.59%      2.91%      --           2.81%
----------------------------------------------------------------------------------------
Class K-11/23/92                            2.67%      3.37%      --           3.53%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             2.89%      3.53%    3.25%          3.55%
----------------------------------------------------------------------------------------
Emerging Markets Fund
----------------------------------------------------------------------------------------
Class A-1/14/97                            (2.93)%    (6.28)%     --          (2.62)%
----------------------------------------------------------------------------------------
Class B-2/25/97                            (3.28)%    (6.34)%     --          (3.84)%
----------------------------------------------------------------------------------------
Class C-3/3/97                             (0.90)%    (6.21)%     --          (3.65)%
----------------------------------------------------------------------------------------
Class K-1/10/97                             0.25%     (5.69)%     --          (1.86)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                            0.38%     (5.53)%     --          (1.60)%
----------------------------------------------------------------------------------------
Future Technology Fund
----------------------------------------------------------------------------------------
Class A-10/26/99                          (31.33)%       --       --         (26.65)%
----------------------------------------------------------------------------------------
Class B-10/26/99                          (31.40)%       --       --         (26.55)%
----------------------------------------------------------------------------------------
Class II-11/16/99                         (30.50)%       --       --         (28.26)%
----------------------------------------------------------------------------------------
Class K-5/25/00                           (29.57)%       --       --         (36.25)%
----------------------------------------------------------------------------------------
Class Y-8/26/99                           (29.48)%       --       --         (23.12)%
----------------------------------------------------------------------------------------
Healthcare Fund
----------------------------------------------------------------------------------------
Class A-2/14/97                           (24.43)%     6.30%      --           5.22%
----------------------------------------------------------------------------------------
Class B-1/31/97                           (24.52)%     6.41%      --           5.76%
----------------------------------------------------------------------------------------
Class C-1/13/97                           (22.96)%     6.63%      --           6.77%
----------------------------------------------------------------------------------------
Class K-4/1/97                            (22.32)%     7.29%      --           9.47%
----------------------------------------------------------------------------------------
Class Y-12/31/96                          (22.20)%     7.55%      --           8.29%
----------------------------------------------------------------------------------------
Index 500 Fund
----------------------------------------------------------------------------------------
Class A-12/9/92                           (12.60)%     1.90%      --           8.08%
----------------------------------------------------------------------------------------
Class B-10/31/95                          (13.02)%     1.96%      --           7.20%
----------------------------------------------------------------------------------------
Class C- not open                             --         --       --             --
----------------------------------------------------------------------------------------
Class K-12/7/92                           (11.39)%     2.25%      --           8.29%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (11.29)%     2.41%    8.78%          9.17%
----------------------------------------------------------------------------------------
Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/24/92                            1.46%      3.04%      --           2.87%
----------------------------------------------------------------------------------------
Class B-10/25/94                            0.53%      2.96%      --           3.48%
----------------------------------------------------------------------------------------
Class C-4/19/96                             2.97%      3.26%      --           3.20%
----------------------------------------------------------------------------------------
Class K-11/20/92                            4.08%      3.71%      --           3.23%
----------------------------------------------------------------------------------------
Class Y-12/1/91                             4.23%      3.89%    3.45%          3.62%
----------------------------------------------------------------------------------------
International Bond Fund
----------------------------------------------------------------------------------------
Class A-10/17/96                            6.04%      0.63%      --           0.40%
----------------------------------------------------------------------------------------
Class B-6/9/97                              5.36%      0.49%      --           0.60%
----------------------------------------------------------------------------------------
Class C-6/3/98                              7.76%        --       --           0.95%
----------------------------------------------------------------------------------------
Class K-3/25/97                             8.93%      1.31%      --           1.71%
----------------------------------------------------------------------------------------
Class Y-10/2/96                             9.15%      1.50%      --           1.14%
----------------------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                          (11.00)%    (2.26)%     --           3.32%
----------------------------------------------------------------------------------------
Class B-3/9/94                            (11.03)%    (2.10)%     --           1.36%
----------------------------------------------------------------------------------------
Class C-9/29/95                            (8.92)%    (1.88)%     --           1.12%
----------------------------------------------------------------------------------------
Class K-11/23/92                           (7.96)%    (1.38)%     --           3.98%
----------------------------------------------------------------------------------------
Class Y-12/1/91                            (7.80)%    (1.22)%   3.73%          4.15%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
International Growth Fund
----------------------------------------------------------------------------------------
Class A-2/20/97                           (11.49)%    (3.14)%     --          (1.28)%
----------------------------------------------------------------------------------------
Class B-3/19/97                           (11.83)%    (3.18)%     --          (0.88)%
----------------------------------------------------------------------------------------
Class C-2/13/97                            (9.70)%    (2.89)%     --          (0.95)%
----------------------------------------------------------------------------------------
Class K-1/10/97                            (8.80)%    (2.38)%     --          (0.19)%
----------------------------------------------------------------------------------------
Class Y-12/31/96                           (8.69)%    (2.20)%     --          (0.21)%
----------------------------------------------------------------------------------------
Large-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-8/8/94                             (8.10)%     1.08%      --           6.60%
----------------------------------------------------------------------------------------
Class B-8/9/94                             (8.08)%     1.31%      --           6.75%
----------------------------------------------------------------------------------------
Class C-12/5/95                            (5.94)%     1.54%      --           4.76%
----------------------------------------------------------------------------------------
Class K-7/5/94                             (4.95)%     2.01%      --           7.31%
----------------------------------------------------------------------------------------
Class Y-7/5/94                             (4.86)%     2.16%      --           7.47%
----------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-2/15/94                             2.02%      4.47%      --           3.64%
----------------------------------------------------------------------------------------
Class B-7/5/94                              0.99%      4.20%      --           4.40%
----------------------------------------------------------------------------------------
Class C-10/4/96                             3.45%      4.46%      --           4.42%
----------------------------------------------------------------------------------------
Class K-1/3/94                              4.69%      5.18%      --           3.95%
----------------------------------------------------------------------------------------
Class Y-1/3/94                              4.90%      5.43%      --           4.17%
----------------------------------------------------------------------------------------
Micro-Cap Equity Fund
----------------------------------------------------------------------------------------
Class A-12/26/96                           (3.95)%    12.49%      --          15.87%
----------------------------------------------------------------------------------------
Class B-2/24/97                            (4.05)%    12.67%      --          14.77%
----------------------------------------------------------------------------------------
Class C-3/31/97                            (1.63)%    12.88%      --          16.80%
----------------------------------------------------------------------------------------
Class K-12/31/96                           (0.58)%    13.63%      --          16.78%
----------------------------------------------------------------------------------------
Class Y-12/26/96                           (0.41)%    13.87%      --          17.21%
----------------------------------------------------------------------------------------
MidCap Select Fund
----------------------------------------------------------------------------------------
Class A-7/3/00                             (8.45)%       --       --          (4.83)%
----------------------------------------------------------------------------------------
Class B-7/5/00                             (8.58)%       --       --          (4.59)%
----------------------------------------------------------------------------------------
Class II-7/14/00                           (6.87)%       --       --          (5.78)%
----------------------------------------------------------------------------------------
Class K/+/                                    --         --       --             --
----------------------------------------------------------------------------------------
Class Y-6/24/98                            (5.19)%       --       --           8.36%
----------------------------------------------------------------------------------------
Multi-Season Growth Fund
----------------------------------------------------------------------------------------
Class A-8/4/93                            (15.34)%    (1.63)%     --           5.25%
----------------------------------------------------------------------------------------
Class B-4/29/93                           (15.18)%    (1.52)%     --           5.20%
----------------------------------------------------------------------------------------
Class C-9/20/93                           (13.38)%    (1.23)%     --           5.29%
----------------------------------------------------------------------------------------
Class K-6/23/95                           (12.61)%    (0.69)%     --           5.05%
----------------------------------------------------------------------------------------
Class Y-8/16/93                           (12.49)%    (0.52)%     --           6.08%
----------------------------------------------------------------------------------------
NetNet Fund
----------------------------------------------------------------------------------------
Class A-8/19/96                           (36.30)%    (1.40)%     --           2.52%
----------------------------------------------------------------------------------------
Class B-6/1/98                            (36.37)%       --       --          (8.69)%
----------------------------------------------------------------------------------------
Class C-11/3/98                           (35.32)%       --       --         (11.17)%
----------------------------------------------------------------------------------------
Class K-5/3/01*                                          --       --          (8.83)%
----------------------------------------------------------------------------------------
Class Y-6/1/98                            (34.80)%       --       --          (7.71)%
----------------------------------------------------------------------------------------
Power Plus Fund
----------------------------------------------------------------------------------------
Class A-3/13/01                           (17.36)%       --       --         (18.64)%
----------------------------------------------------------------------------------------
Class B-3/13/01                           (17.47)%       --       --         (18.40)%
----------------------------------------------------------------------------------------
Class II-3/13/01                          (16.08)%       --       --         (16.90)%
----------------------------------------------------------------------------------------
Class K-3/13/01                           (14.82)%       --       --         (15.97)%
----------------------------------------------------------------------------------------
Class Y-3/13/01                           (14.68)%       --       --         (15.78)%
----------------------------------------------------------------------------------------
Real Estate Equity Investment Fund
----------------------------------------------------------------------------------------

/+/  Class K shares of MidCap Select Fund were not yet offered as of June 30,
     2002.
*    Returns are not annualized.
                                       78

----------------------------------------------------------------------------------------
Fund and Inception Date                   1 Year    5 Years   10 Years   Since Inception
----------------------------------------------------------------------------------------
Class A-9/30/94                             6.04%      3.12%      --           7.15%
----------------------------------------------------------------------------------------
Class B-10/3/94                             6.42%      3.31%      --           7.32%
----------------------------------------------------------------------------------------
Class C-1/5/96                              8.87%      3.62%      --           7.31%
----------------------------------------------------------------------------------------
Class K-10/3/96                             9.99%      4.08%      --           6.63%
----------------------------------------------------------------------------------------
Class Y-10/3/94                            10.13%      4.27%      --           8.02%
----------------------------------------------------------------------------------------
Small-Cap Value Fund
----------------------------------------------------------------------------------------
Class A-1/10/97                             2.59%      6.95%      --           9.18%
----------------------------------------------------------------------------------------
Class B-2/11/97                             2.82%      7.19%      --           8.75%
----------------------------------------------------------------------------------------
Class C-1/13/97                             5.29%      7.40%      --           9.57%
----------------------------------------------------------------------------------------
Class K-12/31/96                            6.34%      7.97%      --          10.33%
----------------------------------------------------------------------------------------
Class Y-12/26/96                            6.52%      8.16%      --          10.64%
----------------------------------------------------------------------------------------
Small Company Growth Fund
----------------------------------------------------------------------------------------
Class A-11/23/92                          (17.40)%    (5.59)%     --           3.58%
----------------------------------------------------------------------------------------
Class B-4/28/94                           (17.46)%    (5.67)%     --           2.91%
----------------------------------------------------------------------------------------
Class C-9/26/95                           (15.63)%    (5.49)%     --           0.75%
----------------------------------------------------------------------------------------
Class K-11/23/92                          (14.78)%    (5.00)%     --           3.99%
----------------------------------------------------------------------------------------
Class Y-12/1/91                           (14.71)%    (4.85)%   5.65%          5.62%
----------------------------------------------------------------------------------------
Tax-Free Bond Fund
----------------------------------------------------------------------------------------
Class A-10/9/95                             2.15%      4.35%      --           4.18%
----------------------------------------------------------------------------------------
Class B-12/6/94                             1.07%      4.00%      --           4.72%
----------------------------------------------------------------------------------------
Class C-7/7/98                              3.51%        --       --           4.15%
----------------------------------------------------------------------------------------
Class K-7/5/94                              4.74%      5.04%      --           4.95%
----------------------------------------------------------------------------------------
Class Y-7/21/94                             4.95%      5.29%      --           5.12%
----------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund
----------------------------------------------------------------------------------------
Class A-11/30/92                            1.58%      3.65%      --           3.30%
----------------------------------------------------------------------------------------
Class B-5/16/96                             0.56%      3.34%      --           3.54%
----------------------------------------------------------------------------------------
Class C-7/8/98                              2.99%        --       --           3.51%
----------------------------------------------------------------------------------------
Class K-2/9/87                              4.24%      4.37%    3.77%          4.01%
----------------------------------------------------------------------------------------
Class Y-12/17/92                            4.39%      4.60%      --           3.87%
----------------------------------------------------------------------------------------
U.S. Government Income Fund
----------------------------------------------------------------------------------------
Class A-7/28/94                             2.90%      3.68%      --           3.99%
----------------------------------------------------------------------------------------
Class B-9/6/95                              2.05%      3.67%      --           3.63%
----------------------------------------------------------------------------------------
Class C-8/12/96                             4.45%      3.91%      --           3.82%
----------------------------------------------------------------------------------------
Class K-7/5/94                              5.61%      4.42%      --           4.46%
----------------------------------------------------------------------------------------
Class Y-7/5/94                              5.71%      4.56%      --           4.61%
----------------------------------------------------------------------------------------

     Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                     ERV-1
                                                     -----
                         Aggregate Total Return =      P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A shares of the Bond Funds, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations that do not reflect the sales charge will, of course, be higher than quotations which do.

     All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business.

     Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Money Market Funds, the Funds will not typically derive net long-term capital gains.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the applicable Money Market Fund continuously maintains a net asset value of $1.00 per share of such Fund, a shareholder of such a Fund will not recognize gain or loss upon a sale or exchange of such shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short & Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     Michigan Tax Considerations - Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund. Dividends paid by the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund that are derived from interest attributable to municipal obligations issued by the state of Michigan or its political subdivisions ("Michigan Municipal Obligations") will be exempt from Michigan income tax and the Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan income tax and the Michigan Single Business Tax, even though the dividends may be exempt for Federal income tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from Federal income tax, are exempt from Michigan income tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan income tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan estate taxes and taxes measured by gain on the sale, payment, or other disposition thereof.

     International Equity Fund, International Growth Fund, Emerging Markets Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the International Bond Fund (or any other Fund that invests in foreign securities) from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to a Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

     Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     MST is a Delaware statutory trust. MFFT is a Massachusetts business trust. MFI is a Maryland corporation. Under the each Declaration of Trust of MST and MFFT, the beneficial interest in MST or MFFT may be divided into an unlimited number of full and fractional transferable shares. MST's and MFFT's Declaration of Trust and MFI's Articles of Incorporation authorize the Board to classify or reclassify any authorized but unissued shares of MST, MFFT and MFI into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

     Pursuant to such authority, MST's Board has authorized the issuance of an unlimited number of shares of beneficial interest in MST, representing interests in the Balanced Fund, Bond Fund, Cash Investment Fund, Emerging Markets Fund, Index 500 Fund, Intermediate Bond Fund, International Bond Fund, International Equity Fund, International Growth Fund, Large-Cap Value Fund, Michigan Tax-Free Bond Fund, MidCap Select Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Tax-Free Bond Fund, Tax-Free Short & Intermediate Bond Fund, Tax-Free Money Market Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund. The shares of each Fund (other than the Index 500 Fund, MidCap Select Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes:
Class A, Class B, Class C, Class K and Class Y shares. The MidCap Select Fund offers Class A, Class B, Class II, Class K and Class Y shares. The Index 500 Fund offers only Class A, Class B, Class K and Class Y shares. The Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A shares, Class K shares and Class Y shares.

     Pursuant to such authority, MFFT's Board has authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the Healthcare Fund. The shares of the Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares.

     Pursuant to such authority, MFI's Board of Directors has authorized the issuance of shares of common stock representing interests in the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund. The Micro-Cap Equity Fund and the NetNet Fund are offered in five separate classes:
Class A, Class B, Class C, Class K and Class Y shares. The Future Technology Fund and Power Plus Fund offer Class A, Class B, Class II, Class K and Class Y shares.

     The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of MST, MFI or MFFT or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and MST's, MFI's, MFFT's, other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class A shares, only Class B shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class B shares, only Class C shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund's Class C shares, only Class II shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund's Class II shares and only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund's Class K shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by MST, MFI or MFFT, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as MST, MFI or MFFT, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors/trustees may be effectively acted upon by shareholders of MST, MFI or MFFT voting together in the aggregate without regard to a particular Fund.

     Shares of MST, MFI and MFFT have non-cumulative voting rights and, accordingly, the holders of more than 50% of MST's, MFI's and MFFT's outstanding shares (irrespective of class) may elect all of its trustees or directors, as applicable. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by each of MST, MFI and MFFT.

     Shareholder meetings to elect Directors/Trustees will not be held unless and until such time as required by law. At that time, the Directors/Trustees then in office will call a shareholders' meeting to elect Directors/Trustees. Except as set forth above, the Directors/Trustees will continue to hold office and may appoint successor Directors/Trustees. Meetings of the shareholders of MST, MFI or MFFT shall be called by the Directors/Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     MST's and MFFT's Declaration of Trust, as amended, each authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. MST's and MFFT's Boards may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

     Notwithstanding any provision of law requiring a greater vote of MST's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by MST's Declaration of Trust, MST may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and MST's other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of MFI's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by MFI's Articles of Incorporation, MFI may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and MFI's other funds, if any (voting together without regard to class).

                                OTHER INFORMATION

     Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent auditors of the Funds.

     Control Persons and Principal Holders of Securities. As of April 1, 2003, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds (including when they were Predecessor Funds, if applicable).

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class A                        MERRILL LYNCH PIERCE FENNER & SMITH FBO         20.946
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class A                        COMMUNITY BANK NA CUST                          15.022
                                             FBO HANYS 401K PLAN
                                             6 RHOADES DRIVE
                                             UTICA NY 13502
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class A                        WELLS FARGO BANK WEST NA CUST                     5.101
                                             FBO COUNTY OF TULARE
                                             DEFERRED COMPENSATION PLAN
                                             C/O GREAT-WEST
                                             8515 E ORCHARD RD APT 2T2
                                             ENGLEWOOD CO 80111-5037
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class B                        MERRILL LYNCH PIERCE FENNER & SMITH FBO          25.042
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class C                        MERRILL LYNCH PIERCE FENNER & SMITH FBO          27.594
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class K                        CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class Y                        CALHOUN & CO                                     54.797
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class Y                        CHARTER TOWNSHIP OF CLINTON                      23.834
                                             PUBLIC EMPLOYEE HEALTH CARE FUND
                                             40700 ROMEO PLANK
                                             CLINTON TOWNSHIP MI 48038
----------------------------------------------------------------------------------------------------------
Balanced Fund-Class Y                        COMERICA BANK FBO                                12.778
                                             HENRY FORD HLTH SYS RETIRE SVGS
                                             ATTN: MUTUAL FUND UNIT / MC3446
                                             P.O. BOX 75000 / MC3446
                                             DETROIT, MI 48275
----------------------------------------------------------------------------------------------------------
Bond Fund-Class A                            CIRCLE TRUST COMPANY CO CUST FBO                 30.772
                                             GOLDK OMNIBUS ACCOUNT
                                             METRO CENTER
                                             ONE STATION PLACE
                                             STAMFORD CT 06902
----------------------------------------------------------------------------------------------------------
Bond Fund-Class A                            MERRILL LYNCH PIERCE FENNER & SMITH FBO           9.555
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Bond Fund-Class A                            PAINEWEBBER FOR THE BENEFIT OF                    7.041
                                             COMERICA BANK,TTEE EMORY FORD
                                             RESIDUARY T/U/W DTD 7/31/70
                                             (MUTUAL FUND ACCT)
                                             500 WOODWARD AVE MC 3300
                                             DETROIT MI 48226-3416
----------------------------------------------------------------------------------------------------------
Bond Fund-Class B                            MERRILL LYNCH PIERCE FENNER & SMITH FBO          36.288
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Bond Fund-Class C                            MERRILL LYNCH PIERCE FENNER & SMITH FBO          49.275
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Bond Fund-Class C                            PAINEWEBBER FOR THE BENEFIT OF                    5.573
                                             ELSA E. STARRELLS SUCC TTEE
                                             FBO THE KUN FAMILY TRUST
                                             DTD 9-27-90.
                                             295 BUCKINGHAM WAY #303
                                             SAN FRANCISCO CA 94132-1803
----------------------------------------------------------------------------------------------------------
Bond Fund-Class K                            CALHOUN & CO                                     99.802
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Bond Fund-Class Y                            CALHOUN & CO                                     99.537
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class A                 NATIONAL FINANICAL SERVICES CORP                 85.189
                                             FOR THE EXCLUSIVE BENEFIT OF
                                             OUR CUSTOMERS
                                             ATTN: MUTUAL FUNDS 5TH FL
                                             P O BOX 3908 CHURCH STREET STATION
                                             NEW YORK NY 10008-3908
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class C                 PFPC TRUST COMPANY AS CUSTODIAN                   5.237
                                             JOSEPH P NAGY TRANS/IRA
                                             21917 HUNTMASTER DR
                                             LAYTONSVILLE MD 20882
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class K                 CALHOUN & CO                                     99.945
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class Y                 CALHOUN & CO                                     96.483
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class A                MERRILL LYNCH PIERCE FENNER & SMITH FBO          16.280
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class A                CHARLES SCHWAB & CO INC                           7.409
                                             SPECIAL CUSTODY ACT FOR THE
                                             BENEFIT OF CUSTOMERS
                                             ATTN MUTUAL FUNDS
                                             101 MONTGOMERY STREET
                                             SAN FRANCISCO CA 94104
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class B                MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.675
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C                PFPC TRUST COMPANY AS CUSTODIAN                   8.843
                                             FBO THOMAS F CASEY
                                             R/O IRA
                                             19 W EMERSON STREET
                                             MELROSE MA 02176
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C                MERRILL LYNCH PIERCE FENNER & SMITH FBO           8.389
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C                PERSHING LLC                                      8.356
                                             P.O. BOX 2052
                                             JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C                NFSC FEBO                                         6.609
                                             ERNEST E ELLIOTT
                                             CATHY ELLIOTT
                                             35 WOODSIDE DRIVE
                                             BOLTON MA 01740
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C                FERRIS, BAKER WATTS, INC                          5.796
                                             FBW C/F KIERNAN FRANCES B
                                             A/C 3202-1313
                                             3801 CANTERBURY ROAD #1002
                                             BALTIMORE MD 21218-2379
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class K                CALHOUN & CO                                     99.996
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class Y                CALHOUN & CO                                     89.596
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class A               MERRILL LYNCH PIERCE FENNER & SMITH FBO           9.012
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class B               MERRILL LYNCH PIERCE FENNER & SMITH FBO          19.399
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class II              MERRILL LYNCH PIERCE FENNER & SMITH FBO          13.594
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class K               CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y               CALHOUN & CO                                     40.777
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y               MUNDER FUND OF FUNDS                             32.022
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y               FIFTH THIRD BANK TTEE FBO                         8.924
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y               STERLING TRUST CO TTEE                            6.217
                                             FBO MUNDER CAPITAL MANAGEMENT
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class A                      MERRILL LYNCH PIERCE FENNER & SMITH FBO          18.410
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class B                      MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.298
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class C                      MERRILL LYNCH PIERCE FENNER & SMITH FBO          27.836
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class K                      CALHOUN & CO                                     74.442
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class K                      SEMA AND CO                                      19.576
                                             12 E 49ST 41FL
                                             NEW YORK, NY 10017
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class Y                      CALHOUN & CO                                     81.438
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Healthcare Fund-Class Y                      STERLING TRUST CO TTEE                            6.462
                                             FBO MUNDER CAPITAL MANAGEMENT
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
Index 500 Fund-Class A                       MERRILL LYNCH PIERCE FENNER & SMITH FBO          18.303
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Index 500 Fund-Class B                       MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.679
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Index 500 Fund-Class K                       CALHOUN & CO                                     99.859
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Index 500 Fund-Class Y                       CALHOUN & CO                                     92.954
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class A               MERRILL LYNCH PIERCE FENNER & SMITH FBO           8.338
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class A               STERLING TRUST CO TTEE                            5.352
                                             FBO PEAKER SERVICES INC
                                             1380 LAWRENCE STREET SUITE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class B               MERRILL LYNCH PIERCE FENNER & SMITH FBO          47.705
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class C               MERRILL LYNCH PIERCE FENNER & SMITH FBO          48.453
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class K               CALHOUN & CO                                     99.689
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class Y               CALHOUN & CO                                     97.160
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class A              WEXFORD CLEARING SERVICES CORP FBO                8.508
                                             ALLESCO, LTD.
                                             CHARLOTTE HOUSE, CHARLOTTE ST.
                                             P.O. BOX N65 2ND FLOOR
                                             NASSAU
                                             THE BAHAMAS
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class A              H&R BLOCK FINANCIAL ADVISORS                     34.395
                                             THE DIME BUILDING
                                             719 GRISWOLD STREET, STE 1700
                                             DETROIT, MI 48226
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class A              LEHMAN BROTHERS, INC.                            27.037
                                             101 HUDSON STREET, 31ST FLOOR
                                             JERSEY CITY, NJ 07302
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class A              WEXFORD CLEARING SERVICES CORP FBO                7.912
                                             STRATEGIC ALLIANCE PTRNS, LLC
                                             30 S WACKER DR STE 1920
                                             CHICAGO IL 60606-7400
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class B              MORGAN KEEGAN & COMPANY, INC.                     5.458
                                             FBO MORGAN KEEGAN C/F
                                             WILLIAM MICHAEL COX IRA
                                             4487 OLD COUNTRY WAY
                                             SNELLVILLE GA 30039
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class B              MERRILL LYNCH PIERCE FENNER & SMITH FBO          15.242
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class B              FIRST CLEARING CORPORATION                        6.749
                                             ROY WEDGE &
                                             4016 CHAMPIONS DRIVE
                                             LUFKIN TX 75901-7755
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class B              RBC DAIN RAUSCHER FBO                             6.759
                                             BOOG-SCOTT FAM LTD PARTNERSHIP
                                             JOHN BOOG-SCOTT GEN'L PARTNER
                                             4232 DANMIRE
                                             RICHARDSON TX 5082
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class C              PRUDENTIAL SECURITIES INC. FBO                    6.467
                                             MR STUART B HIRSCH
                                             11 EAST PKWY
                                             CLIFTON NJ 07014-1201
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class C              MERRILL LYNCH PIERCE FENNER & SMITH FBO          21.809
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class C              LEHMAN BROTHERS, INC.                             6.695
                                             101 HUDSON STREET, 31ST FLOOR
                                             JERSEY CITY, NJ 07302
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class C              LPL FINANCIAL SERVICES                            6.520
                                             9785 TOWNE CENTRE DRIVE
                                             SAN DIEGO CA 92121-1968
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class C              PRUDENTIAL SECURITIES INC. FBO                    5.119
                                             GAIL SULLINGER PS PLAN DTD
                                             FBO MRS GAIL SULLINGER
                                             27 GLEN DR
                                             BARDONIA NY 10954-1507
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class K              CALHOUN & CO                                     99.960
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI  48275-3446
----------------------------------------------------------------------------------------------------------
International Bond Fund-Class Y              CALHOUN & CO                                     99.441
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI  48275-3446
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class A            LASALLE BANK NATIONAL ASSOCIATION                19.161
                                             OMNIBUS 76
                                             P O BOX 1443
                                             CHICAGO IL 60690-1443
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class A            MERRILL LYNCH PIERCE FENNER & SMITH FBO           8.381
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class B            MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.116
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class C            MERRILL LYNCH PIERCE FENNER & SMITH FBO          65.589
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class C            PFPC TRUST COMPANY AS CUSTODIAN                   5.680
                                             FBO THOMAS F CASEY
                                             R/O IRA
                                             19 W EMERSON STREET
                                             MELROSE MA 02176
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class K            CALHOUN & CO                                     99.959
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
International Equity Fund-Class Y            CALHOUN & CO                                     92.423
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class A            NATIONAL INVESTOR SERVICES FBO                   22.442
                                             508-21814-12
                                             55 WATER STREET,32ND FLOOR
                                             NEW YORK NY 10041
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class A            NATIONAL INVESTOR SERVICES FBO                   21.320
                                             55 WATER STREET,32ND FLOOR
                                             NEW YORK NY 10041
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class A            SARAH M REPEL                                     5.963
                                             543 SHERIDAN RD
                                             EVANSTON IL 60202-0000
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class A            E CURTIS MATTHEWS JR                              5.540
                                             1420 DAVIS ST
                                             EVANSTON IL 60201
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class B            MERRILL LYNCH PIERCE FENNER & SMITH FBO          22.433
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class B            FIRST CLEARING CORPORATION                        5.641
                                             MARTHA SEWELL (IRA)
                                             FCC AS CUSTODIAN
                                             2857 PLAZA ROJO
                                             SANTA FE NM 87507-6521
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class C            MERRILL LYNCH PIERCE FENNER & SMITH FBO          11.427
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class C            PAINEWEBBER FOR THE BENEFIT OF                   23.623
                                             AMBROSE HAMM TRUSTEE
                                             U/A/D 3/26/1982
                                             FBO: KEITH HAMM SR TRUST
                                             PO BOX 955
                                             BRANCHVILLE NJ 07826-0955
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class C            PERSHING LLC                                      7.994
                                             P.O. BOX 2052
                                             JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class C            PERSHING LLC                                      7.341
                                             P.O. BOX 2052
                                             JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class C            PAINEWEBBER FOR THE BENEFIT OF                    5.848
                                             RICHARD BEYRER
                                             CATHLEEN BEYRER JTWROS
                                             14 CHERYL CT
                                             MAHOPAC NY 10541-2813
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class K            CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class Y            CALHOUN & CO                                     89.349
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
International Growth Fund-Class Y            FIFTH THIRD BANK TTEE FBO                         6.022
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class A                 MERRILL LYNCH PIERCE FENNER & SMITH FBO           9.015
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class B                 MERRILL LYNCH PIERCE FENNER & SMITH FBO          43.790
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class C                 MERRILL LYNCH PIERCE FENNER & SMITH FBO          30.852
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class K                 CALHOUN & CO                                     99.913
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class Y                 CALHOUN & CO                                     81.233
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class Y                 MUNDER FUND OF FUNDS                             15.688
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A          ROBERT W BAIRD & CO. INC.                        18.556
                                             777 EAST WISCONSIN AVENUE
                                             MILWAUKEE WI 53202-5391
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A          SUZANNE MCKEOWN                                   5.637
                                             9669 STEEP HOLLOW DR
                                             WHITE LAKE MI 48386
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A          NFSC FEBO                                         5.567
                                             TIMOTHY LOWELL WESTBAY TTEE
                                             TIMOTHY LOWELL WESTBAY REV
                                             LIVING TR, U/A 3/8/83
                                             46502 DARWOOD CT.
                                             PLYMOUTH MI 48170
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A          CAROL JOY VAERTEN                                 5.119
                                             4190 BROWN CITY ROAD
                                             BROWN CITY MI 48146-0000
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B          MERRILL LYNCH PIERCE FENNER & SMITH FBO          26.072
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B          PERSHING LLC                                     10.475
                                             P.O. BOX 2052
                                             JERSEY CITY, NJ
                                             07303-9998
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B          RAYMOND JAMES & ASSOC INC                         9.548
                                             FBO LEVALLEY EDITH
                                             880 CARILLON PKWY
                                             ST PETERSBURG FL 33716
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B          SALOMON SMITH BARNEY INC.                         7.248
                                             333 WEST 34TH ST - 3RD FLOOR
                                             NEW YORK, NEW YORK 10001
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class C          MERRILL LYNCH PIERCE FENNER & SMITH FBO          94.550
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class K          CALHOUN & CO                                     99.985
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class Y          CALHOUN & CO                                     63.740
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class Y          KIKI NICK                                        29.617
                                             591 RENAUD
                                             GROSSE POINTE WOODS MI 48236
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class A                MERRILL LYNCH PIERCE FENNER & SMITH FBO          12.899
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class A                CHARLES SCHWAB & CO INC                          10.322
                                             SPECIAL CUSTODY ACT FOR THE
                                             BENEFIT OF CUSTOMERS
                                             ATTN MUTUAL FUNDS
                                             101 MONTGOMERY STREET
                                             SAN FRANCISCO CA 94104
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class B                MERRILL LYNCH PIERCE FENNER & SMITH FBO          25.544
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class C                MERRILL LYNCH PIERCE FENNER & SMITH FBO          36.541
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class K                CALHOUN & CO                                     97.232
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y                CALHOUN & CO                                     44.005
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y                FIFTH THIRD BANK TTEE FBO                        11.521
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y                MUNDER FUND OF FUNDS                              9.557
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y                JOHN P RICHARDSON GEN PRTNR                       7.885
                                             RICHARDSON FAMILY LIMITED PRTNRSHP
                                             3452 BALFOUR DR
                                             TROY MI 48084
----------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y                STERLING TRUST CO TTEE                            6.678
                                             FBO MUNDER CAPITAL MANAGEMENT
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                   STERLING TRUST CO CUST                            8.795
                                             FBO DYNAMICSOFT INC
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                   MERRILL LYNCH PIERCE FENNER & SMITH FBO           7.451
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                   SECURITY TRUST CO TTEE FBO                        6.912
                                             GOLDEN STATE FOODS CORP SALARIED
                                             401 K SAVINGS & RETIREMENT PLAN
                                             2390 EAST CAMELBACK RD STE 240
                                             PHOENIX AZ  85016
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class B                   MERRILL LYNCH PIERCE FENNER & SMITH FBO          26.550
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class II                  MERRILL LYNCH PIERCE FENNER & SMITH FBO          22.583
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class K                   CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class Y                   CALHOUN & CO                                     60.221
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class Y                   MUNDER FUND OF FUNDS                             22.083
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class Y                   FIFTH THIRD BANK TTEE FBO                         6.992
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class A             MERRILL LYNCH PIERCE FENNER & SMITH FBO          30.624
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class B             MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.820
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class C             MERRILL LYNCH PIERCE FENNER & SMITH FBO          49.780
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class K             CALHOUN & CO                                     95.868
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI  48275-3446
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class Y             CALHOUN & CO                                     79.748
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI  48275-3446
----------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class Y             MUNDER FUND OF FUNDS                             15.334
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class A                          MERRILL LYNCH PIERCE FENNER & SMITH FBO          17.198
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class B                          MERRILL LYNCH PIERCE FENNER & SMITH FBO          24.092
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class C                          MERRILL LYNCH PIERCE FENNER & SMITH FBO          30.278
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class K                          CALHOUN & CO                                     98.929
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI  48275-3446
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                          STERLING TRUST CO TTEE                           18.813
                                             FBO MUNDER CAPITAL MANAGEMENT
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO  80204
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                          CALHOUN & CO                                     31.267
                                             C/O COMERICA BANK
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             PO BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                          HIGHLANDS COMPANY OF DELAWARE                     9.389
                                             2301 MITCHELL PARK DR
                                             PETOSKEY MI  49770
----------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                          MAC & CO A/C VHSF3001102                          7.078
                                             MUTUAL FUND OPS-TC
                                             PO BOX 3198
                                             PITTSBURGH PA 15230
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class A                      MERRILL LYNCH PIERCE FENNER & SMITH FBO          19.989
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class B                      MERRILL LYNCH PIERCE FENNER & SMITH FBO          33.077
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class II                     MERRILL LYNCH PIERCE FENNER & SMITH FBO          20.938
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class K                      CALHOUN & CO                                     90.086
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class K                      MUNDER CAPITAL MGMT                               9.895
                                             ATTN KIM WINEK
                                             480 PIERCE ST
                                             BIRMINGHAM MI 48103
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                      STERLING TRUST CO TTEE                            6.416
                                             FBO MUNDER CAPITAL MANAGEMENT
                                             1380 LAWRENCE ST STE 1400
                                             DENVER CO 80204
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                      RICHARD A GIESEN                                  9.576
                                             1070 N ELM TREE RD
                                             LAKE FOREST IL 60045-0000
----------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                      MUNDER FUND OF FUNDS                             69.402
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A   MERRILL LYNCH PIERCE FENNER & SMITH FBO          27.609
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A   NFSC FEBO                                         6.812
                                             GORDON B & HILDA B LOWELL TTEE
                                             LOWELL-KANGAS & ASSOC OF ST
                                             LOUIS P/S TR, U/A 12/6/72
                                             2055 NORTH BALLAS ROAD
                                             ST LOUIS MO 63131
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A   INDUSTRICORP & CO FBO                             5.299
                                             312 CENTRAL AVE SE STE 508
                                             MINNEAPOLIS MN 55414
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class B   MERRILL LYNCH PIERCE FENNER & SMITH FBO          29.228
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class B   PRUDENTIAL SECURITIES INC. FBO                    5.033
                                             RICHARD A AUHLL
                                             INVESTMENT ACCOUNT
                                             700 UTE AVE STE 710
                                             ASPEN CO 81611-2195
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class C   MERRILL LYNCH PIERCE FENNER & SMITH FBO          25.329
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class C   A G EDWARDS & SONS INC FBO                        5.372
                                             GRACE R BAUER &
                                             ERWIN A BAUER TTEE
                                             ONE NORTH JEFFERSON
                                             ST LOUIS MO 63103-2287
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class C   A G EDWARDS & SONS INC FBO                        5.276
                                             DICK RICE TTEE
                                             EVELYN E CLAXTON
                                             ONE NORTH JEFFERSON
                                             ST LOUIS MO 63103-2287
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class K   CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class Y   CALHOUN & CO                                     81.729
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class Y   FIFTH THIRD BANK TTEE FBO                         5.467
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class A            NFSC FEBO                                         7.234
                                             NFSC/FMTC IRA
                                             FBO MARTIN E LAKER
                                             2120 BLOOMFIELD WOODS CT
                                             WEST BLOOMFIELD MI 48323
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class B            MERRILL LYNCH PIERCE FENNER & SMITH FBO          52.040
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class C            MERRILL LYNCH PIERCE FENNER & SMITH FBO          39.033
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class K            CALHOUN & CO                                     99.734
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class Y            CALHOUN & CO                                     89.876
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class A            MERRILL LYNCH PIERCE FENNER & SMITH FBO          19.815
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class A                 MERRILL LYNCH PIERCE FENNER & SMITH FBO          12.694
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class A                 CIRCLE TRUST COMPANY CO CUST FBO                  7.829
                                             GOLDK OMNIBUS ACCOUNT
                                             METRO CENTER
                                             ONE STATION PLACE
                                             STAMFORD CT 06902
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class A                 CARN & CO                                         5.269
                                             FBO KASLE STEEL CORP SVGS PLAN
                                             ATTN: MUTUAL FUNDS-STAR
                                             PO BOX 96211
                                             WASHINGTON, DC 20090-6211
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class B                 MERRILL LYNCH PIERCE FENNER & SMITH FBO          38.613
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class C                 MERRILL LYNCH PIERCE FENNER & SMITH FBO          47.738
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class K                 CALHOUN & CO                                     100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class Y                 CALHOUN & CO                                     74.283
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class Y                 MUNDER FUND OF FUNDS                              6.222
                                             ATTN DAWN MCKENDRICK
                                             MUNDER CAPITAL MANAGEMENT
                                             480 PIERCE STREET
                                             BIRMINGHAM MI 48009
----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class Y                 FIFTH THIRD BANK TTEE FBO                         5.586
                                             SHAPE CORP RET TRUST 32
                                             PO BOX 630074
                                             CINCINNATI OH 45263
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                   MERRILL LYNCH PIERCE FENNER & SMITH FBO          39.352
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                   NFSC FEBO                                         5.354
                                             PAMELA J ZIOMEK TTEE
                                             PAMELA J ZIOMEK TRUST
                                             U/A 6/15/94
                                             157 CHUNILOTI WAY
                                             LOUDON TN 37774
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                   MERRILL LYNCH PIERCE FENNER & SMITH FBO          35.603
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                   WELLS FARGO BANK MN NA FBO                       11.468
                                             PARKER FAMILY
                                             PO BOX 1533
                                             MPLS MN 55480
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                   FIRST CLEARING CORPORATION                        7.535
                                             DOROTHY A ZAHN
                                             547 SYLVAN ROAD
                                             RIVER VALE NJ 07675
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                   MERRILL LYNCH PIERCE FENNER & SMITH FBO          55.214
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                   PRUDENTIAL SECURITIES INC. FBO                   10.665
                                             MRS ASAKO SHIBATA TTEE
                                             ASAKO SHIBATA, TRUSTEE OF THE
                                             ASAKO SHIBATA TRUST UA DTD
                                             GARDENA CA 90247-5617
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                   PAINEWEBBER FOR THE BENEFIT OF                    5.408
                                             ELAINE C IACIOFOLI TTEE
                                             BY ELAINE C IACIOFOLI
                                             UAD 4/21/1997
                                             15096 CORBY CT
                                             WELLINGTON FL 33414-8372
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class K                   CALHOUN & CO                                     99.929
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class Y                   CALHOUN & CO                                     87.289
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class Y                   MAXINE M MARSHKE                                 12.227
                                             11387 SPENS LANE
                                             LACHINE MI 49753-0000
----------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class A           NATIONAL FINANICAL SERVICES CORP                 98.004
                                             FOR THE EXCLUSIVE BENEFIT OF
                                             OUR CUSTOMERS
                                             ATTN: MUTUAL FUNDS 5TH FL
                                             P O BOX 3908 CHURCH STREET STATION
                                             NEW YORK NY 10008-3908
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class K           CALHOUN & CO                                     99.903
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class Y           CALHOUN & CO                                     95.403
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class A   MERRILL LYNCH PIERCE FENNER & SMITH FBO          61.093
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class A   DAVID M LIETZKE &                                 9.155
                                             NANCY K LIETZKE TTEES
                                             THE LIETZKE FAMILY TRUST
                                             U/A DTD 05/26/1993
                                             21847 VILLA OAKS LN
                                             SARATOGA CA 95070
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class B   MERRILL LYNCH PIERCE FENNER & SMITH FBO          57.611
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C   PAINEWEBBER FOR THE BENEFIT OF                    8.013
                                             SOPHIA G. COLOVOS TRUST
                                             DTD 1/31/97
                                             SOPHIA G COLOVOS TTEE
                                             6141 LANDING BOULEVARD
                                             LADY LAKE FL 32159-5942
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C   GREGORY J SCHWARTZ & CO IN FBO                    7.978
                                             DONALD L GUNDLE
                                             MARIE J GUNDLE
                                             JT TEN/WROS
                                             34411 QUAKER VALLEY
                                             FARMINGTON HLS MI 48331
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C   LPL FINANCIAL SERVICES                            7.367
                                             9785 TOWNE CENTRE DRIVE
                                             SAN DIEGO CA 92121-1968
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C   MERRILL LYNCH PIERCE FENNER & SMITH FBO          54.777
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class K   CALHOUN & CO                                     99.900
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class Y   JOAN M LINVILLE TTEE                             12.788
                                             JOAN M LINVILLE LIVING TRUST
                                             U/A DTD 03/22/2001
                                             7896 WINFIELD DR SW
                                             BRIGHTON MI 48116
----------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class Y   CALHOUN & CO                                     86.221
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class A          MERRILL LYNCH PIERCE FENNER & SMITH FBO           7.149
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class B          MERRILL LYNCH PIERCE FENNER & SMITH FBO          39.671
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class C          MERRILL LYNCH PIERCE FENNER & SMITH FBO          41.078
                                             THE SOLE BENEFIT OF ITS CUSTOMERS
                                             ATTN FUND ADMINISTRATION (97XXX)
                                             4800 DEER LAKE DR E 2ND FL
                                             JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class K          CALHOUN & CO                                     99.793
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class Y          CALHOUN & CO                                     99.189
                                             C/O COMERICA BANK DETROIT
                                             ATTN MUTUAL FUNDS UNIT MC 3446
                                             P O BOX 75000
                                             DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund-Class A      NATIONAL FINANICAL SERVICES CORP                 88.882
                                             FOR THE EXCLUSIVE BENEFIT OF
                                             OUR CUSTOMERS
                                             ATTN: MUTUAL FUNDS 5TH FL
                                             P O BOX 3908 CHURCH STREET STATION
                                             NEW YORK NY 10008-3908
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                       Percentage of Class
Name of Fund and Class                       Name and Address                            Outstanding (%)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund-Class K      CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund-Class Y      CALHOUN & CO                                    100.000
                                             C/O COMERICA BANK DETROIT
                                             ATTN VICKY FROEHLICH
                                             P O BOX 75000
                                             DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------

     As of April 1, 2003, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of all of the Funds except the Balanced Fund, Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund. As a result, Comerica Bank may be deemed to have control of one or more of the Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

     As of April 1, 2003, discretionary clients of MCM over which it has voting power collectively owned less than 1% of each Fund's outstanding shares, except with respect to the Balanced Fund (3.18%), Emerging Markets Fund (1.01%), MidCap Select Fund (27.41%), Real Estate Equity Investment Fund (10.44%), Small Company Growth Fund (2.59%) and Small-Cap Value Fund (7.12%).

     Shareholder Approvals. As used in this SAI and in the Prospectuses, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

     This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

     Statements contained herein and in the Funds' Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                         ANNUAL FUND OPERATING EXPENSES

     Unless otherwise noted, a Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the prospectus expense tables, reflects that Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on a Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                              FINANCIAL STATEMENTS

     The financial statements of the Funds (including when they were Predecessor Funds, if applicable), including the notes thereto, dated June 30, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Funds, dated as of June 30, 2002. The information under the caption "Financial Highlights" for the period from commencement of operations through June 30, 2002, appearing in the related Prospectuses dated October 31, 2002, as supplemented through June 16, 2003, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. In addition, unaudited financial statements of the Funds (including when they were Predecessor Funds, if applicable), dated December 31, 2002, are available in the Semi-Annual Report of the Funds dated December 31, 2002.

     The financial statements of MST for the period prior to the reorganization and redomiciliation of the Predecessor Funds as series of MST, which are attached contain the following:

     .    Report of Ernst & Young LLP, Independent Auditors.
     .    Statement of Asset and Liability.
     .    Statement of Operations.
     .    Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholder of Munder Series Trust:

We have audited the accompanying statement of asset and liability of Munder Series Trust (the "Trust"), as of April 8, 2003, and the related statement of operations for the period from February 3, 2003 to April 8, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Munder Series Trust at April 8, 2003, and the results of its operations for the period from February 3, 2003 to April 8, 2003, in conformity with accounting principles generally accepted in the United States.


                                                    ERNST & YOUNG LLP

Boston, Massachusetts
April 8, 2003

                               Munder Series Trust
                        Statement of Asset and Liability
                                  April 8, 2003

ASSET:
   Cash                                                                $117,000
                                                                       --------
      Total Asset                                                       117,000
                                                                       --------

LIABILITY:
   Due to affiliate                                                      17,000
                                                                       --------
      Total Liability                                                    17,000
                                                                       --------
      NET ASSETS                                                       $100,000
                                                                       ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                     $117,000
   Accumulated net investment loss                                      (17,000)
                                                                       --------
      NET ASSETS                                                       $100,000
                                                                       ========

                        See Notes to Financial Statements

                               Munder Series Trust
                             Statement of Operations
              For the Period From February 3, 2003 to April 8, 2003

INVESTMENT INCOME                                                      $     --

EXPENSES:
   Trustee fees and expenses                                             17,000
                                                                       --------
      Total Expenses                                                     17,000
                                                                       --------

NET INVESTMENT LOSS                                                    $(17,000)
                                                                       ========

                        See Notes to Financial Statements

                               Munder Series Trust
                          Notes to Financial Statements
                                  April 8, 2003

1.   Organization

     Munder Series Trust (a Delaware Trust) (the "Trust") was organized on February 3, 2003 and has had no operations since that date other than matters relating to its organization. Munder Series Trust was formed solely for the purpose of completing an Agreement and Plan of Reorganization and Redomiciliation of each Fund of St. Clair Funds, Inc., The Munder Framlington Funds Trust, The Munder Funds, Inc. and The Munder Funds Trust.

2.   Significant Accounting Policies

     Organization Costs: Costs relating to the organization of the Trust will be borne by Munder Capital Management, the sole contributor of capital to the Trust, except for $17,000 of Trustee fees and expenses.

     Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.   Due to Affiliate

     Due to Affiliate represents a payable to Munder Capital Management to reimburse it for payments made to the Trustee on behalf of the Trust.

                                   APPENDIX A

- Rated Investments -

Corporate Bonds

From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

"Aaa":
     Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa":
     Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A":
     Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa":
     Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba":
     Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B":
     Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa":
     Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor's Corporation ("S&P") description of its bond ratings:

"AAA":
     Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA":
     Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

"A":
     Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB":
     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB," "B" and "CCC":
     Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

From Fitch Ratings, Inc. ("Fitch") description of its bond ratings:

"AAA":
     "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA":
     "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A":
     "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in economic conditions than is the case for higher ratings.

"BBB":
     "BBB" ratings indicated that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"BB":
     "BB" ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

"B":
     "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business and economic environment.

"CCC," "CC" and "C":
     Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Commercial Paper

     The rating "Prime-1 or P-1" is the highest commercial paper rating assigned by Moody's. These issuers (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return of funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Instruments rated "Prime-2 or P-2" are offered by issuers (or supporting institutions) that have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" is rated in the highest category assigned by S&P and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated "A-1+." This indicates that the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Commercial paper rated "A-2" by S&P is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     The highest rating category assigned by Fitch is "F1," which indicates the strongest capacity for timely payment of financial commitments. Certain obligations may be designated "F1+" to denote any exceptionally strong credit feature. Commercial paper rated "F2" represents a good credit quality with a satisfactory capacity for timely payment of financial commitments, but a margin of safety that is not as great as in the case of the higher ratings.

                                   APPENDIX B

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds may enter into certain futures transactions and options on futures contracts for hedging purposes. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond Fund) may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts

     Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association

(GNMA) modified pass-through mortgage-backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury Bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury Bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury Bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury Bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury Bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury Bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's Custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II   Index Futures Contracts

     General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                Portfolio                                       Futures
--------------------------------------------------   ---------------------------------
Anticipate buying $62,500 in Equity Securities       -Day Hedge is Placed-
                                                     Buying 1 Index Futures at 125
                                                     Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000     -Day Hedge is Lifted-
Increase in Purchase Price = $2,500                  Sell 1 Index Futures at 130
                                                     Value of Futures = $65,000/Contract
                                                     Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 x $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                Portfolio                                       Futures
--------------------------------------------------   ---------------------------------
Anticipate Selling $1,000,000 in Equity Securities   -Day Hedge is Placed-
                                                     Sell 16 Index Futures at 125
                                                     Value of Futures = $1,000,000

Equity Securities - Own Stock                        -Day Hedge is Lifted-
with Value = $960,000                                Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                    Value of Futures = $960,000
                                                     Gain on Futures = $40,000

III. Margin Payments

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor or the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor or the Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor or the Sub-Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor or the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's or the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.   Currency Transactions

     A Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor or the Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor or the Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor or the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high-grade assets on the books of the Fund's Custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VI.  Options

     Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond
Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign securities, see Currency Transactions above.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Fund's Custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with the Fund's Custodian. A Fund will limit its investment in uncovered put amount call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. A Fund will write put options only if they are "secured" by cash or cash equivalents in a segregated account with the Fund's Custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer that is unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

VII. Options on Futures Contracts

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VIII. Other Matters

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.